UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                     Investment Company Act file number 811-3614

                                ROCHESTER FUND MUNICIPALS
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                     (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                        (Name and address of agent for service)


             Registrant's telephone number, including area code: (303) 768-3200
                                                                 --------------

                            Date of fiscal year end:  DECEMBER 31
                                                      -----------

          Date of reporting period: JANUARY 1, 2003 - DECEMBER 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED DECEMBER 31, 2003, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO APPROPRIATE BROAD-BASED MARKET INDICES.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Fund delivered high yields throughout the reporting period ended December 31, 2003. We attribute its strong results to intensive credit research and a macroeconomic environment that, ultimately, was beneficial to the types of securities we favor. Our research-intensive approach seeks to identify lesser known, smaller and/or misunderstood securities whose overall risk levels are, in our opinion, less than their yields would suggest. To offset the greater credit risk (and potential price volatility) in these securities, we ensure that the Fund is very widely diversified (1,066 issues at December 31, 2003). We also choose bonds with more than one type of backing or assurance of payment, and we invest in securities that we expect may be pre-refunded before their call dates, which generally produces significant price appreciation.

   Our emphasis on credit risk led to considerable volatility for the Fund this year but also paid off as the economic outlook grew increasingly positive, benefiting securities from a wide variety of economically sensitive industry sectors, from airlines and durable goods manufacturers to paper and forest products. For instance, among the strongest contributors to performance were the Fund's airline-related holdings (6.95% of investments at value at December 31), which included bonds issued by American Airlines. American narrowly avoided bankruptcy in March by securing valuable union and vendor concessions. We also hold approximately $56MM of Port Authority bonds issued on behalf of US Airlines. Because of their very attractive security features, the bonds continued to trade near their current call price at par. US Airways went into bankruptcy in late 2002, and emerged in 2003. Despite their financial problems, both companies continued to make all scheduled principal and interest payments on our bonds. In the latter half of the year, as the U.S. economy showed signs of improvement, so too did the economically leveraged airline industry, where profitability can climb quickly with even a small increase in paying passengers. In both cases, we maintained our position. We anticipated that a resurgent economy would brighten the companies' prospects.
   Also rebounding as the year progressed were the Fund's Master Settlement Agreement ("MSA")-backed bonds, which constituted about 10.0% of investments at market value. These securities are backed by the State of New York's share of the national settlement agreement with major tobacco manufacturers. A fear of national oversupply and a $10 billion Illinois state court decision against Phillip Morris roiled the MSA market in the past 12 months. That decision initially required Phillip Morris to pay the $10 billion judgment


7 | ROCHESTER FUND MUNICIPALS

FUND PERFORMANCE DISCUSSION

or put up a $12 billion bond to appeal the decision--an amount that could potentially have bankrupted Phillip Morris and caused it to default on its share of the settlement payments to all states. However, upon appeal later in 2003, this bonding requirement was reduced.
   Although the industry still faces litigation, many states passed new legislation designed to prevent massive judgments and bond requirements that would place a company at risk of bankruptcy in order to appeal. On the supply front, it became increasingly apparent that many of the states that might still issue MSA-backed bonds will not do so; all of New York state's remaining MSA-related bond allowance was used instead to issue bonds backed by a promise of state repayment as well as MSA payments. The MSA bond market recovered nicely as we moved into the second half of the year, rewarding us for our perseverance.
   Despite the rebound, MSA bonds remain relatively inexpensive compared to other bonds of identical, investment-grade credit rating and maturity, and we believe they may appreciate in value further in 2004. With little new issuance on the horizon, we expect them to become relatively scarce in the coming year, while the demand for their attractive yields may lead to higher prices. Whenever possible, we added to the Fund's cache of MSA bonds.
   The Fund's performance benefited as well from our investments in inverse floaters and from the pre-refunding of various holdings. The yields of inverse floaters move in the opposite direction of interest rates. With rates at very low levels throughout the year, our holdings in this area consistently made strong contributions to current yield.
Pre-refunding involves the issuance of a new bond; the bond proceeds are then invested in Treasuries earmarked to repay principal on a previously issued bond. With this added assurance of principal prepayment, the older (now pre-refunded) bond becomes a more secure credit, yet its coupon rate does not change. This combination--a higher credit rating and coupon rates associated with a lesser-rated bond--leads to price appreciation. Once various holdings in the portfolio had been pre-refunded, we sold them at a profit and reinvested in other opportunities.
   The Fund's holdings, strategy and management are of course subject to change, as we evaluate new prices and opportunities. But with over 1,000 bonds currently held in the portfolio, individual changes from sales, calls, or maturities only very gradually change the makeup of the Funds and its dividend.



8 | ROCHESTER FUND MUNICIPALS

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until December 31, 2003. In the case of Class A shares, performance is measured over a 10-year period. In the case of Class B and Class C shares, performance is measured from inception of the respective class on March 17, 1997. In the case of Class Y shares, performance is measured from inception of the class on April 28, 2000. The performance information for both indices in the graphs begins on 12/31/93 for Class A, 3/31/97 for Class B and for Class C and 4/30/00 for Class Y shares. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions.
   The Fund's performance is compared to the performance of that of the Lehman Brothers Municipal Bond Index and the Consumer Price Index. The Lehman Brothers Municipal Bond Index is an unmanaged index of a broad range of investment grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. The Consumer Price Index is a non-securities index that measures changes in the inflation rate. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the index.



9 | ROCHESTER FUND MUNICIPALS

FUND PERFORMANCE DISCUSSION

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
     Rochester Fund Municipals (Class A)
     Lehman Brothers Municipal Bond Index
     Consumer Price Index

[LINE CHART]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                  Rochester Fund Municipals        Lehman Brothers              Consumer Price
                  (Class A)                        Municipal Bond Index         Index

12/31/1993         9,525                           10,000                       10,000
03/31/1994         8,985                            9,451                       10,096
06/30/1994         8,971                            9,555                       10,151
09/30/1994         8,977                            9,621                       10,247
12/31/1994         8,730                            9,483                       10,267
03/31/1995         9,405                           10,153                       10,384
06/30/1995         9,731                           10,398                       10,460
09/30/1995         9,938                           10,697                       10,508
12/31/1995        10,354                           11,138                       10,528
03/31/1996        10,204                           11,004                       10,679
06/30/1996        10,301                           11,088                       10,748
09/30/1996        10,590                           11,343                       10,823
12/31/1996        10,909                           11,632                       10,878
03/31/1997        10,927                           11,604                       10,974
06/30/1997        11,314                           12,004                       10,995
09/30/1997        11,687                           12,365                       11,056
12/31/1997        12,022                           12,701                       11,063
03/31/1998        12,208                           12,847                       11,125
06/30/1998        12,409                           13,043                       11,180
09/30/1998        12,781                           13,443                       11,221
12/31/1998        12,806                           13,524                       11,241
03/31/1999        12,917                           13,644                       11,317
06/30/1999        12,694                           13,403                       11,399
09/30/1999        12,407                           13,349                       11,516
12/31/1999        12,101                           13,246                       11,543
03/31/2000        12,528                           13,633                       11,742
06/30/2000        12,679                           13,839                       11,824
09/30/2000        13,015                           14,174                       11,914
12/31/2000        13,544                           14,793                       11,934
03/31/2001        13,842                           15,122                       12,085
06/30/2001        14,016                           15,220                       12,209
09/30/2001        14,341                           15,647                       12,229
12/31/2001        14,240                           15,552                       12,119
03/31/2002        14,385                           15,698                       12,263
06/30/2002        14,735                           16,273                       12,339
09/30/2002        15,140                           17,045                       12,414
12/31/2002        15,018                           17,045                       12,407
03/31/2003        14,761                           17,250                       12,634
06/30/2003        15,439                           17,695                       12,599
09/30/2003        15,646                           17,709                       12,702
12/31/2003        16,236                           17,951                       12,702

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES OF THE FUND WITH SALES CHARGE AT 12/31/03
1-Year 2.98%   5-Year 3.85%   10-Year 4.97%   Inception Date 5/15/86



10 | ROCHESTER FUND MUNICIPALS

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
     Rochester Fund Municipals (Class B)
     Lehman Brothers Municipal Bond Index
     Consumer Price Index

[LINE CHART]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                  Rochester Fund Municipals         Lehman Brothers             Consumer Price
                  (Class B)                         Municipal Bond Index        Index


03/17/1997        10,000                            10,000                      10,000
03/31/1997        9,951                             10,000                      10,000
06/30/1997        10,282                            10,345                      10,019
09/30/1997        10,599                            10,656                      10,075
12/31/1997        10,874                            10,945                      10,081
03/31/1998        11,019                            11,072                      10,138
06/30/1998        11,176                            11,240                      10,188
09/30/1998        11,487                            11,585                      10,225
12/31/1998        11,484                            11,655                      10,244
03/31/1999        11,560                            11,758                      10,313
06/30/1999        11,341                            11,550                      10,388
09/30/1999        11,061                            11,504                      10,494
12/31/1999        10,764                            11,415                      10,519
03/31/2000        11,120                            11,749                      10,700
06/30/2000        11,230                            11,926                      10,775
09/30/2000        11,503                            12,215                      10,856
12/31/2000        11,946                            12,749                      10,875
03/31/2001        12,182                            13,032                      11,013
06/30/2001        12,309                            13,116                      11,125
09/30/2001        12,568                            13,485                      11,144
12/31/2001        12,453                            13,402                      11,044
03/31/2002        12,553                            13,529                      11,175
06/30/2002        12,831                            14,024                      11,244
09/30/2002        13,148                            14,689                      11,313
12/31/2002        13,013                            14,689                      11,306
03/31/2003        12,779                            14,866                      11,513
06/30/2003        13,365                            15,250                      11,481
09/30/2003        13,545                            15,262                      11,575
12/31/2003        14,056                            15,470                      11,575

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES OF THE FUND WITH SALES CHARGE AT 12/31/03
1-Year 2.19%   5-Year 3.64%   Since Inception 5.14%   Inception Date 3/17/97

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR MORE CURRENT PERFORMANCE DATA, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800 CALL OPP (255.5677). FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE ON CLASS Y SHARES. SEE PAGE 14 FOR FURTHER DETAILS.


11 | ROCHESTER FUND MUNICIPALS

FUND PERFORMANCE DISCUSSION

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
     Rochester Fund Municipals (Class C)
     Lehman Brothers Municipal Bond Index
     Consumer Price Index
[LINE CHART]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                  Rochester Fund Municipals        Lehman Brothers              Consumer Price
                  (Class C)                        Municipal Bond Index         Index


03/17/1997        10,000                           10,000                       10,000
03/31/1997        9,956                            10,000                       10,000
06/30/1997        10,282                           10,345                       10,019
09/30/1997        10,599                           10,656                       10,075
12/31/1997        10,880                           10,945                       10,081
03/31/1998        11,020                           11,072                       10,138
06/30/1998        11,183                           11,240                       10,188
09/30/1998        11,488                           11,585                       10,225
12/31/1998        11,486                           11,655                       10,244
03/31/1999        11,567                           11,758                       10,313
06/30/1999        11,337                           11,550                       10,388
09/30/1999        11,063                           11,504                       10,494
12/31/1999        10,760                           11,415                       10,519
03/31/2000        11,117                           11,749                       10,700
06/30/2000        11,234                           11,926                       10,775
09/30/2000        11,501                           12,215                       10,856
12/31/2000        11,951                           12,749                       10,875
03/31/2001        12,181                           13,032                       11,013
06/30/2001        12,308                           13,116                       11,125
09/30/2001        12,567                           13,485                       11,144
12/31/2001        12,451                           13,402                       11,044
03/31/2002        12,552                           13,529                       11,175
06/30/2002        12,830                           14,024                       11,244
09/30/2002        13,155                           14,689                       11,313
12/31/2002        13,020                           14,689                       11,306
03/31/2003        12,770                           14,866                       11,513
06/30/2003        13,328                           15,250                       11,481
09/30/2003        13,478                           15,262                       11,575
12/31/2003        13,949                           15,470                       11,575

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES OF THE FUND WITH SALES CHARGE AT 12/31/03
1-Year 6.14%   5-Year 3.96%   Since Inception 5.02%   Inception Date 3/17/97


12 | ROCHESTER FUND MUNICIPALS

CLASS Y SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
     Rochester Fund Municipals (Class Y)
     Lehman Brothers Municipal Bond Index
     Consumer Price Index

[LINE CHART]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                  Rochester Fund Municipals         Lehman Brothers             Consumer Price
Date              (Class Y)                         Municipal Bond Index        Index


04/28/2000        10,000                            10,000                      10,000
06/30/2000        10,197                            10,212                      10,064
09/30/2000        10,470                            10,459                      10,140
12/31/2000        10,897                            10,916                      10,158
03/31/2001        11,139                            11,158                      10,286
06/30/2001        11,283                            11,231                      10,391
09/30/2001        11,547                            11,546                      10,409
12/31/2001        11,469                            11,475                      10,315
03/31/2002        11,589                            11,584                      10,438
06/30/2002        11,877                            12,007                      10,502
09/30/2002        12,197                            12,578                      10,566
12/31/2002        12,108                            12,578                      10,560
03/31/2003        11,904                            12,729                      10,753
06/30/2003        12,454                            13,057                      10,724
09/30/2003        12,624                            13,067                      10,811
12/31/2003        13,096                            13,246                      10,811


AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 12/31/03
1-Year 8.16%   Since Inception 7.62%   Inception Date 4/28/00

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR MORE CURRENT PERFORMANCE DATA, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800 CALL OPP (255.5677). FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE ON CLASS Y SHARES. SEE PAGE 14 FOR FURTHER DETAILS.


13 | ROCHESTER FUND MUNICIPALS

NOTES

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

CLASS A shares of the Fund were first publicly offered on 5/15/86. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 3/17/97. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 3/17/97. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 4/28/00. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.



14 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  DECEMBER 31, 2003

   PRINCIPAL                                                                                         MARKET VALUE
      AMOUNT                                                           COUPON         MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
 MUNICIPAL BONDS AND NOTES--99.5%
-----------------------------------------------------------------------------------------------------------------
 NEW YORK--89.9%
 $   620,000  Albany Hsg. Authority (Lark Drive)                        5.500%      12/01/2028    $       640,702
-----------------------------------------------------------------------------------------------------------------
   1,420,000  Albany IDA (Albany Medical Center)                        6.000       05/01/2019          1,381,078
-----------------------------------------------------------------------------------------------------------------
   2,460,000  Albany IDA (Albany Medical Center)                        6.000       05/01/2029          2,285,537
-----------------------------------------------------------------------------------------------------------------
     455,000  Albany IDA (Albany Medical Center)                        8.250       08/01/2004            455,710
-----------------------------------------------------------------------------------------------------------------
     400,000  Albany IDA (Albany Municipal Golf Course Clubhouse)       7.500       05/01/2012            408,568
-----------------------------------------------------------------------------------------------------------------
     935,000  Albany IDA (Albany Rehab.)                                8.375       06/01/2023            979,646
-----------------------------------------------------------------------------------------------------------------
   4,005,000  Albany IDA (Charitable Leadership)                        5.750       07/01/2026          4,079,813
-----------------------------------------------------------------------------------------------------------------
   3,730,000  Albany IDA (Daughters of Sarah Nursing Home)              5.375       10/20/2030          3,950,667
-----------------------------------------------------------------------------------------------------------------
   1,650,000  Albany IDA (MARA Mansion Rehab.)                          6.500       02/01/2023          1,651,089
-----------------------------------------------------------------------------------------------------------------
   1,395,000  Albany IDA (Port of Albany)                               7.250       02/01/2024          1,412,870
-----------------------------------------------------------------------------------------------------------------
   1,285,000  Albany IDA (Sage Colleges)                                5.250       04/01/2019          1,309,312
-----------------------------------------------------------------------------------------------------------------
   1,760,000  Albany IDA (Sage Colleges)                                5.300       04/01/2029          1,768,360
-----------------------------------------------------------------------------------------------------------------
     125,000  Albany IDA (University Heights-Albany Pharmacy)           6.750       12/01/2029            143,971
-----------------------------------------------------------------------------------------------------------------
   1,770,000  Albany Parking Authority                                  0.000 z     11/01/2017            925,197
-----------------------------------------------------------------------------------------------------------------
   2,510,000  Albany Parking Authority                                  5.625       07/15/2020          2,678,070
-----------------------------------------------------------------------------------------------------------------
   2,000,000  Albany Parking Authority                                  5.625       07/15/2025          2,090,920
-----------------------------------------------------------------------------------------------------------------
   2,010,000  Allegany County IDA (Cuba Memorial Hospital) a,b,d        6.500       11/01/2009            648,406
-----------------------------------------------------------------------------------------------------------------
   4,230,000  Allegany County IDA (Cuba Memorial Hospital) a,b,d        7.250       11/01/2019          1,357,069
-----------------------------------------------------------------------------------------------------------------
   5,700,000  Allegany County IDA (Houghton College)                    5.250       01/15/2024          5,757,114
-----------------------------------------------------------------------------------------------------------------
     920,000  Amherst IDA (Asbury Pointe)                               5.800       02/01/2015            902,143
-----------------------------------------------------------------------------------------------------------------
   3,000,000  Amherst IDA (Asbury Pointe)                               6.000       02/01/2029          2,842,320
-----------------------------------------------------------------------------------------------------------------
   2,880,000  Amherst IDA (Daemen College)                              6.000       10/01/2021          2,999,405
-----------------------------------------------------------------------------------------------------------------
  10,055,000  Amherst IDA (Daemen College)                              6.125       10/01/2031         10,453,379
-----------------------------------------------------------------------------------------------------------------
   3,000,000  Appleridge Retirement Community                           5.750       09/01/2041          3,364,470
-----------------------------------------------------------------------------------------------------------------
     990,000  Babylon IDA (WWH Ambulance)                               7.375       09/15/2008          1,017,047
-----------------------------------------------------------------------------------------------------------------
     710,000  Battery Park City Authority                              10.000       06/01/2023            713,543
-----------------------------------------------------------------------------------------------------------------
   1,360,000  Bayshore HDC                                              7.500       02/01/2023          1,419,704
-----------------------------------------------------------------------------------------------------------------
     570,000  Bethany Retirement Home                                   7.450       02/01/2024            601,339
-----------------------------------------------------------------------------------------------------------------
   1,065,000  Blauvelt Volunteer Fire Company                           6.250       10/15/2017          1,036,991
-----------------------------------------------------------------------------------------------------------------
      45,000  Bleeker Terrace HDC                                       8.350       07/01/2004             45,339
-----------------------------------------------------------------------------------------------------------------
     900,000  Bleeker Terrace HDC                                       8.750       07/01/2007            908,181
-----------------------------------------------------------------------------------------------------------------
     580,000  Brookhaven IDA (Brookhaven Memorial Hospital)             8.250       11/15/2030            604,865
-----------------------------------------------------------------------------------------------------------------
   7,005,000  Brookhaven IDA (Dowling College)                          6.750       03/01/2023          7,006,821
-----------------------------------------------------------------------------------------------------------------
     255,000  Brookhaven IDA (Farber) a                                 3.188 v     12/01/2004            254,618
-----------------------------------------------------------------------------------------------------------------
      95,000  Brookhaven IDA (Interdisciplinary School)                 8.500       12/01/2004             95,835
-----------------------------------------------------------------------------------------------------------------
   3,220,000  Brookhaven IDA (Interdisciplinary School)                 9.500       12/01/2019          3,380,775
-----------------------------------------------------------------------------------------------------------------
   1,250,000  Brookhaven IDA (St. Joseph's College)                     6.000       12/01/2020          1,318,563
-----------------------------------------------------------------------------------------------------------------
   2,425,000  Brookhaven IDA (Stony Brook Foundation)                   6.500       11/01/2020          2,508,444
-----------------------------------------------------------------------------------------------------------------
     515,000  Brookhaven IDA (United Baking Company)                    8.750       12/01/2011            542,393
-----------------------------------------------------------------------------------------------------------------
   3,230,000  Brookhaven IDA (United Baking Company)                    8.750       12/01/2030          3,359,006
-----------------------------------------------------------------------------------------------------------------
   1,000,000  Canton Human Services Initiatives                         5.700       09/01/2024          1,046,590
-----------------------------------------------------------------------------------------------------------------
   1,260,000  Canton Human Services Initiatives                         5.750       09/01/2032          1,311,547
-----------------------------------------------------------------------------------------------------------------
     600,000  Capital District Youth Center                             6.000       02/01/2017            645,534
-----------------------------------------------------------------------------------------------------------------
     500,000  Carnegie Redevelopment Corp. a                            7.000       09/01/2021            502,065


15 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  CONTINUED
  PRINCIPAL                                                                                         MARKET VALUE
     AMOUNT                                                           COUPON         MATURITY         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 1,430,000  Cattaraugus County IDA (Cherry Creek)                     9.800%      09/01/2010    $     1,433,160
----------------------------------------------------------------------------------------------------------------
    570,000  Cattaraugus County IDA
             (Jamestown Community College)                             6.400       07/01/2019            617,624
----------------------------------------------------------------------------------------------------------------
  1,000,000  Cattaraugus County IDA
             (Jamestown Community College)                             6.500       07/01/2030          1,078,060
----------------------------------------------------------------------------------------------------------------
  4,265,000  Cattaraugus County IDA (Olean General Hospital)           5.250       08/01/2023          4,385,401
----------------------------------------------------------------------------------------------------------------
  1,465,000  Cattaraugus County IDA (St. Bonaventure University)       5.450       09/15/2019          1,511,616
----------------------------------------------------------------------------------------------------------------
  2,900,000  Chautauqua County IDA
             (Jamestown Community College)                             5.250       08/01/2028          2,987,464
----------------------------------------------------------------------------------------------------------------
  1,000,000  Chautauqua County IDA (Jamestown Devel. Corp.)            7.125       11/01/2008          1,043,080
----------------------------------------------------------------------------------------------------------------
  3,395,000  Chautauqua County IDA (Jamestown Devel. Corp.)            7.125       11/01/2018          3,529,544
----------------------------------------------------------------------------------------------------------------
  8,145,000  Chemung County IDA (St. Joseph's Hospital)                6.000       01/01/2013          7,546,343
----------------------------------------------------------------------------------------------------------------
  8,435,000  Chemung County IDA (St. Joseph's Hospital)                6.350       01/01/2013          8,008,779
----------------------------------------------------------------------------------------------------------------
  4,910,000  Chemung County IDA (St. Joseph's Hospital)                6.500       01/01/2019          4,526,136
----------------------------------------------------------------------------------------------------------------
  1,960,000  Clifton Springs Hospital & Clinic                         7.650       01/01/2012          1,975,308
----------------------------------------------------------------------------------------------------------------
  3,210,000  Clifton Springs Hospital & Clinic                         8.000       01/01/2020          3,254,683
----------------------------------------------------------------------------------------------------------------
     35,000  Cohoes GO                                                 6.200       03/15/2012             36,847
----------------------------------------------------------------------------------------------------------------
     25,000  Cohoes GO                                                 6.200       03/15/2013             26,237
----------------------------------------------------------------------------------------------------------------
     25,000  Cohoes GO                                                 6.250       03/15/2014             26,187
----------------------------------------------------------------------------------------------------------------
     25,000  Cohoes GO                                                 6.250       03/15/2015             26,060
----------------------------------------------------------------------------------------------------------------
     25,000  Cohoes GO                                                 6.250       03/15/2016             25,968
----------------------------------------------------------------------------------------------------------------
    120,000  Columbia County IDA (Berkshire Farms)                     6.900       12/15/2004            121,388
----------------------------------------------------------------------------------------------------------------
  1,855,000  Columbia County IDA (Berkshire Farms)                     7.500       12/15/2014          1,935,006
----------------------------------------------------------------------------------------------------------------
  3,300,000  Corinth IDA (International Paper Company)                 5.750       02/01/2022          3,368,838
----------------------------------------------------------------------------------------------------------------
  5,370,000  Cortland County IDA (Cortland Memorial Hospital)          5.250       07/01/2032          5,509,352
----------------------------------------------------------------------------------------------------------------
    120,000  Dutchess County IDA (Bard College)                        5.750       08/01/2030            129,107
----------------------------------------------------------------------------------------------------------------
  3,500,000  Dutchess County IDA (Bard College)                        7.000       11/01/2017          3,584,980
----------------------------------------------------------------------------------------------------------------
  2,595,000  Dutchess County IDA (Vassar Brothers Hospital)            6.500       04/01/2020          2,835,868
----------------------------------------------------------------------------------------------------------------
  5,615,000  Dutchess County IDA (Vassar Brothers Hospital)            6.500       04/01/2030          6,070,096
----------------------------------------------------------------------------------------------------------------
  1,000,000  Dutchess County Water & Wastewater Authority              0.000 z     06/01/2027            317,860
----------------------------------------------------------------------------------------------------------------
  3,350,000  East Rochester Hsg. Authority (Episcopal Senior Hsg.)     7.750       10/01/2032          3,296,367
----------------------------------------------------------------------------------------------------------------
  1,355,000  East Rochester Hsg. Authority (Gates Senior Hsg.)         6.125       04/20/2043          1,506,801
----------------------------------------------------------------------------------------------------------------
  1,400,000  East Rochester Hsg. Authority
             (Genesee Valley Nursing Home)                             5.200       12/20/2024          1,469,160
----------------------------------------------------------------------------------------------------------------
  2,000,000  East Rochester Hsg. Authority (Linden Knoll)              5.350       02/01/2038          2,038,540
----------------------------------------------------------------------------------------------------------------
  4,095,000  East Rochester Hsg. Authority (St. John's Meadows)        5.950       08/01/2027          4,251,388
----------------------------------------------------------------------------------------------------------------
  2,820,000  Erie County IDA (Affordable Hospitality) a                9.250       12/01/2015          2,779,759
----------------------------------------------------------------------------------------------------------------
    675,000  Erie County IDA (Air Cargo)                               8.250       10/01/2007            677,599
----------------------------------------------------------------------------------------------------------------
  2,380,000  Erie County IDA (Air Cargo)                               8.500       10/01/2015          2,413,534
----------------------------------------------------------------------------------------------------------------
  1,750,000  Erie County IDA (DePaul Properties)                       5.750       09/01/2028          1,352,173
----------------------------------------------------------------------------------------------------------------
  3,055,000  Erie County IDA (DePaul Properties)                       6.500       09/01/2018          2,858,930
----------------------------------------------------------------------------------------------------------------
 11,310,000  Erie County IDA (Medaille College)                        7.625       04/01/2035         11,339,972
----------------------------------------------------------------------------------------------------------------
  3,515,000  Erie County IDA (Medaille College)                        8.250       11/01/2026          3,617,954
----------------------------------------------------------------------------------------------------------------
  2,655,000  Erie County IDA (Mercy Hospital)                          6.250       06/01/2010          2,476,664
----------------------------------------------------------------------------------------------------------------
     25,000  Erie County IDA (The Episcopal Church Home)               5.875       02/01/2018             25,433
----------------------------------------------------------------------------------------------------------------
  9,495,000  Erie County IDA (The Episcopal Church Home)               6.000       02/01/2028          9,617,296



16 | ROCHESTER FUND MUNICIPALS


  PRINCIPAL                                                                                         MARKET VALUE
     AMOUNT                                                           COUPON         MATURITY         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   570,000  Erie County Tobacco Asset Securitization Corp.            6.125%      07/15/2030    $       563,206
----------------------------------------------------------------------------------------------------------------
  9,295,000  Erie County Tobacco Asset Securitization Corp.            6.250       07/15/2040          9,311,824
----------------------------------------------------------------------------------------------------------------
     40,000  Erie County Tobacco Asset Securitization Corp.            6.500       07/15/2032             40,667
----------------------------------------------------------------------------------------------------------------
 10,120,000  Erie County Tobacco Asset Securitization Corp. RITES a   10.658 f     07/15/2040         10,156,634
----------------------------------------------------------------------------------------------------------------
 22,490,000  Erie County Tobacco Asset Securitization Corp. RITES a   11.658 f     07/15/2040         23,990,533
----------------------------------------------------------------------------------------------------------------
  1,850,000  Essex County IDA (International Paper Company)            5.500       08/15/2022          1,854,440
----------------------------------------------------------------------------------------------------------------
  1,625,000  Essex County IDA (International Paper Company)            5.500       10/01/2026          1,607,174
----------------------------------------------------------------------------------------------------------------
    310,000  Essex County IDA (International Paper Company)            5.800       12/01/2019            316,445
----------------------------------------------------------------------------------------------------------------
  2,300,000  Essex County IDA (International Paper Company)            6.450       11/15/2023          2,430,249
----------------------------------------------------------------------------------------------------------------
  5,000,000  Essex County IDA (Moses Ludington Nursing Home)           6.375       02/01/2050          5,616,250
----------------------------------------------------------------------------------------------------------------
    275,000  Essex County IDA (Moses Ludington Nursing Home)           9.000       02/01/2008            276,584
----------------------------------------------------------------------------------------------------------------
  5,680,000  Franklin County IDA (Adirondack Medical Center)           5.500       12/01/2029          6,013,814
----------------------------------------------------------------------------------------------------------------
    805,000  Fulton County IDA (Nathan Littauer)                       7.000       11/01/2004            805,845
----------------------------------------------------------------------------------------------------------------
    535,000  Glen Cove IDA (SLCD)                                      6.875       07/01/2008            538,215
----------------------------------------------------------------------------------------------------------------
  3,775,000  Glen Cove IDA (SLCD)                                      7.375       07/01/2023          3,880,436
----------------------------------------------------------------------------------------------------------------
  2,375,000  Grand Central BID (Grand Central District Management)     5.250        01/01/2022          2,413,926
----------------------------------------------------------------------------------------------------------------
  2,795,000  Green Island Power Authority                              6.000       12/15/2020          2,956,467
----------------------------------------------------------------------------------------------------------------
  1,695,000  Green Island Power Authority                              6.000       12/15/2025          1,753,647
----------------------------------------------------------------------------------------------------------------
    655,000  Hamilton EHC (Hamilton Apartments)                       11.250       01/01/2015            667,740
----------------------------------------------------------------------------------------------------------------
  2,500,000  Hempstead IDA (Adelphi University)                        5.500       06/01/2032          2,640,275
----------------------------------------------------------------------------------------------------------------
  3,735,000  Hempstead IDA (Bristal Gardens)                           7.500       05/01/2046          3,741,872
----------------------------------------------------------------------------------------------------------------
  5,175,000  Hempstead IDA (Bristal Gardens) w                         7.500       05/01/2046          5,185,712
----------------------------------------------------------------------------------------------------------------
  5,175,000  Hempstead IDA (Bristal Gardens) w                         7.500       05/01/2046          5,185,712
----------------------------------------------------------------------------------------------------------------
  7,250,000  Hempstead IDA (Bristal Gardens) w                         7.500       05/01/2046          7,265,008
----------------------------------------------------------------------------------------------------------------
    375,000  Hempstead IDA (Dentaco Corp.)                             7.250       11/01/2012            384,866
----------------------------------------------------------------------------------------------------------------
  1,270,000  Hempstead IDA (Dentaco Corp.)                             8.250       11/01/2025          1,326,756
----------------------------------------------------------------------------------------------------------------
  4,695,000  Hempstead IDA (Engel Burman Senior Hsg.)                  6.250       11/01/2010          4,674,154
----------------------------------------------------------------------------------------------------------------
 18,825,000  Hempstead IDA (Engel Burman Senior Hsg.)                  6.750       11/01/2024         18,657,646
----------------------------------------------------------------------------------------------------------------
  2,965,000  Hempstead IDA (Franklin Hospital Medical Center)          5.750       11/01/2008          2,903,684
----------------------------------------------------------------------------------------------------------------
  9,375,000  Hempstead IDA (Franklin Hospital Medical Center)          6.375       11/01/2018          8,963,156
----------------------------------------------------------------------------------------------------------------
  9,780,000  Hempstead IDA (Franklin Hospital Medical Center)          7.750       11/01/2022         10,371,690
----------------------------------------------------------------------------------------------------------------
  4,770,000  Hempstead IDA (Hungry Harbor Associates)                  8.000       05/01/2044          4,800,385
----------------------------------------------------------------------------------------------------------------
 12,530,000  Hempstead IDA (Hungry Harbor Associates)                  8.000       05/01/2044         12,609,816
----------------------------------------------------------------------------------------------------------------
  2,500,000  Hempstead IDA (Hungry Harbor Associates)                  8.000       05/01/2044          2,515,925
----------------------------------------------------------------------------------------------------------------
  5,700,000  Hempstead IDA (Hungry Harbor Associates)                  8.000       05/01/2044          5,699,886
----------------------------------------------------------------------------------------------------------------
  6,355,000  Hempstead IDA (South Shore Y JCC)                         6.750       11/01/2024          6,332,186
----------------------------------------------------------------------------------------------------------------
  9,835,000  Herkimer County IDA (Burrows Paper) a                     8.000       01/01/2009          9,656,298
----------------------------------------------------------------------------------------------------------------
  1,285,000  Herkimer County IDA (College Foundation)                  6.400       11/01/2020          1,354,377
----------------------------------------------------------------------------------------------------------------
  2,000,000  Herkimer County IDA (College Foundation)                  6.500       11/01/2030          2,092,000
----------------------------------------------------------------------------------------------------------------
  1,000,000  Herkimer County IDA
             (Herkimer County College Foundation)                      6.250       08/01/2034          1,041,850
----------------------------------------------------------------------------------------------------------------
    325,000  Herkimer Hsg. Authority                                   7.150       03/01/2011            327,259
----------------------------------------------------------------------------------------------------------------
    990,000  Hudson IDA (Have, Inc.)                                   8.125       12/01/2017            996,742
----------------------------------------------------------------------------------------------------------------
    125,000  Huntington Hsg. Authority (GJSR)                          5.875       05/01/2019            115,423
----------------------------------------------------------------------------------------------------------------
  1,000,000  Huntington Hsg. Authority (GJSR)                          6.000       05/01/2029            895,250



17 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  CONTINUED
  PRINCIPAL                                                                                         MARKET VALUE
     AMOUNT                                                           COUPON         MATURITY         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$ 8,500,000  Huntington Hsg. Authority (GJSR)                          6.000%      05/01/2039    $     7,477,110
----------------------------------------------------------------------------------------------------------------
    865,000  Islip IDA (Leeway School)                                 9.000       08/01/2021            866,211
----------------------------------------------------------------------------------------------------------------
 19,550,000  Islip IDA (Southside Hospital Civic Facilities)           7.750       12/01/2022         20,404,531
----------------------------------------------------------------------------------------------------------------
  3,000,000  Kenmore Hsg. Authority (SUNY at Buffalo)                  5.500       08/01/2024          3,183,900
----------------------------------------------------------------------------------------------------------------
  7,905,000  L.I. Power Authority RITES a                             15.320 f     12/01/2022          9,595,247
----------------------------------------------------------------------------------------------------------------
 21,000,000  L.I. Power Authority RITES a                             15.321 f     12/01/2022         25,490,220
----------------------------------------------------------------------------------------------------------------
  3,750,000  L.I. Power Authority RITES a                             15.786 f     12/01/2026          4,583,325
----------------------------------------------------------------------------------------------------------------
  2,915,000  L.I. Power Authority RITES a                             15.861 f     09/01/2028          3,474,447
----------------------------------------------------------------------------------------------------------------
 25,630,000  L.I. Power Authority, Series A                            5.125       09/01/2029         26,066,992
----------------------------------------------------------------------------------------------------------------
 44,530,000  L.I. Power Authority, Series A                            5.375       09/01/2025         46,283,591
----------------------------------------------------------------------------------------------------------------
  3,000,000  L.I. Power Authority, Series C                            5.000       09/01/2027          3,019,920
----------------------------------------------------------------------------------------------------------------
 86,300,000  L.I. Power Authority, Series L                            5.375       05/01/2033         89,304,103
----------------------------------------------------------------------------------------------------------------
     75,000  Lowville GO                                               7.200       09/15/2007             86,698
----------------------------------------------------------------------------------------------------------------
    100,000  Lowville GO                                               7.200       09/15/2012            124,330
----------------------------------------------------------------------------------------------------------------
    100,000  Lowville GO                                               7.200       09/15/2013            125,046
----------------------------------------------------------------------------------------------------------------
    100,000  Lowville GO                                               7.200       09/15/2014            126,388
----------------------------------------------------------------------------------------------------------------
  5,350,000  Lyons Community Health Initiatives Corp.                  6.800       09/01/2024          5,534,254
----------------------------------------------------------------------------------------------------------------
  4,450,000  Macleay Hsg. Corp. (Larchmont Woods)                      8.500       01/01/2031          4,672,322
----------------------------------------------------------------------------------------------------------------
  1,290,000  Madison County IDA (Oneida Healthcare Center)             5.300       02/01/2021          1,354,074
----------------------------------------------------------------------------------------------------------------
  5,500,000  Madison County IDA (Oneida Healthcare Center)             5.350       02/01/2031          5,698,660
----------------------------------------------------------------------------------------------------------------
     90,000  Middleton IDA (Flanagan Design & Display)                 7.000       11/01/2006             87,526
----------------------------------------------------------------------------------------------------------------
    690,000  Middleton IDA (Flanagan Design & Display)                 7.500       11/01/2018            637,857
----------------------------------------------------------------------------------------------------------------
    905,000  Middleton IDA (Fleurchem, Inc.) a                         8.000       12/01/2016            909,842
----------------------------------------------------------------------------------------------------------------
  3,955,000  Middletown IDA (Southwinds Retirement Home)               6.375       03/01/2018          3,634,843
----------------------------------------------------------------------------------------------------------------
    440,000  Middletown IDA (YMCA)                                     6.250       11/01/2009            417,094
----------------------------------------------------------------------------------------------------------------
  1,255,000  Middletown IDA (YMCA)                                     7.000       11/01/2019          1,144,096
----------------------------------------------------------------------------------------------------------------
    300,000  Monroe County COP                                         8.050       01/01/2011            311,400
----------------------------------------------------------------------------------------------------------------
  4,260,000  Monroe County IDA (Al Sigl Center)                        6.600       12/15/2017          4,472,574
----------------------------------------------------------------------------------------------------------------
  1,590,000  Monroe County IDA (Al Sigl Center)                        7.250       12/15/2015          1,642,120
----------------------------------------------------------------------------------------------------------------
  3,145,000  Monroe County IDA (Brazill Merk)                          7.900       12/15/2014          3,193,810
----------------------------------------------------------------------------------------------------------------
    840,000  Monroe County IDA (Canal Ponds)                           7.000       06/15/2013            859,748
----------------------------------------------------------------------------------------------------------------
  2,890,000  Monroe County IDA (Collegiate Hsg. Foundation--RIT)       5.375       04/01/2029          2,881,821
----------------------------------------------------------------------------------------------------------------
  1,547,078  Monroe County IDA (Cottrone Devel.)                       9.500       12/01/2010          1,575,220
----------------------------------------------------------------------------------------------------------------
    950,000  Monroe County IDA (Dayton Rogers Manufacturing)           6.100       12/01/2009            904,267
----------------------------------------------------------------------------------------------------------------
  2,595,000  Monroe County IDA (Depaul Community Facilities)           5.875       02/01/2028          2,150,944
----------------------------------------------------------------------------------------------------------------
  5,650,000  Monroe County IDA (DePaul Community Facilities)           5.950       08/01/2028          5,000,307
----------------------------------------------------------------------------------------------------------------
    880,000  Monroe County IDA (DePaul Community Facilities)           6.450       02/01/2014            901,234
----------------------------------------------------------------------------------------------------------------
  1,285,000  Monroe County IDA (DePaul Community Facilities)           6.500       02/01/2024          1,312,974
----------------------------------------------------------------------------------------------------------------
  4,485,000  Monroe County IDA (DePaul Properties)                     6.150       09/01/2021          4,064,307
----------------------------------------------------------------------------------------------------------------
  1,000,000  Monroe County IDA
             (Jewish Home of Rochester Senior Hsg.)                    6.875       04/01/2017          1,042,430
----------------------------------------------------------------------------------------------------------------
  4,955,000  Monroe County IDA
             (Jewish Home of Rochester Senior Hsg.)                    6.875       04/01/2027          5,142,646
----------------------------------------------------------------------------------------------------------------
    275,000  Monroe County IDA (Machine Tool Research)                 7.750       12/01/2006            272,124
----------------------------------------------------------------------------------------------------------------
    600,000  Monroe County IDA (Machine Tool Research)                 8.000       12/01/2011            578,550
----------------------------------------------------------------------------------------------------------------
    300,000  Monroe County IDA (Machine Tool Research)                 8.500       12/01/2013            291,555






18 | ROCHESTER FUND MUNICIPALS

  PRINCIPAL                                                                                         MARKET VALUE
     AMOUNT                                                           COUPON         MATURITY         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   945,000  Monroe County IDA (Melles Griot)                          9.500%      12/01/2009    $       956,605
----------------------------------------------------------------------------------------------------------------
  1,136,000  Monroe County IDA (Morrell/Morrell)                       7.000       12/01/2007          1,139,238
----------------------------------------------------------------------------------------------------------------
  4,330,000  Monroe County IDA (Piano Works)                           7.625       11/01/2016          4,453,448
----------------------------------------------------------------------------------------------------------------
  1,000,000  Monroe County IDA (Southview Towers)                      6.125       02/01/2020          1,109,780
----------------------------------------------------------------------------------------------------------------
  1,465,000  Monroe County IDA (St. John Fisher College)               5.200       06/01/2019          1,578,992
----------------------------------------------------------------------------------------------------------------
  2,190,000  Monroe County IDA (St. John Fisher College)               5.250       06/01/2026          2,290,039
----------------------------------------------------------------------------------------------------------------
  3,075,000  Monroe County IDA (St. John Fisher College)               5.375       06/01/2024          3,222,200
----------------------------------------------------------------------------------------------------------------
  1,215,000  Monroe County IDA (St. Joseph's Parking Garage) a         7.000       11/01/2008            419,175
----------------------------------------------------------------------------------------------------------------
  4,345,000  Monroe County IDA (St. Joseph's Parking Garage) a         7.500       11/01/2022          1,499,025
----------------------------------------------------------------------------------------------------------------
  7,420,000  Monroe County IDA (The Children's Beverage Group) a,b,d   8.750       11/01/2010             67,522
----------------------------------------------------------------------------------------------------------------
    955,000  Monroe County IDA (Volunteers of America)                 5.700       08/01/2018            963,700
----------------------------------------------------------------------------------------------------------------
  2,710,000  Monroe County IDA (Volunteers of America)                 5.750       08/01/2028          2,579,270
----------------------------------------------------------------------------------------------------------------
     90,000  Monroe County IDA (West End Business)                     6.750       12/01/2004             89,973
----------------------------------------------------------------------------------------------------------------
     20,000  Monroe County IDA (West End Business)                     6.750       12/01/2004             19,994
----------------------------------------------------------------------------------------------------------------
     15,000  Monroe County IDA (West End Business)                     6.750       12/01/2004             14,996
----------------------------------------------------------------------------------------------------------------
  1,375,000  Monroe County IDA (West End Business)                     8.000       12/01/2014          1,414,160
----------------------------------------------------------------------------------------------------------------
    345,000  Monroe County IDA (West End Business)                     8.000       12/01/2014            354,826
----------------------------------------------------------------------------------------------------------------
    170,000  Monroe County IDA (West End Business)                     8.000       12/01/2014            174,842
----------------------------------------------------------------------------------------------------------------
    515,000  Monroe County IDA (West End Business)                     8.000       12/01/2014            529,667
----------------------------------------------------------------------------------------------------------------
 12,000,000  Monroe County IDA (Woodlawn Village)                      8.550       11/15/2032         12,653,040
----------------------------------------------------------------------------------------------------------------
 15,000,000  Monroe County Tobacco Asset Securitization Corp.          6.375       06/01/2035         15,180,750
----------------------------------------------------------------------------------------------------------------
  3,000,000  Monroe County Tobacco Asset Securitization Corp.
             Fixed Receipts                                            6.600       06/01/2042          3,080,250
----------------------------------------------------------------------------------------------------------------
 15,000,000  Monroe County Tobacco Asset Securitization
             Corp. RITES a                                            10.908 f     06/01/2035         15,361,500
----------------------------------------------------------------------------------------------------------------
  6,870,000  Monroe County Tobacco Asset Securitization
             Corp. RITES a                                            11.259 f     06/01/2042          7,237,476
----------------------------------------------------------------------------------------------------------------
  9,000,000  Monroe County Tobacco Asset Securitization
             Corp. RITES a                                            16.007 f     06/01/2042          9,722,070
----------------------------------------------------------------------------------------------------------------
  2,160,000  Monroe Newpower Corp.                                     5.500       01/01/2034          2,216,506
----------------------------------------------------------------------------------------------------------------
    500,000  Monroe Newpower Corp.                                     5.625       01/01/2026            516,150
----------------------------------------------------------------------------------------------------------------
  5,860,000  Montgomery County IDA (ASMF) a,b,d                        7.250       01/15/2019          2,827,450
----------------------------------------------------------------------------------------------------------------
    500,000  Mount Vernon IDA (Kings Court)                            5.200       12/01/2033            503,515
----------------------------------------------------------------------------------------------------------------
  3,275,000  Mount Vernon IDA (Macedonia Towers)                       5.200       12/01/2033          3,298,023
----------------------------------------------------------------------------------------------------------------
  2,295,000  Mount Vernon IDA (Meadowview)                             6.150       06/01/2019          2,206,574
----------------------------------------------------------------------------------------------------------------
  2,500,000  Mount Vernon IDA (Meadowview)                             6.200       06/01/2029          2,319,550
----------------------------------------------------------------------------------------------------------------
 14,200,000  MTA RITES a                                              14.751 f     11/15/2025         15,899,456
----------------------------------------------------------------------------------------------------------------
  1,910,000  MTA RITES a                                              14.751 f     11/15/2028          2,127,358
----------------------------------------------------------------------------------------------------------------
 10,000,000  MTA RITES a                                              14.751 f     11/15/2030         11,108,800
----------------------------------------------------------------------------------------------------------------
  5,000,000  MTA RITES a                                              14.751 f     11/15/2030          5,554,400
----------------------------------------------------------------------------------------------------------------
  2,890,000  MTA RITES a                                              14.751 f     11/15/2030          3,210,443
----------------------------------------------------------------------------------------------------------------
  7,500,000  MTA RITES a                                              14.751 f     11/15/2031          8,309,550
----------------------------------------------------------------------------------------------------------------
  2,125,000  MTA RITES a                                              14.751 f     11/15/2032          2,341,920
----------------------------------------------------------------------------------------------------------------
  2,220,000  MTA Service Contract RITES a                             15.251 f     01/01/2024          2,510,243
----------------------------------------------------------------------------------------------------------------
136,525,000  MTA Service Contract, Series A                            5.125       01/01/2029        140,312,204
----------------------------------------------------------------------------------------------------------------
 33,275,000  MTA Service Contract, Series B                            5.250       01/01/2031         34,818,295




19 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  CONTINUED
  PRINCIPAL                                                                                         MARKET VALUE
     AMOUNT                                                           COUPON          MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$20,850,000  MTA, Series A                                             5.125%       11/15/2031   $    21,310,994
----------------------------------------------------------------------------------------------------------------
 20,000,000  MTA, Series B                                             5.250        11/15/2032        20,787,600
----------------------------------------------------------------------------------------------------------------
 34,620,000  MTA, Series E                                             5.250        11/15/2031        35,796,041
----------------------------------------------------------------------------------------------------------------
    802,824  Municipal Assistance Corp. for Troy, NY                   0.000 z      07/15/2021           364,378
----------------------------------------------------------------------------------------------------------------
  1,218,573  Municipal Assistance Corp. for Troy, NY                   0.000 z      01/15/2022           531,310
----------------------------------------------------------------------------------------------------------------
  1,290,000  Nassau County IDA (ALIA--ACDS)                            7.500        06/01/2015         1,384,505
----------------------------------------------------------------------------------------------------------------
  2,975,000  Nassau County IDA (ALIA--ACLD)                            6.250        09/01/2022         3,011,979
----------------------------------------------------------------------------------------------------------------
    260,000  Nassau County IDA (ALIA--ACLD)                            7.125        06/01/2017           271,887
----------------------------------------------------------------------------------------------------------------
    425,000  Nassau County IDA (ALIA--ACLD)                            7.500        06/01/2015           456,136
----------------------------------------------------------------------------------------------------------------
  6,495,000  Nassau County IDA (ALIA--CSMR)                            7.000        11/01/2016         6,818,841
----------------------------------------------------------------------------------------------------------------
  3,875,000  Nassau County IDA (ALIA--CSMR)                            7.125        06/01/2017         4,075,415
----------------------------------------------------------------------------------------------------------------
  2,110,000  Nassau County IDA (ALIA--CSMR)                            7.500        06/01/2015         2,264,579
----------------------------------------------------------------------------------------------------------------
    400,000  Nassau County IDA (ALIA--FREE)                            7.125        06/01/2012           421,284
----------------------------------------------------------------------------------------------------------------
  2,610,000  Nassau County IDA (ALIA--FREE)                            7.500        06/01/2015         2,801,209
----------------------------------------------------------------------------------------------------------------
  4,030,000  Nassau County IDA (ALIA--FREE)                            8.150        06/01/2030         4,340,109
----------------------------------------------------------------------------------------------------------------
  6,610,000  Nassau County IDA (ALIA--FREE)                            8.250        06/01/2032         7,057,365
----------------------------------------------------------------------------------------------------------------
  1,040,000  Nassau County IDA (ALIA--HH)                              7.125        06/01/2017         1,093,789
----------------------------------------------------------------------------------------------------------------
    800,000  Nassau County IDA (ALIA--HHS)                             7.125        06/01/2017           841,376
----------------------------------------------------------------------------------------------------------------
    280,000  Nassau County IDA (ALIA--LVH)                             7.500        06/01/2015           300,513
----------------------------------------------------------------------------------------------------------------
    635,000  Nassau County IDA (CNGCS)                                 7.500        06/01/2030           681,520
----------------------------------------------------------------------------------------------------------------
  2,245,000  Nassau County IDA (CNGCS)                                 8.150        06/01/2030         2,458,095
----------------------------------------------------------------------------------------------------------------
    970,000  Nassau County IDA (Leo D. Bernstein & Sons)               8.000        11/01/2010           895,766
----------------------------------------------------------------------------------------------------------------
  6,060,000  Nassau County IDA (Leo D. Bernstein & Sons)               8.875        11/01/2026         5,532,477
----------------------------------------------------------------------------------------------------------------
  3,955,000  Nassau County IDA (Little Village School)                 7.500        12/01/2031         4,172,446
----------------------------------------------------------------------------------------------------------------
    470,000  Nassau County IDA (Little Village School)                 7.500        12/01/2031           470,597
----------------------------------------------------------------------------------------------------------------
  2,290,000  Nassau County IDA (North Shore CFGA)                      6.750        05/01/2024         2,229,292
----------------------------------------------------------------------------------------------------------------
  2,759,599  Nassau County IDA (Sharp International) a,b,d             7.375        12/01/2007           128,321
----------------------------------------------------------------------------------------------------------------
  1,752,588  Nassau County IDA (Sharp International) a,b,d             7.375        12/01/2007            81,495
----------------------------------------------------------------------------------------------------------------
  2,527,212  Nassau County IDA (Sharp International) a,b,d             7.875        12/01/2012           117,515
----------------------------------------------------------------------------------------------------------------
  1,597,663  Nassau County IDA (Sharp International) a,b,d             7.875        12/01/2012            74,291
----------------------------------------------------------------------------------------------------------------
  2,050,000  Nassau County IDA (United Cerebral Palsy)                 6.250        11/01/2014         1,999,222
----------------------------------------------------------------------------------------------------------------
 24,655,000  Nassau County IDA (Westbury Senior Living)                7.900        11/01/2031        24,406,971
----------------------------------------------------------------------------------------------------------------
  4,375,000  Nassau County IFA RITES a                                15.379 f      11/15/2021         5,448,625
----------------------------------------------------------------------------------------------------------------
  7,155,000  Nassau IDA (EBS North Hills LLC)                          7.800        05/01/2045         7,171,242
----------------------------------------------------------------------------------------------------------------
  3,340,000  Nassau IDA (EBS North Hills LLC)                          7.800        05/01/2045         3,279,680
----------------------------------------------------------------------------------------------------------------
  4,290,000  Nassau IDA (EBS North Hills LLC)                          7.800        05/01/2045         4,212,523
----------------------------------------------------------------------------------------------------------------
  6,195,000  Nassau IDA (EBS North Hills LLC)                          7.800        05/01/2045         6,157,087
----------------------------------------------------------------------------------------------------------------
  4,775,000  Nassau IDA (EBS North Hills LLC) w                        7.800        05/01/2045         4,688,764
----------------------------------------------------------------------------------------------------------------
  4,775,000  Nassau IDA (EBS North Hills LLC) w                        7.800        05/01/2045         4,717,318
----------------------------------------------------------------------------------------------------------------
 17,730,000  Nassau County Tobacco Settlement Corp. RITES a           10.958 f      07/15/2033        18,029,637
----------------------------------------------------------------------------------------------------------------
 10,535,000  Nassau County Tobacco Settlement Corp. RITES a           11.158 f      07/15/2027        10,937,753
----------------------------------------------------------------------------------------------------------------
 17,590,000  Nassau County Tobacco Settlement Corp. RITES a           11.358 f      07/15/2039        18,260,355
----------------------------------------------------------------------------------------------------------------
     20,000  New Hartford HDC (Village Point)                          7.375        01/01/2024            20,034
----------------------------------------------------------------------------------------------------------------
  2,000,000  New Hartford-Sunset Wood Funding Corp.                    5.500        02/01/2029         2,102,840
----------------------------------------------------------------------------------------------------------------
 13,010,000  New Rochelle IDA (College of New Rochelle)                5.250        07/01/2027        13,235,724

20 | ROCHESTER FUND MUNICIPALS

  PRINCIPAL                                                                                         MARKET VALUE
     AMOUNT                                                           COUPON          MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$ 6,500,000  New Rochelle IDA (College of New Rochelle)                 5.500%      07/01/2019    $     6,865,430
----------------------------------------------------------------------------------------------------------------
  4,950,000  Newark-Wayne Community Hospital                           5.875       01/15/2033          5,016,380
----------------------------------------------------------------------------------------------------------------
  2,660,000  Newark-Wayne Community Hospital                           7.600       09/01/2015          2,577,088
----------------------------------------------------------------------------------------------------------------
  3,300,000  Niagara County IDA (American Ref-Fuel Company)            5.550       11/15/2024          3,501,399
----------------------------------------------------------------------------------------------------------------
  1,500,000  Niagara County IDA (Niagara University)                   5.350       11/01/2023          1,582,485
----------------------------------------------------------------------------------------------------------------
  5,400,000  Niagara County IDA (Niagara University)                   5.400       11/01/2031          5,634,198
----------------------------------------------------------------------------------------------------------------
  1,900,000  Niagara County IDA (Sevenson Hotel)                       6.600       05/01/2007          1,900,494
----------------------------------------------------------------------------------------------------------------
  6,500,000  Niagara County IDA (Solid Waste Disposal)                 5.625       11/15/2024          6,868,940
----------------------------------------------------------------------------------------------------------------
  1,305,000  Niagara County Tobacco Asset Securitization Corp.         6.250       05/15/2034          1,305,874
----------------------------------------------------------------------------------------------------------------
  5,810,000  Niagara County Tobacco Asset Securitization Corp.         6.250       05/15/2040          5,813,893
----------------------------------------------------------------------------------------------------------------
    125,000  Niagara County Tobacco Asset Securitization Corp.
             (TASC)                                                    5.375       05/15/2018            121,843
----------------------------------------------------------------------------------------------------------------
  1,680,000  Niagara Falls City School District                        5.875       06/15/2019          1,897,123
----------------------------------------------------------------------------------------------------------------
  1,700,000  Niagara Falls CSD COP (High School Facility)              5.375       06/15/2028          1,710,081
----------------------------------------------------------------------------------------------------------------
    750,000  Niagara Falls CSD COP (High School Facility)              6.625       06/15/2028            812,153
----------------------------------------------------------------------------------------------------------------
     25,000  Niagara Frontier Transportation Authority
             (Buffalo Niagara International Airport)                   5.625       04/01/2029             27,243
----------------------------------------------------------------------------------------------------------------
    715,000  North Babylon Volunteer Fire Company                      5.750       08/01/2022            802,030
----------------------------------------------------------------------------------------------------------------
  1,555,000  North Country Devel. Authority (Clarkson University)      5.500       07/01/2019          1,659,030
----------------------------------------------------------------------------------------------------------------
  3,145,000  North Country Devel. Authority (Clarkson University)      5.500       07/01/2029          3,284,607
----------------------------------------------------------------------------------------------------------------
    485,000  North Tonawanda HDC (Bishop Gibbons Associates)           6.800       12/15/2007            501,907
----------------------------------------------------------------------------------------------------------------
  3,295,000  North Tonawanda HDC (Bishop Gibbons Associates)           7.375       12/15/2021          3,649,839
----------------------------------------------------------------------------------------------------------------
     25,000  Nunda GO                                                  8.000       05/01/2010             31,484
----------------------------------------------------------------------------------------------------------------
    150,000  NY Counties Tobacco Trust I (TASC)                        6.500       06/01/2035            152,910
----------------------------------------------------------------------------------------------------------------
  3,975,000  NY Counties Tobacco Trust I (TASC) Fixed Receipts         6.225       06/01/2028          4,005,409
----------------------------------------------------------------------------------------------------------------
 11,915,000  NY Counties Tobacco Trust I (TASC) RITES a               14.878 f     06/01/2028         12,188,449
----------------------------------------------------------------------------------------------------------------
 29,525,000  NY Counties Tobacco Trust I RITES a                      10.856 f     06/01/2042         31,104,292
----------------------------------------------------------------------------------------------------------------
  9,105,000  NY Counties Tobacco Trust I RITES a                      11.158 f     06/01/2035          9,458,183
----------------------------------------------------------------------------------------------------------------
    850,000  NY Counties Tobacco Trust II (TASC)                       5.250       06/01/2025            810,356
----------------------------------------------------------------------------------------------------------------
 29,755,000  NY Counties Tobacco Trust II (TASC)                       5.625       06/01/2035         27,333,836
----------------------------------------------------------------------------------------------------------------
 53,160,000  NY Counties Tobacco Trust II (TASC)                       5.750       06/01/2043         49,964,552
----------------------------------------------------------------------------------------------------------------
    200,000  NYC GO                                                    0.000 z     05/15/2012            144,978
----------------------------------------------------------------------------------------------------------------
     40,000  NYC GO                                                    0.000 z     10/01/2012             28,541
----------------------------------------------------------------------------------------------------------------
  2,610,000  NYC GO                                                    5.000       09/15/2028          2,625,373
----------------------------------------------------------------------------------------------------------------
  5,000,000  NYC GO                                                    5.250       10/15/2021          5,255,500
----------------------------------------------------------------------------------------------------------------
  1,015,000  NYC GO                                                    5.250       08/15/2023          1,048,434
----------------------------------------------------------------------------------------------------------------
    500,000  NYC GO                                                    5.250       08/01/2024            512,390
----------------------------------------------------------------------------------------------------------------
 33,420,000  NYC GO                                                    5.250       06/01/2027         34,405,556
----------------------------------------------------------------------------------------------------------------
  5,400,000  NYC GO                                                    5.250       06/01/2028          5,570,154
----------------------------------------------------------------------------------------------------------------
 16,880,000  NYC GO                                                    5.250       03/15/2032         19,339,416
----------------------------------------------------------------------------------------------------------------
  9,470,000  NYC GO                                                    5.250       03/15/2032          9,739,327
----------------------------------------------------------------------------------------------------------------
  3,640,000  NYC GO                                                    5.250       01/15/2033          3,752,185
----------------------------------------------------------------------------------------------------------------
  1,000,000  NYC GO                                                    5.250       09/15/2033          1,032,550
----------------------------------------------------------------------------------------------------------------
 20,825,000  NYC GO                                                    5.375       12/01/2026         21,723,391
----------------------------------------------------------------------------------------------------------------
    500,000  NYC GO                                                    5.375       08/01/2027            517,350
----------------------------------------------------------------------------------------------------------------
  1,350,000  NYC GO                                                    5.375       03/15/2028          1,558,778



21 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  CONTINUED

  PRINCIPAL                                                                                         MARKET VALUE
     AMOUNT                                                           COUPON         MATURITY         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 1,115,000  NYC GO                                                    5.375%      03/15/2028    $     1,163,592
----------------------------------------------------------------------------------------------------------------
 55,765,000  NYC GO                                                    5.375       06/01/2032         58,177,394
----------------------------------------------------------------------------------------------------------------
 11,500,000  NYC GO                                                    5.500       08/01/2020         12,503,490
----------------------------------------------------------------------------------------------------------------
 11,860,000  NYC GO                                                    5.500       08/01/2021         12,836,908
----------------------------------------------------------------------------------------------------------------
  4,000,000  NYC GO                                                    5.500       06/01/2022          4,308,880
----------------------------------------------------------------------------------------------------------------
 14,325,000  NYC GO                                                    5.500       08/01/2022         15,446,934
----------------------------------------------------------------------------------------------------------------
  1,955,000  NYC GO                                                    5.500       06/01/2023          2,101,312
----------------------------------------------------------------------------------------------------------------
  1,255,000  NYC GO                                                    5.500       06/01/2028          1,330,426
----------------------------------------------------------------------------------------------------------------
 23,215,000  NYC GO                                                    5.500       12/01/2031         24,531,987
----------------------------------------------------------------------------------------------------------------
  7,075,000  NYC GO                                                    5.500       11/15/2037          7,333,733
----------------------------------------------------------------------------------------------------------------
  5,000,000  NYC GO                                                    5.625       03/15/2019          5,455,450
----------------------------------------------------------------------------------------------------------------
     45,000  NYC GO                                                    5.750       02/01/2020             48,491
----------------------------------------------------------------------------------------------------------------
  1,500,000  NYC GO                                                    5.750       03/01/2020          1,660,245
----------------------------------------------------------------------------------------------------------------
      5,000  NYC GO                                                    5.950       08/01/2014              5,676
----------------------------------------------------------------------------------------------------------------
  4,595,000  NYC GO                                                    6.000       02/01/2011          5,017,281
----------------------------------------------------------------------------------------------------------------
 25,255,000  NYC GO                                                    6.000       01/15/2021         28,391,671
----------------------------------------------------------------------------------------------------------------
    740,000  NYC GO                                                    6.250       04/15/2027            832,026
----------------------------------------------------------------------------------------------------------------
    335,000  NYC GO                                                    6.350       05/15/2014            385,005
----------------------------------------------------------------------------------------------------------------
    397,000  NYC GO                                                    6.500       08/01/2014            433,496
----------------------------------------------------------------------------------------------------------------
  1,580,000  NYC GO                                                    6.625       08/01/2025          1,728,330
----------------------------------------------------------------------------------------------------------------
      5,000  NYC GO                                                    7.000       02/01/2010              5,022
----------------------------------------------------------------------------------------------------------------
      5,000  NYC GO                                                    7.250       08/15/2024              5,022
----------------------------------------------------------------------------------------------------------------
     15,000  NYC GO                                                    7.750       08/15/2028             15,108
----------------------------------------------------------------------------------------------------------------
    100,000  NYC GO DIAMONDS b                                         0.000 v     08/01/2025             84,041
----------------------------------------------------------------------------------------------------------------
    837,000  NYC GO RIBS                                              10.770 f     08/12/2010            854,083
----------------------------------------------------------------------------------------------------------------
    837,000  NYC GO RIBS                                              10.770 f     09/01/2011            854,083
----------------------------------------------------------------------------------------------------------------
    336,946  NYC HDC (Albert Einstein Staff Hsg.)                      6.500       12/15/2017            354,110
----------------------------------------------------------------------------------------------------------------
  1,288,839  NYC HDC (Atlantic Plaza Towers)                           7.034       02/15/2019          1,356,104
----------------------------------------------------------------------------------------------------------------
  1,045,000  NYC HDC (Barclay Avenue)                                  6.450       04/01/2017          1,094,105
----------------------------------------------------------------------------------------------------------------
  4,055,000  NYC HDC (Barclay Avenue)                                  6.600       04/01/2033          4,228,108
----------------------------------------------------------------------------------------------------------------
    318,054  NYC HDC (Bay Towers)                                      6.500       08/15/2017            334,596
----------------------------------------------------------------------------------------------------------------
  2,378,935  NYC HDC (Boulevard Towers)                                6.500       08/15/2017          2,502,330
----------------------------------------------------------------------------------------------------------------
    404,339  NYC HDC (Bridgeview III)                                  6.500       12/15/2017            425,368
----------------------------------------------------------------------------------------------------------------
    432,705  NYC HDC (Cadman Plaza North)                              7.000       12/15/2018            454,834
----------------------------------------------------------------------------------------------------------------
  1,125,461  NYC HDC (Cadman Towers)                                   6.500       11/15/2018          1,183,940
----------------------------------------------------------------------------------------------------------------
    161,197  NYC HDC (Candia House)                                    6.500       06/15/2018            169,550
----------------------------------------------------------------------------------------------------------------
  3,078,109  NYC HDC (Clinton Towers)                                  6.500       07/15/2017          3,237,771
----------------------------------------------------------------------------------------------------------------
    265,714  NYC HDC (Contello III)                                    7.000       12/15/2018            279,574
----------------------------------------------------------------------------------------------------------------
  1,261,026  NYC HDC (Cooper Gramercy)                                 6.500       08/15/2017          1,326,435
----------------------------------------------------------------------------------------------------------------
    962,152  NYC HDC (Court Plaza)                                     6.500       08/15/2017          1,012,193
----------------------------------------------------------------------------------------------------------------
  1,493,444  NYC HDC (Crown Gardens)                                   7.250       01/15/2019          1,571,849
----------------------------------------------------------------------------------------------------------------
  3,117,011  NYC HDC (East Midtown Plaza)                              6.500       11/15/2018          3,278,971
----------------------------------------------------------------------------------------------------------------
  3,010,861  NYC HDC (Esplanade Gardens)                               7.000       01/15/2019          3,168,389
----------------------------------------------------------------------------------------------------------------
     72,185  NYC HDC (Essex Terrace)                                   6.500       07/15/2018             75,925
----------------------------------------------------------------------------------------------------------------
    434,119  NYC HDC (Forest Park Crescent)                            6.500       12/15/2017            456,637



22 | ROCHESTER FUND MUNICIPALS

  PRINCIPAL                                                                                         MARKET VALUE
     AMOUNT                                                           COUPON         MATURITY         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 1,437,113  NYC HDC (Gouverneur Gardens)                              7.034%      02/15/2019    $     1,512,332
----------------------------------------------------------------------------------------------------------------
  3,539,216  NYC HDC (Hudsonview Terrace)                              6.500       09/15/2017          3,722,795
----------------------------------------------------------------------------------------------------------------
    997,299  NYC HDC (Janel Towers)                                    6.500       09/15/2017          1,049,168
----------------------------------------------------------------------------------------------------------------
    348,807  NYC HDC (Kingsbridge Arms)                                6.500       08/15/2017            366,948
----------------------------------------------------------------------------------------------------------------
    199,374  NYC HDC (Kingsbridge Arms)                                6.500       11/15/2018            209,706
----------------------------------------------------------------------------------------------------------------
  1,077,656  NYC HDC (Leader House)                                    6.500       03/15/2018          1,133,500
----------------------------------------------------------------------------------------------------------------
  1,522,897  NYC HDC (Lincoln-Amsterdam)                               7.250       11/15/2018          1,600,824
----------------------------------------------------------------------------------------------------------------
  2,299,452  NYC HDC (Montefiore Hospital Hsg. Sec. II)                6.500       10/15/2017          2,418,725
----------------------------------------------------------------------------------------------------------------
  3,000,000  NYC HDC (Multifamily Hsg.), Series A                      5.500       11/01/2034          3,130,080
----------------------------------------------------------------------------------------------------------------
 10,470,000  NYC HDC (Multifamily Hsg.), Series A                      5.600       11/01/2042         10,878,644
----------------------------------------------------------------------------------------------------------------
  9,880,000  NYC HDC (Multifamily Hsg.), Series A                      6.600       04/01/2030         10,118,009
----------------------------------------------------------------------------------------------------------------
    775,000  NYC HDC (Multifamily Hsg.), Series C                      5.700       05/01/2031            805,287
----------------------------------------------------------------------------------------------------------------
  1,000,000  NYC HDC (Multifamily Hsg.), Series E                      5.200       11/01/2033          1,019,800
----------------------------------------------------------------------------------------------------------------
  2,155,000  NYC HDC (Multifamily Hsg.), Series F                      5.200       11/01/2032          2,199,199
----------------------------------------------------------------------------------------------------------------
    762,299  NYC HDC (New Amsterdam House)                             6.500       08/15/2018            801,801
----------------------------------------------------------------------------------------------------------------
    779,241  NYC HDC (New Amsterdam House)                             6.500       08/15/2018            780,986
----------------------------------------------------------------------------------------------------------------
    939,155  NYC HDC (Riverbend)                                       6.500       11/15/2018            987,953
----------------------------------------------------------------------------------------------------------------
  5,860,919  NYC HDC (Riverside Park Community)                        7.250       11/15/2018          6,174,771
----------------------------------------------------------------------------------------------------------------
    411,255  NYC HDC (RNA House)                                       7.000       12/15/2018            432,768
----------------------------------------------------------------------------------------------------------------
    582,584  NYC HDC (Robert Fulton Terrace)                           6.500       12/15/2017            612,885
----------------------------------------------------------------------------------------------------------------
    214,686  NYC HDC (Rosalie Manning Apartments)                      7.034       11/15/2018            225,890
----------------------------------------------------------------------------------------------------------------
    571,520  NYC HDC (Scott Tower)                                     7.000       12/15/2018            601,331
----------------------------------------------------------------------------------------------------------------
    782,899  NYC HDC (Seaview Towers)                                  6.500       01/15/2018            823,469
----------------------------------------------------------------------------------------------------------------
    323,089  NYC HDC (St. Martin Tower)                                6.500       11/15/2018            339,877
----------------------------------------------------------------------------------------------------------------
  1,494,016  NYC HDC (Stevenson Commons)                               6.500       05/15/2018          1,571,436
----------------------------------------------------------------------------------------------------------------
    426,220  NYC HDC (Strycker's Bay Apartments)                       7.034       11/15/2018            434,770
----------------------------------------------------------------------------------------------------------------
  1,490,145  NYC HDC (Tivoli Towers)                                   6.500       01/15/2018          1,566,649
----------------------------------------------------------------------------------------------------------------
    202,421  NYC HDC (Town House West)                                 6.500       01/15/2018            212,791
----------------------------------------------------------------------------------------------------------------
    311,803  NYC HDC (Tri-Faith House)                                 7.000       01/15/2019            328,069
----------------------------------------------------------------------------------------------------------------
  1,312,556  NYC HDC (University River View)                           6.500       08/15/2017          1,380,822
----------------------------------------------------------------------------------------------------------------
    397,344  NYC HDC (Washington Square Southeast)                     7.000       01/15/2019            417,811
----------------------------------------------------------------------------------------------------------------
    357,458  NYC HDC (West Side Manor)                                 6.500       11/15/2018            375,982
----------------------------------------------------------------------------------------------------------------
  3,568,943  NYC HDC (West Village)                                    6.500       11/15/2013          3,754,492
----------------------------------------------------------------------------------------------------------------
    225,726  NYC HDC (Westview Apartments)                             6.500       10/15/2017            237,466
----------------------------------------------------------------------------------------------------------------
    530,739  NYC HDC (Woodstock Terrace)                               7.034       02/15/2019            558,438
----------------------------------------------------------------------------------------------------------------
  1,000,000  NYC Health & Hospital Corp.                               5.375       02/15/2026          1,013,060
----------------------------------------------------------------------------------------------------------------
  5,875,000  NYC Health & Hospital Corp. RITES a                      14.856 f     02/15/2020          7,037,310
----------------------------------------------------------------------------------------------------------------
  1,275,000  NYC IDA (A Very Special Place)                            5.750       01/01/2029          1,033,247
----------------------------------------------------------------------------------------------------------------
    465,000  NYC IDA (A-Lite Vertical Products)                        6.750       11/01/2009            459,411
----------------------------------------------------------------------------------------------------------------
  1,330,000  NYC IDA (A-Lite Vertical Products)                        7.500       11/01/2019          1,316,793
----------------------------------------------------------------------------------------------------------------
  3,600,000  NYC IDA (Acme Architectural Products)                     6.375       11/01/2019          3,262,104
----------------------------------------------------------------------------------------------------------------
    965,000  NYC IDA (Ahava Dairy Manufacturing Corp.)                 8.000       11/01/2010            952,513
----------------------------------------------------------------------------------------------------------------
  5,985,000  NYC IDA (Ahava Dairy Manufacturing Corp.)                 8.500       11/01/2026          5,861,230
----------------------------------------------------------------------------------------------------------------
 23,035,000  NYC IDA (Airis JFK I/JFK International Airport)           5.500       07/01/2028         22,540,669
----------------------------------------------------------------------------------------------------------------
 20,745,000  NYC IDA (Airis JFK I/JFK International Airport)           6.000       07/01/2027         20,846,028



23 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  CONTINUED

   PRINCIPAL                                                                                         MARKET VALUE
      AMOUNT                                                           COUPON         MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$  1,035,000  NYC IDA (ALA Realty)                                      7.500%      12/01/2010    $     1,070,459
-----------------------------------------------------------------------------------------------------------------
   1,450,000  NYC IDA (ALA Realty)                                      8.375       12/01/2015          1,528,126
-----------------------------------------------------------------------------------------------------------------
     355,000  NYC IDA (Allied Metal)                                    6.375       12/01/2014            352,362
-----------------------------------------------------------------------------------------------------------------
     940,000  NYC IDA (Allied Metal)                                    7.125       12/01/2027            935,535
-----------------------------------------------------------------------------------------------------------------
   3,385,000  NYC IDA (Amboy Properties)                                6.750       06/01/2020          3,259,112
-----------------------------------------------------------------------------------------------------------------
   2,595,000  NYC IDA (American Airlines)                               5.400       07/01/2019          1,640,741
-----------------------------------------------------------------------------------------------------------------
  29,935,000  NYC IDA (American Airlines)                               5.400       07/01/2020         18,925,805
-----------------------------------------------------------------------------------------------------------------
  38,410,000  NYC IDA (American Airlines)                               6.900       08/01/2024         26,502,132
-----------------------------------------------------------------------------------------------------------------
 331,800,000  NYC IDA (American Airlines)                               8.500       08/01/2028        260,164,380
-----------------------------------------------------------------------------------------------------------------
     915,000  NYC IDA (Atlantic Paste & Glue Company)                   6.000       11/01/2007            915,842
-----------------------------------------------------------------------------------------------------------------
   4,620,000  NYC IDA (Atlantic Paste & Glue Company)                   6.625       11/01/2019          4,647,166
-----------------------------------------------------------------------------------------------------------------
   1,160,000  NYC IDA (Atlantic Veal & Lamb)                            8.375       12/01/2016          1,216,875
-----------------------------------------------------------------------------------------------------------------
     670,000  NYC IDA (Baco Enterprises)                                7.500       11/01/2011            675,916
-----------------------------------------------------------------------------------------------------------------
   1,685,000  NYC IDA (Baco Enterprises)                                8.500       11/01/2021          1,701,749
-----------------------------------------------------------------------------------------------------------------
     290,000  NYC IDA (Bark Frameworks)                                 6.000       11/01/2007            279,911
-----------------------------------------------------------------------------------------------------------------
   1,500,000  NYC IDA (Bark Frameworks)                                 6.750       11/01/2019          1,397,205
-----------------------------------------------------------------------------------------------------------------
  11,115,000  NYC IDA (Berkeley Carroll School)                         6.100       11/01/2028         10,203,570
-----------------------------------------------------------------------------------------------------------------
   5,500,000  NYC IDA (Beth Abraham Health Services)                    6.500       02/15/2022          5,530,855
-----------------------------------------------------------------------------------------------------------------
   1,035,000  NYC IDA (Beth Abraham Health Services)                    6.500       11/15/2027          1,037,391
-----------------------------------------------------------------------------------------------------------------
   4,220,000  NYC IDA (Beth Abraham Health Services)                    6.500       11/15/2034          4,230,508
-----------------------------------------------------------------------------------------------------------------
  28,680,000  NYC IDA (British Airways)                                 5.250       12/01/2032         20,802,178
-----------------------------------------------------------------------------------------------------------------
  10,715,000  NYC IDA (British Airways)                                 7.625       12/01/2032         10,582,134
-----------------------------------------------------------------------------------------------------------------
   3,075,000  NYC IDA (Brooklyn Heights Montessori School)              8.500       01/01/2027          3,254,334
-----------------------------------------------------------------------------------------------------------------
     610,000  NYC IDA (Brooklyn Heights Montessori School)              8.900       09/01/2011            618,583
-----------------------------------------------------------------------------------------------------------------
   1,690,000  NYC IDA (Brooklyn Heights Montessori School)              9.200       09/01/2021          1,747,815
-----------------------------------------------------------------------------------------------------------------
  72,225,000  NYC IDA (Brooklyn Navy Yard Cogeneration Partners)        5.650       10/01/2028         68,295,960
-----------------------------------------------------------------------------------------------------------------
 137,735,000  NYC IDA (Brooklyn Navy Yard Cogeneration Partners)        5.750       10/01/2036        128,711,980
-----------------------------------------------------------------------------------------------------------------
   7,485,000  NYC IDA (Brooklyn Navy Yard Cogeneration Partners)        6.200       10/01/2022          7,545,404
-----------------------------------------------------------------------------------------------------------------
  16,205,000  NYC IDA (Calhoun School)                                  6.625       12/01/2034         16,211,158
-----------------------------------------------------------------------------------------------------------------
     305,000  NYC IDA (Cellini Furniture Crafters) a                    6.625       11/01/2009            282,518
-----------------------------------------------------------------------------------------------------------------
     885,000  NYC IDA (Cellini Furniture Crafters) a                    7.125       11/01/2019            813,404
-----------------------------------------------------------------------------------------------------------------
   2,235,000  NYC IDA (Chardan Corp.)                                   7.750       11/01/2020          2,215,153
-----------------------------------------------------------------------------------------------------------------
     870,000  NYC IDA (CNC Associates NY)                               6.500       11/01/2007            851,843
-----------------------------------------------------------------------------------------------------------------
   4,685,000  NYC IDA (CNC Associates NY)                               7.500       11/01/2019          4,539,015
-----------------------------------------------------------------------------------------------------------------
   2,500,000  NYC IDA (College of Aeronautics)                          5.450       05/01/2018          2,551,125
-----------------------------------------------------------------------------------------------------------------
   9,600,000  NYC IDA (College of Aeronautics)                          5.500       05/01/2028          9,622,080
-----------------------------------------------------------------------------------------------------------------
   2,500,000  NYC IDA (College of New Rochelle)                         5.750       09/01/2017          2,662,175
-----------------------------------------------------------------------------------------------------------------
   2,900,000  NYC IDA (College of New Rochelle)                         5.800       09/01/2026          3,041,723
-----------------------------------------------------------------------------------------------------------------
   2,715,000  NYC IDA (Community Hospital of Brooklyn)                  6.875       11/01/2010          2,621,984
-----------------------------------------------------------------------------------------------------------------
   3,975,000  NYC IDA (Comprehensive Care Management)                   6.375       11/01/2028          3,938,112
-----------------------------------------------------------------------------------------------------------------
   1,575,000  NYC IDA (Comprehensive Care Management)                   6.375       11/01/2028          1,560,290
-----------------------------------------------------------------------------------------------------------------
   1,770,000  NYC IDA (Comprehensive Care Management)                   7.875       12/01/2016          1,903,263
-----------------------------------------------------------------------------------------------------------------
   1,380,000  NYC IDA (Comprehensive Care Management)                   8.000       12/01/2011          1,423,567
-----------------------------------------------------------------------------------------------------------------
   1,000,000  NYC IDA (Continental Airlines)                            7.250       11/01/2008            987,770
-----------------------------------------------------------------------------------------------------------------
   2,000,000  NYC IDA (Continental Airlines)                            8.375       11/01/2016          1,964,900



24 | ROCHESTER FUND MUNICIPALS

  PRINCIPAL                                                                                         MARKET VALUE
     AMOUNT                                                           COUPON         MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 8,495,000  NYC IDA (Crowne Plaza-LaGuardia) b,d                      6.000%      11/01/2028    $     4,449,256
-----------------------------------------------------------------------------------------------------------------
    715,000  NYC IDA (Dioni)                                           6.000       11/01/2007            711,489
-----------------------------------------------------------------------------------------------------------------
  3,600,000  NYC IDA (Dioni)                                           6.625       11/01/2019          3,552,876
-----------------------------------------------------------------------------------------------------------------
  1,100,000  NYC IDA (Display Creations)                               7.000       06/01/2008          1,117,149
-----------------------------------------------------------------------------------------------------------------
     70,000  NYC IDA (Eden II School)                                  7.750       06/01/2004             70,520
-----------------------------------------------------------------------------------------------------------------
  2,505,000  NYC IDA (Eden II School)                                  8.750       06/01/2019          2,565,721
-----------------------------------------------------------------------------------------------------------------
    760,000  NYC IDA (Excel Paint Applicators) a                       8.250       11/01/2010            757,013
-----------------------------------------------------------------------------------------------------------------
  4,825,000  NYC IDA (Excel Paint Applicators) a                       8.625       11/01/2026          4,810,380
-----------------------------------------------------------------------------------------------------------------
  5,000,000  NYC IDA
             (Field Hotel Associates/JFK International Airport) b,d    6.000       11/01/2028          2,618,750
-----------------------------------------------------------------------------------------------------------------
  7,315,000  NYC IDA (Friends Seminary School)                         7.125       09/15/2031          7,783,892
-----------------------------------------------------------------------------------------------------------------
  3,280,000  NYC IDA (Gabrielli Truck Sales)                           8.125       12/01/2017          3,509,075
-----------------------------------------------------------------------------------------------------------------
  2,265,000  NYC IDA (Gateway School of NY)                            6.500       11/01/2019          2,353,335
-----------------------------------------------------------------------------------------------------------------
  2,175,000  NYC IDA (Good Shepherd Services)                          5.875       06/01/2014          2,200,643
-----------------------------------------------------------------------------------------------------------------
  1,155,000  NYC IDA (Graphic Artists)                                 8.250       12/30/2023          1,178,239
-----------------------------------------------------------------------------------------------------------------
    470,000  NYC IDA (Herbert G. Birch Childhood Project)              7.375       02/01/2009            473,567
-----------------------------------------------------------------------------------------------------------------
  2,195,000  NYC IDA (Herbert G. Birch Childhood Project)              8.375       02/01/2022          2,304,092
-----------------------------------------------------------------------------------------------------------------
    455,000  NYC IDA (Hi Tech Res Rec)                                 9.250       08/01/2008            455,396
-----------------------------------------------------------------------------------------------------------------
  1,000,000  NYC IDA (Institute of International Education)            5.250       09/01/2021          1,049,770
-----------------------------------------------------------------------------------------------------------------
  3,000,000  NYC IDA (Institute of International Education)            5.250       09/01/2031          3,102,060
-----------------------------------------------------------------------------------------------------------------
  1,605,000  NYC IDA (Julia Gray)                                      7.500       11/01/2020          1,635,479
-----------------------------------------------------------------------------------------------------------------
    910,000  NYC IDA (Just Bagels Manufacturing)                       8.500       11/01/2016            933,633
-----------------------------------------------------------------------------------------------------------------
  1,065,000  NYC IDA (Just Bagels Manufacturing)                       8.750       11/01/2026          1,092,371
-----------------------------------------------------------------------------------------------------------------
  1,675,000  NYC IDA (Koenig Iron Works)                               8.375       12/01/2025          1,769,571
-----------------------------------------------------------------------------------------------------------------
  1,610,000  NYC IDA (L&M Optical Disc)                                7.125       11/01/2010          1,640,155
-----------------------------------------------------------------------------------------------------------------
  3,025,000  NYC IDA (Little Red Schoolhouse)                          6.750       11/01/2018          3,061,240
-----------------------------------------------------------------------------------------------------------------
    545,000  NYC IDA (Lucky Polyethylene Manufacturing Company)        7.000       11/01/2009            514,851
-----------------------------------------------------------------------------------------------------------------
  2,995,000  NYC IDA (Lucky Polyethylene Manufacturing Company)        7.800       11/01/2024          2,694,991
-----------------------------------------------------------------------------------------------------------------
  2,000,000  NYC IDA (Lycee Francais De New York)                      5.375       06/01/2023          2,070,060
-----------------------------------------------------------------------------------------------------------------
 23,000,000  NYC IDA (Magen David Yeshivah)                            5.700       06/15/2027         24,061,450
-----------------------------------------------------------------------------------------------------------------
    680,000  NYC IDA (Marymount School of NY)                          5.125       09/01/2021            703,535
-----------------------------------------------------------------------------------------------------------------
  3,875,000  NYC IDA (Marymount School of NY)                          5.250       09/01/2031          3,997,760
-----------------------------------------------------------------------------------------------------------------
 19,335,000  NYC IDA (MediSys Health Network)                          6.250       03/15/2024         17,622,692
-----------------------------------------------------------------------------------------------------------------
  2,125,000  NYC IDA (Mesorah Publications)                            6.450       02/01/2011          2,144,614
-----------------------------------------------------------------------------------------------------------------
  4,790,000  NYC IDA (Mesorah Publications)                            6.950       02/01/2021          4,716,713
-----------------------------------------------------------------------------------------------------------------
  2,275,000  NYC IDA (Morrisons Pastry)                                6.500       11/01/2019          2,142,049
-----------------------------------------------------------------------------------------------------------------
 17,050,000  NYC IDA (Northwest Airlines)                              6.000       06/01/2027         13,077,350
-----------------------------------------------------------------------------------------------------------------
  4,400,000  NYC IDA (NY Hostel Company)                               7.600       01/01/2017          4,532,000
-----------------------------------------------------------------------------------------------------------------
    470,000  NYC IDA (NY Vanities & Manufacturing)                     7.000       11/01/2009            452,196
-----------------------------------------------------------------------------------------------------------------
  1,405,000  NYC IDA (NY Vanities & Manufacturing)                     7.500       11/01/2019          1,361,220
-----------------------------------------------------------------------------------------------------------------
  1,550,000  NYC IDA (NYC Outward Bound Center)                        7.250       11/01/2010          1,559,130
-----------------------------------------------------------------------------------------------------------------
    545,000  NYC IDA (Paradise Products)                               7.125       11/01/2007            558,412
-----------------------------------------------------------------------------------------------------------------
  4,475,000  NYC IDA (Paradise Products)                               8.250       11/01/2022          4,730,388
-----------------------------------------------------------------------------------------------------------------
    875,000  NYC IDA (Petrocelli Electric)                             7.250       11/01/2007            904,628
-----------------------------------------------------------------------------------------------------------------
    265,000  NYC IDA (Petrocelli Electric)                             7.250       11/01/2008            273,957



25 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  CONTINUED

  PRINCIPAL                                                                                         MARKET VALUE
     AMOUNT                                                           COUPON         MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$ 3,780,000  NYC IDA (Petrocelli Electric)                             8.000%      11/01/2017    $     3,952,746
-----------------------------------------------------------------------------------------------------------------
    940,000  NYC IDA (Petrocelli Electric)                             8.000       11/01/2018            990,224
-----------------------------------------------------------------------------------------------------------------
     70,000  NYC IDA (Polytechnic University)                          6.000       11/01/2020             58,150
-----------------------------------------------------------------------------------------------------------------
 16,700,000  NYC IDA (Polytechnic University)                          6.125       11/01/2030         13,376,032
-----------------------------------------------------------------------------------------------------------------
    180,000  NYC IDA (Pop Display)                                     6.750       12/30/2014            180,122
-----------------------------------------------------------------------------------------------------------------
  2,645,000  NYC IDA (Pop Display)                                     7.900       12/30/2014          2,671,979
-----------------------------------------------------------------------------------------------------------------
  1,910,000  NYC IDA (Precision Gear)                                  6.375       11/01/2024          1,838,432
-----------------------------------------------------------------------------------------------------------------
  2,240,000  NYC IDA (Precision Gear)                                  6.375       11/01/2024          2,156,067
-----------------------------------------------------------------------------------------------------------------
    930,000  NYC IDA (Precision Gear)                                  7.625       11/01/2024            982,192
-----------------------------------------------------------------------------------------------------------------
    815,000  NYC IDA (PRFF)                                            7.000       10/01/2016            817,111
-----------------------------------------------------------------------------------------------------------------
    710,000  NYC IDA (Promotional Slideguide)                          7.500       12/01/2010            812,574
-----------------------------------------------------------------------------------------------------------------
  1,065,000  NYC IDA (Promotional Slideguide)                          7.875       12/01/2015          1,226,177
-----------------------------------------------------------------------------------------------------------------
  4,100,000  NYC IDA (PSCH)                                            6.375       07/01/2033          4,330,338
-----------------------------------------------------------------------------------------------------------------
    495,000  NYC IDA (Psycho Therapy)                                  9.625       04/01/2010            495,757
-----------------------------------------------------------------------------------------------------------------
  3,025,000  NYC IDA (Riverdale Terrace Hsg. Devel. Fund)              6.250       11/01/2014          2,825,169
-----------------------------------------------------------------------------------------------------------------
  8,595,000  NYC IDA (Riverdale Terrace Hsg. Devel. Fund)              6.750       11/01/2028          7,799,361
-----------------------------------------------------------------------------------------------------------------
  1,455,000  NYC IDA (Sahadi Fine Foods)                               6.250       11/01/2009          1,401,500
-----------------------------------------------------------------------------------------------------------------
  4,085,000  NYC IDA (Sahadi Fine Foods)                               6.750       11/01/2019          3,858,487
-----------------------------------------------------------------------------------------------------------------
  4,380,000  NYC IDA (Showman Fabricators)                             7.500       11/01/2028          4,344,172
-----------------------------------------------------------------------------------------------------------------
  3,545,000  NYC IDA (South Bronx Overall Economic Devel.)             8.625       12/01/2025          3,642,877
-----------------------------------------------------------------------------------------------------------------
  4,255,000  NYC IDA (Special Needs Facilities Pooled Program)         6.650       07/01/2023          4,041,612
-----------------------------------------------------------------------------------------------------------------
  1,105,000  NYC IDA (Special Needs Facilities Pooled Program)         7.125       08/01/2006          1,130,824
-----------------------------------------------------------------------------------------------------------------
  7,010,000  NYC IDA (Special Needs Facilities Pooled Program)         7.875       08/01/2025          7,307,014
-----------------------------------------------------------------------------------------------------------------
  5,115,000  NYC IDA (St. Bernard's School)                            7.000       12/01/2021          5,461,234
-----------------------------------------------------------------------------------------------------------------
     10,000  NYC IDA (Staten Island University Hospital)               6.375       07/01/2031             10,409
-----------------------------------------------------------------------------------------------------------------
  4,540,000  NYC IDA (Staten Island University Hospital)               6.375       07/01/2031          4,725,595
-----------------------------------------------------------------------------------------------------------------
    585,000  NYC IDA (Streamline Plastics)                             7.750       12/01/2015            592,915
-----------------------------------------------------------------------------------------------------------------
  1,275,000  NYC IDA (Streamline Plastics)                             8.125       12/01/2025          1,307,729
-----------------------------------------------------------------------------------------------------------------
     30,000  NYC IDA (Summit School)                                   7.250       12/01/2004             30,032
-----------------------------------------------------------------------------------------------------------------
  1,485,000  NYC IDA (Summit School)                                   8.250       12/01/2024          1,522,303
-----------------------------------------------------------------------------------------------------------------
  1,120,000  NYC IDA (Surprise Plastics)                               7.500       11/01/2013          1,126,003
-----------------------------------------------------------------------------------------------------------------
  2,480,000  NYC IDA (Surprise Plastics)                               8.500       11/01/2023          2,426,382
-----------------------------------------------------------------------------------------------------------------
  3,855,000  NYC IDA (Terminal One Group Association)                  6.000       01/01/2015          3,938,422
-----------------------------------------------------------------------------------------------------------------
 25,460,000  NYC IDA (Terminal One Group Association)                  6.000       01/01/2019         26,022,666
-----------------------------------------------------------------------------------------------------------------
    210,000  NYC IDA (Terminal One Group Association)                  6.100       01/01/2009            214,498
-----------------------------------------------------------------------------------------------------------------
  9,505,000  NYC IDA (Terminal One Group Association)                  6.125       01/01/2024          9,743,576
-----------------------------------------------------------------------------------------------------------------
    380,000  NYC IDA (The Bank Street College)                         5.250       12/01/2021            406,505
-----------------------------------------------------------------------------------------------------------------
  1,000,000  NYC IDA (The Bank Street College)                         5.250       12/01/2030          1,041,140
-----------------------------------------------------------------------------------------------------------------
 10,000,000  NYC IDA (The Child School)                                7.550       06/01/2033         10,227,600
-----------------------------------------------------------------------------------------------------------------
    465,000  NYC IDA (Therapy & Learning Center)                       7.500       10/01/2011            474,333
-----------------------------------------------------------------------------------------------------------------
  3,735,000  NYC IDA (Therapy & Learning Center)                       8.250       10/01/2031          3,862,364
-----------------------------------------------------------------------------------------------------------------
    395,000  NYC IDA (THR Products Corp.)                              7.250       11/01/2010            403,552
-----------------------------------------------------------------------------------------------------------------
  1,085,000  NYC IDA (THR Products Corp.)                              8.250       11/01/2020          1,133,489
-----------------------------------------------------------------------------------------------------------------
  4,325,000  NYC IDA (Touro College)                                   6.350       06/01/2029          4,174,274
-----------------------------------------------------------------------------------------------------------------
  4,485,000  NYC IDA (Ulano)                                           6.900       11/01/2019          4,251,421


26 | ROCHESTER FUND MUNICIPALS

  PRINCIPAL                                                                                         MARKET VALUE
     AMOUNT                                                           COUPON         MATURITY         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
  NEW YORK Continued
$ 1,000,000  NYC IDA (United Nations School)                           6.350%      12/01/2015    $     1,063,500
----------------------------------------------------------------------------------------------------------------
  1,355,000  NYC IDA (Urban Health Plan)                               6.250       09/15/2009          1,314,038
----------------------------------------------------------------------------------------------------------------
  9,830,000  NYC IDA (Urban Health Plan)                               7.050       09/15/2026          9,151,828
----------------------------------------------------------------------------------------------------------------
  3,640,000  NYC IDA (Urban Resource Institute)                        7.375       11/01/2033          3,639,454
----------------------------------------------------------------------------------------------------------------
    110,000  NYC IDA (Utleys)                                          6.625       11/01/2006            108,341
----------------------------------------------------------------------------------------------------------------
  1,335,000  NYC IDA (Utleys)                                          7.375       11/01/2023          1,291,679
----------------------------------------------------------------------------------------------------------------
    680,000  NYC IDA (Van Blarcom Closures)                            7.125       11/01/2007            677,647
----------------------------------------------------------------------------------------------------------------
  2,965,000  NYC IDA (Van Blarcom Closures)                            8.000       11/01/2017          3,060,443
----------------------------------------------------------------------------------------------------------------
    400,000  NYC IDA (Visy Paper)                                      7.550       01/01/2005            405,700
----------------------------------------------------------------------------------------------------------------
 17,300,000  NYC IDA (Visy Paper)                                      7.800       01/01/2016         18,087,842
----------------------------------------------------------------------------------------------------------------
 48,250,000  NYC IDA (Visy Paper)                                      7.950       01/01/2028         49,935,373
----------------------------------------------------------------------------------------------------------------
  1,930,000  NYC IDA (Vocational Instruction)                          7.750       02/01/2033          2,006,235
----------------------------------------------------------------------------------------------------------------
    630,000  NYC IDA (W & W Jewelers)                                  7.250       02/01/2011            622,541
----------------------------------------------------------------------------------------------------------------
  1,555,000  NYC IDA (W & W Jewelers)                                  8.250       02/01/2021          1,571,436
----------------------------------------------------------------------------------------------------------------
  4,390,000  NYC IDA (Westchester Square Medical Center)               8.000       11/01/2010          4,501,594
----------------------------------------------------------------------------------------------------------------
  6,160,000  NYC IDA (Westchester Square Medical Center)               8.375       11/01/2015          6,395,682
----------------------------------------------------------------------------------------------------------------
  1,660,000  NYC IDA (World Casing Corp.)                              6.700       11/01/2019          1,488,472
----------------------------------------------------------------------------------------------------------------
  9,000,000  NYC IDA Special Facilities (JFK International Airport)    8.000       08/01/2012          7,030,530
----------------------------------------------------------------------------------------------------------------
    530,000  NYC Municipal Water Finance Authority                     0.000 z     06/15/2019            253,022
----------------------------------------------------------------------------------------------------------------
  6,030,000  NYC Municipal Water Finance Authority                     0.000 z     06/15/2020          2,708,375
----------------------------------------------------------------------------------------------------------------
    450,000  NYC Municipal Water Finance Authority                     5.000       06/15/2024            461,385
----------------------------------------------------------------------------------------------------------------
    795,000  NYC Municipal Water Finance Authority                     5.125       06/15/2031            815,773
----------------------------------------------------------------------------------------------------------------
  4,750,000  NYC Municipal Water Finance Authority                     5.125       06/15/2032          4,907,320
----------------------------------------------------------------------------------------------------------------
 39,500,000  NYC Municipal Water Finance Authority                     5.125       06/15/2034         40,578,745
----------------------------------------------------------------------------------------------------------------
    550,000  NYC Municipal Water Finance Authority                     5.250       06/15/2034            576,367
----------------------------------------------------------------------------------------------------------------
  2,160,000  NYC Municipal Water Finance Authority                     5.375       06/15/2026          2,302,582
----------------------------------------------------------------------------------------------------------------
     75,000  NYC Municipal Water Finance Authority                     5.500       06/15/2023             78,627
----------------------------------------------------------------------------------------------------------------
 10,850,000  NYC Municipal Water Finance Authority                     5.500       06/15/2033         11,764,655
----------------------------------------------------------------------------------------------------------------
     40,000  NYC Municipal Water Finance Authority                     5.750       06/15/2020             41,398
----------------------------------------------------------------------------------------------------------------
  4,000,000  NYC Municipal Water Finance Authority CAB                 0.000 z     06/15/2021          1,822,320
----------------------------------------------------------------------------------------------------------------
 10,000,000  NYC Municipal Water Finance Authority LEVRRS             10.033 f     06/15/2019         10,639,600
----------------------------------------------------------------------------------------------------------------
  2,930,000  NYC Municipal Water Finance Authority RITES a            14.717 f     06/15/2032          3,145,003
----------------------------------------------------------------------------------------------------------------
  2,500,000  NYC Municipal Water Finance Authority RITES a            14.786 f     06/15/2029          2,702,350
----------------------------------------------------------------------------------------------------------------
  7,850,000  NYC Municipal Water Finance Authority RITES a            14.786 f     06/15/2034          8,515,209
----------------------------------------------------------------------------------------------------------------
 14,425,000  NYC Municipal Water Finance Authority RITES a            14.810 f     06/15/2026         15,665,550
----------------------------------------------------------------------------------------------------------------
  2,805,000  NYC Municipal Water Finance Authority RITES a            14.867 f     06/15/2027          3,005,558
----------------------------------------------------------------------------------------------------------------
 11,210,000  NYC Municipal Water Finance Authority RITES a            15.217 f     06/15/2032         12,353,420
----------------------------------------------------------------------------------------------------------------
  5,000,000  NYC Municipal Water Finance Authority RITES a            15.286 f     06/15/2030          5,414,100
----------------------------------------------------------------------------------------------------------------
  3,555,000  NYC Municipal Water Finance Authority RITES a            15.320 f     06/15/2021          4,486,268
----------------------------------------------------------------------------------------------------------------
 18,240,000  NYC Municipal Water Finance Authority RITES a            15.356 f     06/15/2030         19,750,637
----------------------------------------------------------------------------------------------------------------
  4,030,000  NYC Municipal Water Finance Authority RITES a            15.367 f     06/15/2030          4,363,765
----------------------------------------------------------------------------------------------------------------
  5,000,000  NYC Municipal Water Finance Authority RITES a            15.367 f     06/15/2030          5,414,100
----------------------------------------------------------------------------------------------------------------
 17,300,000  NYC Municipal Water Finance Authority RITES a            16.786 f     06/15/2033         23,134,252
----------------------------------------------------------------------------------------------------------------
  3,140,000  NYC Municipal Water Finance Authority RITES a            16.820 f     06/15/2027          4,226,880
----------------------------------------------------------------------------------------------------------------
  2,150,000  NYC TFA RITES a                                          14.787 f     08/15/2027          2,290,610


27 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  CONTINUED

   PRINCIPAL                                                                                         MARKET VALUE
      AMOUNT                                                           COUPON         MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$ 19,386,273  NYS Certificate of Lease a                                5.875%      01/02/2023   $     19,966,892
-----------------------------------------------------------------------------------------------------------------
   1,690,000  NYS DA (4201 Schools Program)                             6.250       07/01/2020          1,965,064
-----------------------------------------------------------------------------------------------------------------
     350,000  NYS DA (Augustana Lutheran Home)                          5.400       02/01/2031            371,091
-----------------------------------------------------------------------------------------------------------------
   1,500,000  NYS DA (Augustana Lutheran Home)                          5.500       02/01/2041          1,592,955
-----------------------------------------------------------------------------------------------------------------
      35,000  NYS DA (Bethel Springvale Home)                           6.000       02/01/2035             38,157
-----------------------------------------------------------------------------------------------------------------
  14,360,000  NYS DA (Buena Vida Nursing Home)                          5.250       07/01/2028         14,871,216
-----------------------------------------------------------------------------------------------------------------
  20,025,000  NYS DA (Catholic Health Services)                         6.000       07/01/2030         21,232,508
-----------------------------------------------------------------------------------------------------------------
   8,435,000  NYS DA (Center for Nursing)                               5.550       08/01/2037          8,937,389
-----------------------------------------------------------------------------------------------------------------
   2,855,000  NYS DA (Chapel Oaks)                                      5.450       07/01/2026          2,949,358
-----------------------------------------------------------------------------------------------------------------
      25,000  NYS DA (City University)                                  5.000       07/01/2023             25,786
-----------------------------------------------------------------------------------------------------------------
  16,385,000  NYS DA (City University)                                  5.250       07/01/2031         18,832,755
-----------------------------------------------------------------------------------------------------------------
   1,895,000  NYS DA (City University)                                  5.250       07/01/2031          1,968,128
-----------------------------------------------------------------------------------------------------------------
   2,500,000  NYS DA (Concord Nursing Home)                             6.500       07/01/2029          2,730,600
-----------------------------------------------------------------------------------------------------------------
   2,500,000  NYS DA (Court Facilities)                                 5.375       05/15/2023          2,637,250
-----------------------------------------------------------------------------------------------------------------
   1,250,000  NYS DA (D'Youville College)                               5.250       07/01/2025          1,313,438
-----------------------------------------------------------------------------------------------------------------
     525,000  NYS DA (Dept. of Health)                                  5.500       07/01/2021            554,227
-----------------------------------------------------------------------------------------------------------------
      20,000  NYS DA (Ellis Hospital)                                   5.600       08/01/2025             21,444
-----------------------------------------------------------------------------------------------------------------
  16,970,000  NYS DA (FHA Insured Mtg.), Series B                       0.000 z     08/15/2040          1,923,719
-----------------------------------------------------------------------------------------------------------------
   6,480,000  NYS DA
              (Frances Schervier Home & Hospital Obligated Group)       5.500       07/01/2027          6,891,156
-----------------------------------------------------------------------------------------------------------------
   1,000,000  NYS DA (Grace Manor Health Care Facility)                 6.150       07/01/2018          1,113,130
-----------------------------------------------------------------------------------------------------------------
   2,000,000  NYS DA (Highland Hospital)                                5.450       08/01/2037          2,142,680
-----------------------------------------------------------------------------------------------------------------
 140,510,000  NYS DA (Insured Hospital)                                 0.000 z     08/15/2036         24,576,604
-----------------------------------------------------------------------------------------------------------------
  38,650,000  NYS DA (Interfaith Medical Center)                        5.400       02/15/2028         40,172,810
-----------------------------------------------------------------------------------------------------------------
   1,000,000  NYS DA (Jones Memorial Hospital)                          5.375       08/01/2034          1,062,990
-----------------------------------------------------------------------------------------------------------------
      30,000  NYS DA (KMH Homes)                                        6.950       08/01/2031             31,166
-----------------------------------------------------------------------------------------------------------------
   3,450,000  NYS DA (L.I.  University)                                 5.125       09/01/2023          3,596,246
-----------------------------------------------------------------------------------------------------------------
   1,400,000  NYS DA (L.I.  University)                                 5.250       09/01/2028          1,465,324
-----------------------------------------------------------------------------------------------------------------
      50,000  NYS DA (L.I. University)                                  5.250       09/01/2028             51,819
-----------------------------------------------------------------------------------------------------------------
   1,585,000  NYS DA (L.I.  University)                                 5.500       09/01/2020          1,716,428
-----------------------------------------------------------------------------------------------------------------
      25,000  NYS DA (Lakeside Memorial Hospital)                       6.000       02/01/2021             27,032
-----------------------------------------------------------------------------------------------------------------
   9,415,000  NYS DA (Lutheran Social Services of Upstate NY) RITES a   8.873 f     02/01/2038         10,314,415
-----------------------------------------------------------------------------------------------------------------
   3,115,000  NYS DA (Menorah Home & Hospital) RITES a                 15.233 f     08/01/2038          3,438,150
-----------------------------------------------------------------------------------------------------------------
   5,825,000  NYS DA (Menorah Home) RITES a                            15.420 f     08/01/2038          6,437,091
-----------------------------------------------------------------------------------------------------------------
   4,625,000  NYS DA (Mental Health) RITES a                           14.867 f     02/15/2023          5,173,803
-----------------------------------------------------------------------------------------------------------------
   3,460,000  NYS DA (Millard Fillmore Hospital)                        5.375       02/01/2032          3,671,095
-----------------------------------------------------------------------------------------------------------------
   3,180,000  NYS DA (Miriam Osborn Memorial Home Association)          6.375       07/01/2029          3,489,509
-----------------------------------------------------------------------------------------------------------------
   2,430,000  NYS DA (Miriam Osborn Memorial Home Association)          6.875       07/01/2019          2,778,899
-----------------------------------------------------------------------------------------------------------------
   6,860,000  NYS DA (Miriam Osborn Memorial Home Association)          6.875       07/01/2025          7,692,324
-----------------------------------------------------------------------------------------------------------------
   2,375,000  NYS DA (Montefiore Medical) RITES a                      16.820 f     08/01/2038          3,126,830
-----------------------------------------------------------------------------------------------------------------
   6,800,000  NYS DA (MSH/NYU Hospital Center/
              HJDOI Obligated Group)                                    6.000       07/01/2014          6,645,028
-----------------------------------------------------------------------------------------------------------------
   3,000,000  NYS DA (MSH/NYU Hospital Center/
              HJDOI Obligated Group)                                    6.500       07/01/2017          3,017,640
-----------------------------------------------------------------------------------------------------------------
  26,920,000  NYS DA (MSH/NYU Hospital Center/
              HJDOI Obligated Group)                                    6.500       07/01/2025         26,999,145


28 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL                                                                                         MARKET VALUE
      AMOUNT                                                           COUPON         MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
 $42,630,000  NYS DA (MSH/NYU Hospital Center/
              HJDOI Obligated Group)                                    6.600%      07/01/2026    $    43,274,992
-----------------------------------------------------------------------------------------------------------------
   8,820,000  NYS DA (MSH/NYU Hospital Center/
              HJDOI Obligated Group)                                    6.625       07/01/2019          8,910,670
-----------------------------------------------------------------------------------------------------------------
  15,000,000  NYS DA (MSH/NYU Hospital Center/
              HJDOI Obligated Group)                                    6.750       07/01/2020         15,264,300
-----------------------------------------------------------------------------------------------------------------
   7,280,000  NYS DA (Mt. Sinai/NYU Health)                             6.000       07/01/2026          7,356,222
-----------------------------------------------------------------------------------------------------------------
   2,500,000  NYS DA (Mt. Sinai/NYU Health)                             6.250       07/01/2022          2,534,750
-----------------------------------------------------------------------------------------------------------------
   2,850,000  NYS DA (Municipal Health Facilities) RITES  a            14.867 f     01/15/2023          3,206,763
-----------------------------------------------------------------------------------------------------------------
   2,000,000  NYS DA (North Shore Long Island Jewish Group)             5.500       05/01/2033          2,079,620
-----------------------------------------------------------------------------------------------------------------
   1,000,000  NYS DA (Norwegian Christian Home & Health Center)         5.200       08/01/2036          1,039,980
-----------------------------------------------------------------------------------------------------------------
   2,000,000  NYS DA (Norwegian Christian Home & Health Center)         6.100       08/01/2041          2,214,100
-----------------------------------------------------------------------------------------------------------------
   4,215,000  NYS DA (Nursing Homes)                                    5.200       02/01/2032          4,350,765
-----------------------------------------------------------------------------------------------------------------
   2,200,000  NYS DA (NY & Presbyterian Hospital)                       6.500       08/01/2034          2,302,366
-----------------------------------------------------------------------------------------------------------------
   6,860,000  NYS DA (NY Hospital Medical Center)                       5.600       02/15/2039          7,518,560
-----------------------------------------------------------------------------------------------------------------
   6,502,625  NYS DA
              Our Lady of Mercy Medical Center) Computer Lease a        6.200       08/15/2006          6,389,804
-----------------------------------------------------------------------------------------------------------------
  11,210,000  NYS DA (Rochester General Hospital) RITES a               9.524 f     08/01/2033         11,729,584
-----------------------------------------------------------------------------------------------------------------
     600,000  NYS DA (Sarah Neumann Home)                               5.450       08/01/2027            642,984
-----------------------------------------------------------------------------------------------------------------
   9,000,000  NYS DA (St. Agnes Hospital)                               5.400       02/15/2025          9,385,560
-----------------------------------------------------------------------------------------------------------------
   2,400,000  NYS DA (St. Barnabas Hospital)                            5.450       08/01/2035          2,574,936
-----------------------------------------------------------------------------------------------------------------
     280,000  NYS DA (St. Catherine of Siena Medical Center)            6.000       07/01/2030            297,783
-----------------------------------------------------------------------------------------------------------------
   1,750,000  NYS DA (St. Clare's Hospital)                             5.300       02/15/2019          1,848,368
-----------------------------------------------------------------------------------------------------------------
   2,970,000  NYS DA (St. Clare's Hospital)                             5.400       02/15/2025          3,097,235
-----------------------------------------------------------------------------------------------------------------
   2,580,000  NYS DA (St. James Mercy Hospital)                         5.400       02/01/2038          2,689,856
-----------------------------------------------------------------------------------------------------------------
   1,500,000  NYS DA (St. Thomas Aquinas College)                       5.250       07/01/2028          1,544,670
-----------------------------------------------------------------------------------------------------------------
   3,885,000  NYS DA (St. Vincent Depaul Residence)                     5.300       07/01/2018          4,072,995
-----------------------------------------------------------------------------------------------------------------
     130,000  NYS DA (St. Vincent's Hospital & Medical Center)          7.400       08/01/2030            134,869
-----------------------------------------------------------------------------------------------------------------
   1,000,000  NYS DA (State University Dormitory Facilities)            5.100       07/01/2031          1,139,380
-----------------------------------------------------------------------------------------------------------------
      50,000  NYS DA (State University Educational Facilities)          0.000 z     05/15/2007             45,930
-----------------------------------------------------------------------------------------------------------------
      95,000  NYS DA (State University Educational Facilities)          6.000       05/15/2017             97,361
-----------------------------------------------------------------------------------------------------------------
   3,315,000  NYS DA (Suffolk County Judicial Facilities)               9.500       04/15/2014          4,090,511
-----------------------------------------------------------------------------------------------------------------
      55,000  NYS DA (Upstate Community Colleges)                       5.700       07/01/2021             57,149
-----------------------------------------------------------------------------------------------------------------
   1,700,000  NYS DA (Vassar Brothers)                                  5.375       07/01/2025          1,812,285
-----------------------------------------------------------------------------------------------------------------
   2,500,000  NYS DA (Willow Towers)                                    5.400       02/01/2034          2,646,375
-----------------------------------------------------------------------------------------------------------------
  26,040,000  NYS DA (Wyckoff Heights Medical Center)                   5.300       08/15/2021         27,339,656
-----------------------------------------------------------------------------------------------------------------
   4,095,000  NYS EFC (Clean Water & Drinking Revolving Funds) w        5.400       07/15/2021          4,199,341
-----------------------------------------------------------------------------------------------------------------
   1,625,000  NYS EFC (Consolidated Water Company)                      7.150       11/01/2014          1,641,169
-----------------------------------------------------------------------------------------------------------------
   7,500,000  NYS EFC (NYS Water Services)                              5.950       01/15/2020          7,962,450
-----------------------------------------------------------------------------------------------------------------
   2,340,000  NYS EFC (NYS Water Services)                              6.000       01/15/2031          2,456,368
-----------------------------------------------------------------------------------------------------------------
      30,000  NYS EFC (NYS Water Services)                              7.500       03/15/2011             30,155
-----------------------------------------------------------------------------------------------------------------
  11,845,000  NYS EFC (Occidental Petroleum)                            5.700       09/01/2028         11,874,849
-----------------------------------------------------------------------------------------------------------------
  15,300,000  NYS EFC (Occidental Petroleum)                            6.100       11/01/2030         15,491,403
-----------------------------------------------------------------------------------------------------------------
   4,700,000  NYS ERDA (Brooklyn Union Gas) RIBS                        9.972 f     07/08/2026          4,948,865
-----------------------------------------------------------------------------------------------------------------
   7,000,000  NYS ERDA (Brooklyn Union Gas) RIBS                       11.245 f     04/01/2020          9,020,270
-----------------------------------------------------------------------------------------------------------------
  16,300,000  NYS ERDA (Brooklyn Union Gas) RIBS                       12.354 f     07/01/2026         20,074,428


29 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  CONTINUED

  PRINCIPAL                                                                                         MARKET VALUE
     AMOUNT                                                           COUPON         MATURITY         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$   210,000  NYS ERDA (Central Hudson Gas & Electric)                  5.450%      08/01/2027    $       226,943
----------------------------------------------------------------------------------------------------------------
    555,000  NYS ERDA (Con Ed)                                         7.125       12/01/2029            593,123
----------------------------------------------------------------------------------------------------------------
  9,350,000  NYS ERDA (Con Ed) RITES a                                 8.773 f     08/15/2020          9,945,595
----------------------------------------------------------------------------------------------------------------
     40,000  NYS ERDA (Corning Natural Gas)                            8.250       12/01/2018             41,104
----------------------------------------------------------------------------------------------------------------
 23,000,000  NYS ERDA (LILCO)                                          5.300       11/01/2023         23,625,600
----------------------------------------------------------------------------------------------------------------
    300,000  NYS ERDA (LILCO)                                          5.300       10/01/2024            306,087
----------------------------------------------------------------------------------------------------------------
  3,485,000  NYS ERDA (NIMO) RITES a                                  15.467 f     11/01/2025          3,953,245
----------------------------------------------------------------------------------------------------------------
    425,000  NYS ERDA (NYSEG)                                          5.700       12/01/2028            434,758
----------------------------------------------------------------------------------------------------------------
     30,000  NYS ERDA (NYSEG)                                          5.950       12/01/2027             30,632
----------------------------------------------------------------------------------------------------------------
     45,000  NYS ERDA (NYSEG)                                          5.950       12/01/2027             45,167
----------------------------------------------------------------------------------------------------------------
     50,000  NYS ERDA (NYSEG)                                          6.050       04/01/2034             51,546
----------------------------------------------------------------------------------------------------------------
  3,625,000  NYS ERDA (RG&E) Residual Certificates a                  19.120 f     09/01/2033          4,805,300
----------------------------------------------------------------------------------------------------------------
  3,310,000  NYS HFA (Children's Rescue)                               7.625       05/01/2018          3,311,622
----------------------------------------------------------------------------------------------------------------
  2,200,000  NYS HFA (Dominican Village)                               6.600       08/15/2027          2,254,362
----------------------------------------------------------------------------------------------------------------
     20,000  NYS HFA (General Hsg.)                                    6.600       11/01/2008             20,236
----------------------------------------------------------------------------------------------------------------
  5,085,000  NYS HFA (HELP-Bronx Hsg.)                                 8.050       11/01/2005          5,212,125
----------------------------------------------------------------------------------------------------------------
    655,000  NYS HFA (HELP-Suffolk Hsg.)                               8.100       11/01/2005            671,375
----------------------------------------------------------------------------------------------------------------
    200,000  NYS HFA (Hospital & Nursing Home)                         7.000       11/01/2017            251,390
----------------------------------------------------------------------------------------------------------------
      5,000  NYS HFA (Meadow Manor)                                    7.750       11/01/2019              5,016
----------------------------------------------------------------------------------------------------------------
     50,000  NYS HFA (Multifamily Hsg.)                                0.000 z     11/01/2016             24,544
----------------------------------------------------------------------------------------------------------------
 12,695,000  NYS HFA (Multifamily Hsg.)                                0.000 z     11/01/2017          5,866,233
----------------------------------------------------------------------------------------------------------------
    745,000  NYS HFA (Multifamily Hsg.)                                5.250       11/15/2028            762,195
----------------------------------------------------------------------------------------------------------------
  1,340,000  NYS HFA (Multifamily Hsg.)                                5.300       08/15/2024          1,380,267
----------------------------------------------------------------------------------------------------------------
  1,700,000  NYS HFA (Multifamily Hsg.)                                5.300       11/15/2039          1,738,675
----------------------------------------------------------------------------------------------------------------
  1,070,000  NYS HFA (Multifamily Hsg.)                                5.350       08/15/2020          1,127,277
----------------------------------------------------------------------------------------------------------------
  2,860,000  NYS HFA (Multifamily Hsg.)                                5.350       08/15/2031          2,939,537
----------------------------------------------------------------------------------------------------------------
  2,080,000  NYS HFA (Multifamily Hsg.)                                5.375       02/15/2035          2,146,123
----------------------------------------------------------------------------------------------------------------
  3,250,000  NYS HFA (Multifamily Hsg.)                                5.450       08/15/2032          3,380,390
----------------------------------------------------------------------------------------------------------------
  2,075,000  NYS HFA (Multifamily Hsg.)                                5.500       08/15/2030          2,113,574
----------------------------------------------------------------------------------------------------------------
  1,215,000  NYS HFA (Multifamily Hsg.)                                5.550       08/15/2019          1,281,193
----------------------------------------------------------------------------------------------------------------
  1,385,000  NYS HFA (Multifamily Hsg.)                                5.600       08/15/2019          1,462,726
----------------------------------------------------------------------------------------------------------------
  1,240,000  NYS HFA (Multifamily Hsg.)                                5.600       02/15/2026          1,281,949
----------------------------------------------------------------------------------------------------------------
  1,665,000  NYS HFA (Multifamily Hsg.)                                5.600       08/15/2033          1,747,850
----------------------------------------------------------------------------------------------------------------
  1,210,000  NYS HFA (Multifamily Hsg.)                                5.650       08/15/2030          1,266,180
----------------------------------------------------------------------------------------------------------------
  3,200,000  NYS HFA (Multifamily Hsg.)                                5.650       08/15/2030          3,332,544
----------------------------------------------------------------------------------------------------------------
  1,000,000  NYS HFA (Multifamily Hsg.)                                5.650       08/15/2031          1,045,930
----------------------------------------------------------------------------------------------------------------
  1,710,000  NYS HFA (Multifamily Hsg.)                                5.650       02/15/2034          1,768,362
----------------------------------------------------------------------------------------------------------------
  2,120,000  NYS HFA (Multifamily Hsg.)                                5.700       08/15/2033          2,223,096
----------------------------------------------------------------------------------------------------------------
     95,000  NYS HFA (Multifamily Hsg.)                                5.950       08/15/2024             97,233
----------------------------------------------------------------------------------------------------------------
     10,000  NYS HFA (Multifamily Hsg.)                                6.000       08/15/2027             10,480
----------------------------------------------------------------------------------------------------------------
  1,285,000  NYS HFA (Multifamily Hsg.)                                6.100       11/15/2036          1,384,048
----------------------------------------------------------------------------------------------------------------
  4,700,000  NYS HFA (Multifamily Hsg.)                                6.125       08/15/2038          4,933,449
----------------------------------------------------------------------------------------------------------------
     45,000  NYS HFA (Multifamily Hsg.)                                6.200       08/15/2012             45,244
----------------------------------------------------------------------------------------------------------------
     25,000  NYS HFA (Multifamily Hsg.)                                6.200       08/15/2016             26,330
----------------------------------------------------------------------------------------------------------------
    755,000  NYS HFA (Multifamily Hsg.)                                6.250       02/15/2031            780,149

30 | ROCHESTER FUND MUNICIPALS

  PRINCIPAL                                                                                         MARKET VALUE
     AMOUNT                                                           COUPON         MATURITY         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 5,000,000  NYS HFA (Multifamily Hsg.)                                6.300%      08/15/2026    $     5,194,900
----------------------------------------------------------------------------------------------------------------
  1,255,000  NYS HFA (Multifamily Hsg.)                                6.400       11/15/2027          1,323,084
----------------------------------------------------------------------------------------------------------------
  2,860,000  NYS HFA (Multifamily Hsg.)                                6.500       08/15/2024          2,887,599
----------------------------------------------------------------------------------------------------------------
  3,240,000  NYS HFA (Multifamily Hsg.)                                6.700       08/15/2025          3,296,506
----------------------------------------------------------------------------------------------------------------
  5,505,000  NYS HFA (Multifamily Hsg.)                                6.750       11/15/2036          5,655,837
----------------------------------------------------------------------------------------------------------------
     45,000  NYS HFA (Multifamily Hsg.)                                6.950       08/15/2012             45,531
----------------------------------------------------------------------------------------------------------------
  5,400,000  NYS HFA (Multifamily Hsg.)                                7.050       08/15/2024          5,459,292
----------------------------------------------------------------------------------------------------------------
  1,471,000  NYS HFA (Multifamily Hsg.)                                7.450       11/01/2028          1,473,486
----------------------------------------------------------------------------------------------------------------
    900,000  NYS HFA (Multifamily Hsg.)                                7.550       11/01/2029            917,991
----------------------------------------------------------------------------------------------------------------
  2,880,000  NYS HFA (NH&HC) RITES a                                  15.467 f     11/01/2016          3,621,024
----------------------------------------------------------------------------------------------------------------
     40,000  NYS HFA (Nonprofit Hsg.)                                  6.400       11/01/2010             40,459
----------------------------------------------------------------------------------------------------------------
     25,000  NYS HFA (Nonprofit Hsg.)                                  6.400       11/01/2013             25,562
----------------------------------------------------------------------------------------------------------------
     20,000  NYS HFA (Nonprofit Hsg.)                                  6.600       11/01/2010             20,236
----------------------------------------------------------------------------------------------------------------
     20,000  NYS HFA (Nonprofit Hsg.)                                  6.600       11/01/2013             20,231
----------------------------------------------------------------------------------------------------------------
  2,015,000  NYS HFA (Nonprofit Hsg.)                                  8.400       11/01/2009          2,057,093
----------------------------------------------------------------------------------------------------------------
  2,180,000  NYS HFA (Nonprofit Hsg.)                                  8.400       11/01/2010          2,225,540
----------------------------------------------------------------------------------------------------------------
  2,365,000  NYS HFA (Nonprofit Hsg.)                                  8.400       11/01/2011          2,414,405
----------------------------------------------------------------------------------------------------------------
  2,565,000  NYS HFA (Nonprofit Hsg.)                                  8.400       11/01/2012          2,618,583
----------------------------------------------------------------------------------------------------------------
  2,770,000  NYS HFA (Nonprofit Hsg.)                                  8.400       11/01/2013          2,827,865
----------------------------------------------------------------------------------------------------------------
  1,330,000  NYS HFA (Nonprofit Hsg.)                                  8.400       11/01/2014          1,357,784
----------------------------------------------------------------------------------------------------------------
  1,440,000  NYS HFA (Nonprofit Hsg.)                                  8.400       11/01/2015          1,470,082
----------------------------------------------------------------------------------------------------------------
  1,560,000  NYS HFA (Nonprofit Hsg.)                                  8.400       11/01/2016          1,592,588
----------------------------------------------------------------------------------------------------------------
  1,705,000  NYS HFA (Nonprofit Hsg.)                                  8.400       11/01/2017          1,740,617
----------------------------------------------------------------------------------------------------------------
  1,800,000  NYS HFA (Nonprofit Hsg.)                                  8.400       11/01/2018          1,837,602
----------------------------------------------------------------------------------------------------------------
  1,155,000  NYS HFA (Nonprofit Hsg.)                                  8.400       11/01/2019          1,179,128
----------------------------------------------------------------------------------------------------------------
  5,000,000  NYS HFA (Phillips Village)                                7.750       08/15/2017          5,288,950
----------------------------------------------------------------------------------------------------------------
     70,000  NYS HFA (Service Contract)                                5.375       03/15/2023             71,595
----------------------------------------------------------------------------------------------------------------
  5,600,000  NYS HFA (Service Contract)                                5.500       09/15/2022          6,040,104
----------------------------------------------------------------------------------------------------------------
  5,525,000  NYS HFA (Service Contract)                                5.500       03/15/2025          5,864,180
----------------------------------------------------------------------------------------------------------------
    255,000  NYS HFA (Service Contract)                                6.500       03/15/2025            272,297
----------------------------------------------------------------------------------------------------------------
    600,000  NYS HFA (Shorehill Hsg.)                                  7.500       05/01/2008            600,804
----------------------------------------------------------------------------------------------------------------
    400,000  NYS LGSC (SCSB) a                                         7.250       12/15/2011            405,612
----------------------------------------------------------------------------------------------------------------
    810,000  NYS LGSC (SCSB) a                                         7.375       12/15/2016            842,716
----------------------------------------------------------------------------------------------------------------
    980,000  NYS LGSC (SCSB) a                                         7.750       12/15/2021          1,016,427
----------------------------------------------------------------------------------------------------------------
    215,000  NYS Medcare (Beth Israel Medical Center)                  7.125       11/01/2006            215,974
----------------------------------------------------------------------------------------------------------------
  2,025,000  NYS Medcare (Beth Israel Medical Center)                  7.200       11/01/2014          2,034,295
----------------------------------------------------------------------------------------------------------------
  1,045,000  NYS Medcare (Central Suffolk Hospital)                    6.125       11/01/2016            809,614
----------------------------------------------------------------------------------------------------------------
     35,000  NYS Medcare (Hospital & Nursing Home)                     5.750       08/15/2019             39,766
----------------------------------------------------------------------------------------------------------------
     65,000  NYS Medcare (Hospital & Nursing Home)                     6.375       08/15/2029             67,153
----------------------------------------------------------------------------------------------------------------
  1,000,000  NYS Medcare (Hospital & Nursing Home)                     6.375       08/15/2033          1,023,860
----------------------------------------------------------------------------------------------------------------
  1,890,000  NYS Medcare (Hospital & Nursing Home)                     6.500       02/15/2034          1,938,781
----------------------------------------------------------------------------------------------------------------
  2,155,000  NYS Medcare (Hospital & Nursing Home)                     7.400       11/01/2016          2,251,975
----------------------------------------------------------------------------------------------------------------
  2,030,000  NYS Medcare (Hospital & Nursing Home)                     9.375       11/01/2016          2,139,823
----------------------------------------------------------------------------------------------------------------
    440,000  NYS Medcare (Hospital & Nursing Home)                    10.000       11/01/2006            465,674
----------------------------------------------------------------------------------------------------------------
  1,650,000  NYS Medcare (M.G. Nursing Home)                           6.375       02/15/2035          1,789,425

31 | ROCHESTER FUND MUNICIPALS


STATEMENT OF INVESTMENTS  CONTINUED

  PRINCIPAL                                                                                         MARKET VALUE
     AMOUNT                                                           COUPON         MATURITY         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$   250,000  NYS Medcare (Mental Health)                               5.500%      08/15/2024      $     256,100
----------------------------------------------------------------------------------------------------------------
     25,000  NYS Medcare (Montefiore Medical Center)                   5.750       02/15/2025             26,515
----------------------------------------------------------------------------------------------------------------
    210,000  NYS Medcare (Our Lady of Victory Hospital)                6.625       11/01/2016            210,865
----------------------------------------------------------------------------------------------------------------
     25,000  NYS Medcare (Secured Hospital)                            6.250       02/15/2024             25,640
----------------------------------------------------------------------------------------------------------------
 44,445,000  NYS Medcare (St. Luke's Hospital)                         5.700       02/15/2029         45,471,235
----------------------------------------------------------------------------------------------------------------
 12,500,000  NYS Medcare (St. Luke's Hospital) RITES a                 9.466 f     02/15/2029         13,077,250
----------------------------------------------------------------------------------------------------------------
  8,400,000  NYS Medcare (St. Luke's Hospital) RITES a                 9.524 f     02/15/2029          8,787,912
----------------------------------------------------------------------------------------------------------------
  5,750,000  NYS Medcare (St. Luke's Hospital) RITES a                 9.524 f     02/15/2029          6,015,535
----------------------------------------------------------------------------------------------------------------
 10,000,000  NYS Medcare (St. Luke's Hospital) RITES a                 9.558 f     02/15/2029         10,461,800
----------------------------------------------------------------------------------------------------------------
  5,925,000  NYS Medcare RITES a                                       8.773 f     02/15/2019          6,221,843
----------------------------------------------------------------------------------------------------------------
 10,000,000  NYS Medcare RITES a                                       9.023 f     02/15/2025         10,486,400
----------------------------------------------------------------------------------------------------------------
 50,000,000  NYS Thruway Authority Permanently Linked
             Convertible INFLOS & VDRNS                                5.000       01/01/2024         50,405,500
----------------------------------------------------------------------------------------------------------------
  7,140,000  NYS Thruway Authority RITES a                            14.856 f     01/01/2025          7,725,623
----------------------------------------------------------------------------------------------------------------
      5,000  NYS UDC (Correctional Facilities)                         0.000 z     01/01/2013              3,606
----------------------------------------------------------------------------------------------------------------
  9,000,000  NYS UDC (State Personal Income Tax)                       5.125       03/15/2029          9,319,950
----------------------------------------------------------------------------------------------------------------
  5,480,000  Oneida County IDA (Bonide Products)                       6.250       11/01/2018          5,344,973
----------------------------------------------------------------------------------------------------------------
    755,000  Oneida County IDA (Mobile Climate Control)                8.000       11/01/2008            771,384
----------------------------------------------------------------------------------------------------------------
  2,825,000  Oneida County IDA (Mobile Climate Control)                8.750       11/01/2018          2,908,592
----------------------------------------------------------------------------------------------------------------
    450,000  Oneida County IDA
             (Mohawk Valley Handicapped Services)                      5.300       03/15/2019            465,723
----------------------------------------------------------------------------------------------------------------
    740,000  Oneida County IDA
             (Mohawk Valley Handicapped Services)                      5.350       03/15/2029            750,308
----------------------------------------------------------------------------------------------------------------
  1,190,000  Oneida County IDA (Presbyterian Home)                     5.250       03/01/2019          1,240,051
----------------------------------------------------------------------------------------------------------------
  1,015,000  Oneida County IDA (Presbyterian Home)                     6.100       06/01/2020          1,110,623
----------------------------------------------------------------------------------------------------------------
  4,000,000  Onondaga County IDA (Air Cargo)                           6.125       01/01/2032          4,073,320
----------------------------------------------------------------------------------------------------------------
  2,000,000  Onondaga County IDA (Air Cargo)                           7.250       01/01/2032          2,051,740
----------------------------------------------------------------------------------------------------------------
    515,000  Onondaga County IDA (Coltec Industries)                   7.250       06/01/2008            525,017
----------------------------------------------------------------------------------------------------------------
    770,000  Onondaga County IDA (Coltec Industries)                   9.875       10/01/2010            807,730
----------------------------------------------------------------------------------------------------------------
  1,530,000  Onondaga County IDA (Community General Hospital)          5.500       11/01/2018          1,159,587
----------------------------------------------------------------------------------------------------------------
  8,005,000  Onondaga County IDA (Community General Hospital)          6.625       01/01/2018          6,859,725
----------------------------------------------------------------------------------------------------------------
  4,200,000  Onondaga County IDA (Le Moyne College)                    5.625       12/01/2021          4,447,212
----------------------------------------------------------------------------------------------------------------
 11,500,000  Onondaga County IDA (Solvay Paperboard)                   6.800       11/01/2014         11,878,350
----------------------------------------------------------------------------------------------------------------
 67,200,000  Onondaga County IDA (Solvay Paperboard)                   7.000       11/01/2030         69,790,560
----------------------------------------------------------------------------------------------------------------
    750,000  Onondaga County IDA (Syracuse Home)                       5.200       12/01/2018            777,855
----------------------------------------------------------------------------------------------------------------
 66,449,598  Onondaga County Res Rec b                                 0.000 v     05/01/2022         28,964,715
----------------------------------------------------------------------------------------------------------------
 41,580,000  Onondaga County Res Rec                                   5.000       05/01/2015         37,441,127
----------------------------------------------------------------------------------------------------------------
    612,000  Ontario County IDA (Ontario Design)                       6.500       11/01/2005            614,099
----------------------------------------------------------------------------------------------------------------
    430,000  Orange County IDA (Adult Homes at Erie Station)           7.000       08/01/2021            426,109
----------------------------------------------------------------------------------------------------------------
  2,500,000  Orange County IDA (Arden Hill Life Care Center)           7.000       08/01/2021          2,477,375
----------------------------------------------------------------------------------------------------------------
  2,300,000  Orange County IDA (Arden Hill Life Care Center)           7.000       08/01/2031          2,250,389
----------------------------------------------------------------------------------------------------------------
  2,090,000  Orange County IDA (Arden Hill Life Care Center)           7.000       08/01/2031          2,044,919
----------------------------------------------------------------------------------------------------------------
  2,705,000  Orange County IDA (Glen Arden)                            5.625       01/01/2018          2,381,293
----------------------------------------------------------------------------------------------------------------
  5,590,000  Orange County IDA (Glen Arden)                            5.700       01/01/2028          4,578,601
----------------------------------------------------------------------------------------------------------------
  3,000,000  Orange County IDA (Kingston Manufacturing) a              8.000       11/01/2017          1,620,000
----------------------------------------------------------------------------------------------------------------
    425,000  Orange County IDA (Mental Retardation Projec t)           7.800       07/01/2011            425,425

32 | ROCHESTER FUND MUNICIPALS



  PRINCIPAL                                                                                         MARKET VALUE
     AMOUNT                                                           COUPON         MATURITY         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$ 1,715,000  Orange County IDA
             (St. Luke's Cornwall Hospital Obligated Group)            5.375%      12/01/2021    $     1,811,898
----------------------------------------------------------------------------------------------------------------
  6,330,000  Orange County IDA
             (St. Luke's Cornwall Hospital Obligated Group)            5.375       12/01/2026          6,570,287
----------------------------------------------------------------------------------------------------------------
  2,235,000  Orange County IDA
             (St. Luke's Cornwall Hospital Obligated Group)            5.375       12/01/2026          2,319,841
----------------------------------------------------------------------------------------------------------------
  7,835,000  Orange County IDA (Tuxedo Place) a                        7.000       08/01/2032          5,843,970
----------------------------------------------------------------------------------------------------------------
  2,500,000  Orange County IDA (Tuxedo Place) a                        7.000       08/01/2033          1,864,700
----------------------------------------------------------------------------------------------------------------
  2,755,000  Oswego County IDA (Bishop's Common)                       5.375       02/01/2049          2,937,023
----------------------------------------------------------------------------------------------------------------
  3,260,000  Oswego County IDA (Seneca Hill Manor)                     5.650       08/01/2037          3,550,564
----------------------------------------------------------------------------------------------------------------
  5,700,000  Otsego County IDA (Hartwick College)                      5.900       07/01/2022          5,740,470
----------------------------------------------------------------------------------------------------------------
  2,970,000  Otsego County IDA (Mary Imogene Bassett Hospital)         5.350       11/01/2020          3,143,062
----------------------------------------------------------------------------------------------------------------
 11,175,000  Peekskill IDA (Drum Hill)                                 6.375       10/01/2028          9,779,354
----------------------------------------------------------------------------------------------------------------
    692,716  Peekskill IDA (Karta)                                     9.000       07/01/2010            700,121
----------------------------------------------------------------------------------------------------------------
  4,230,000  Port Authority NY/NJ (Continental Airlines)               9.000       12/01/2006          4,290,066
----------------------------------------------------------------------------------------------------------------
  1,360,000  Port Authority NY/NJ (Continental Airlines)               9.000       12/01/2010          1,379,312
----------------------------------------------------------------------------------------------------------------
 50,460,000  Port Authority NY/NJ (Continental Airlines)               9.125       12/01/2015         51,176,532
----------------------------------------------------------------------------------------------------------------
     10,000  Port Authority NY/NJ (JFK International Air Terminal)     5.750       12/01/2025             10,957
----------------------------------------------------------------------------------------------------------------
    285,000  Port Authority NY/NJ (KIAC)                               6.750       10/01/2011            297,777
----------------------------------------------------------------------------------------------------------------
 15,320,000  Port Authority NY/NJ (KIAC)                               6.750       10/01/2019         15,666,538
----------------------------------------------------------------------------------------------------------------
  2,755,000  Poughkeepsie IDA
             (Eastman & Bixby Redevelopment Corp.)                     6.000       08/01/2032          2,947,464
----------------------------------------------------------------------------------------------------------------
  1,990,000  Putnam County IDA (Brewster Plastics)                     8.500       12/01/2016          2,064,705
----------------------------------------------------------------------------------------------------------------
  6,365,000  Rensselaer County Tobacco Asset Securitization Corp.      5.625       06/01/2035          5,806,408
----------------------------------------------------------------------------------------------------------------
  7,300,000  Rensselaer County Tobacco Asset Securitization Corp.      5.750       06/01/2043          6,750,237
----------------------------------------------------------------------------------------------------------------
      5,000  Rensselaer Hsg. Authority (Renwyck)                       7.650       01/01/2011              5,108
----------------------------------------------------------------------------------------------------------------
 20,000,000  Rensselaer Municipal Leasing Corp.
             (Rensselaer County Nursing Home)                          6.900       06/01/2024         20,439,000
----------------------------------------------------------------------------------------------------------------
  1,785,000  Riverhead IDA (Michael Reilly Design) b,d                 8.625       02/01/2012          1,558,162
----------------------------------------------------------------------------------------------------------------
    510,000  Riverhead IDA (Michael Reilly Design) b,d                 8.625       02/01/2012            445,133
----------------------------------------------------------------------------------------------------------------
  4,535,000  Riverhead IDA (Michael Reilly Design) b,d                 8.875       02/01/2032          3,967,037
----------------------------------------------------------------------------------------------------------------
 15,070,000  Rochester Hsg. Authority (Crossroads Apartments)          7.700       01/01/2017         14,887,804
----------------------------------------------------------------------------------------------------------------
  6,790,000  Rochester Museum & Science Center                         6.125       12/01/2015          6,747,087
----------------------------------------------------------------------------------------------------------------
  1,880,000  Rockland County IDA (Dominican College)                   5.900       05/01/2010          1,897,108
----------------------------------------------------------------------------------------------------------------
  5,000,000  Rockland County IDA (Dominican College)                   6.250       05/01/2028          4,983,950
----------------------------------------------------------------------------------------------------------------
    740,000  Rockland County Tobacco Asset Securitization Corp.        5.500       08/15/2025            681,429
----------------------------------------------------------------------------------------------------------------
  9,225,000  Rockland County Tobacco Asset Securitization Corp.        5.625       08/15/2035          8,413,477
----------------------------------------------------------------------------------------------------------------
 10,100,000  Rockland County Tobacco Asset Securitization Corp.        5.750       08/15/2043          9,338,258
----------------------------------------------------------------------------------------------------------------
  1,245,000  Saratoga County IDA (ARC)                                 8.400       03/01/2013          1,270,560
----------------------------------------------------------------------------------------------------------------
  3,000,000  Saratoga County IDA (Saratoga Hospital)                   5.125       12/01/2033          3,089,220
----------------------------------------------------------------------------------------------------------------
  1,635,000  Schenectady IDA (Schaffer Heights Hsg.)                   6.000       11/01/2030          1,752,867
----------------------------------------------------------------------------------------------------------------
  3,335,000  Schenectady Metroplex Devel. Authority, Series A          5.375       12/15/2021          3,501,650
----------------------------------------------------------------------------------------------------------------
    337,000  Schroon Lake Fire District a                              7.250       03/01/2009            337,179
----------------------------------------------------------------------------------------------------------------
    175,000  Scotia Hsg. Authority (Holyrood House)                    7.000       06/01/2009            178,066
----------------------------------------------------------------------------------------------------------------
    775,000  SONYMA, Series 24                                         6.125       10/01/2030            794,794
----------------------------------------------------------------------------------------------------------------
  2,475,000  SONYMA, Series 29                                         5.450       04/01/2031          2,553,086



33 | ROCHESTER FUND MUNICIPALS



STATEMENT OF INVESTMENTS  CONTINUED

  PRINCIPAL                                                                                         MARKET VALUE
     AMOUNT                                                            COUPON         MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$    15,000  SONYMA, Series 30-C2                                       5.800%      10/01/2025     $      15,268
----------------------------------------------------------------------------------------------------------------
  7,000,000  SONYMA, Series 38 RITES a                                 10.012 f     04/01/2025         7,063,910
----------------------------------------------------------------------------------------------------------------
    100,000  SONYMA, Series 54                                          6.100       10/01/2015           105,175
----------------------------------------------------------------------------------------------------------------
    140,000  SONYMA, Series 60                                          6.000       10/01/2022           147,312
----------------------------------------------------------------------------------------------------------------
     15,000  SONYMA, Series 63                                          6.125       04/01/2027            15,806
----------------------------------------------------------------------------------------------------------------
  8,290,000  SONYMA, Series 65                                          5.850       10/01/2028         8,682,780
----------------------------------------------------------------------------------------------------------------
     20,000  SONYMA, Series 66                                          5.700       10/01/2027            20,949
----------------------------------------------------------------------------------------------------------------
 19,315,000  SONYMA, Series 67                                          5.800       10/01/2028        20,441,644
----------------------------------------------------------------------------------------------------------------
  3,295,000  SONYMA, Series 69                                          5.400       10/01/2019         3,431,907
----------------------------------------------------------------------------------------------------------------
  6,265,000  SONYMA, Series 69                                          5.500       10/01/2028         6,460,656
----------------------------------------------------------------------------------------------------------------
  4,630,000  SONYMA, Series 69 RITES a                                  9.239 f     10/01/2028         4,919,190
----------------------------------------------------------------------------------------------------------------
 13,000,000  SONYMA, Series 71                                          5.400       04/01/2029        13,381,160
----------------------------------------------------------------------------------------------------------------
 10,150,000  SONYMA, Series 71 RITES a                                  9.039 f     04/01/2029        10,740,832
----------------------------------------------------------------------------------------------------------------
  5,500,000  SONYMA, Series 73 RITES a                                 15.964 f     10/01/2028         6,049,120
----------------------------------------------------------------------------------------------------------------
  1,675,000  SONYMA, Series 73-A                                        5.300       10/01/2028         1,716,808
----------------------------------------------------------------------------------------------------------------
 10,175,000  SONYMA, Series 79                                          5.300       04/01/2029        10,444,943
----------------------------------------------------------------------------------------------------------------
    135,000  SONYMA, Series 82                                          5.650       04/01/2030           143,751
----------------------------------------------------------------------------------------------------------------
  5,945,000  SONYMA, Series 97                                          5.500       04/01/2031         6,159,971
----------------------------------------------------------------------------------------------------------------
    300,000  St. Lawrence County IDA (Clarkson University)              5.125       07/01/2021           309,561
----------------------------------------------------------------------------------------------------------------
  1,315,000  St. Lawrence County IDA (Clarkson University)              5.250       07/01/2031         1,347,454
----------------------------------------------------------------------------------------------------------------
  2,370,000  St. Lawrence County IDA (Clarkson University)              5.500       07/01/2029         2,477,551
----------------------------------------------------------------------------------------------------------------
  2,805,000  St. Lawrence County IDA (Hepburn Medical Center)           5.375       12/01/2019         2,998,685
----------------------------------------------------------------------------------------------------------------
  3,595,000  St. Lawrence County IDA (Hepburn Medical Center)           5.500       12/01/2024         3,794,954
----------------------------------------------------------------------------------------------------------------
    615,000  Suffolk County IDA (ALIA--ACDS)                            7.125       06/01/2017           648,868
----------------------------------------------------------------------------------------------------------------
    400,000  Suffolk County IDA (ALIA--ACLD)                            6.375       06/01/2014           403,896
----------------------------------------------------------------------------------------------------------------
  1,310,000  Suffolk County IDA (ALIA--ACLD)                            6.500       03/01/2018         1,343,274
----------------------------------------------------------------------------------------------------------------
    745,000  Suffolk County IDA (ALIA--ACLD)                            7.500       09/01/2015           797,619
----------------------------------------------------------------------------------------------------------------
    325,000  Suffolk County IDA (ALIA--ADD)                             6.950       12/01/2014           342,391
----------------------------------------------------------------------------------------------------------------
    560,000  Suffolk County IDA (ALIA--ADD)                             7.125       06/01/2017           590,839
----------------------------------------------------------------------------------------------------------------
    505,000  Suffolk County IDA (ALIA--ADD)                             7.500       09/01/2015           540,668
----------------------------------------------------------------------------------------------------------------
  1,490,000  Suffolk County IDA (ALIA--DDI) a                           6.375       06/01/2014         1,510,383
----------------------------------------------------------------------------------------------------------------
    285,000  Suffolk County IDA (ALIA--DDI) a                           6.950       12/01/2014           300,250
----------------------------------------------------------------------------------------------------------------
    100,000  Suffolk County IDA (ALIA--DDI) a                           7.500       09/01/2015            94,440
----------------------------------------------------------------------------------------------------------------
    880,000  Suffolk County IDA (ALIA--FREE)                            6.375       06/01/2014           892,038
----------------------------------------------------------------------------------------------------------------
  2,020,000  Suffolk County IDA (ALIA--FREE)                            6.950       12/01/2014         2,128,090
----------------------------------------------------------------------------------------------------------------
  4,865,000  Suffolk County IDA (ALIA--FREE)                            7.125       06/01/2017         5,132,916
----------------------------------------------------------------------------------------------------------------
    710,000  Suffolk County IDA (ALIA--IGHL)                            6.375       06/01/2014           716,915
----------------------------------------------------------------------------------------------------------------
    690,000  Suffolk County IDA (ALIA--IGHL)                            6.950       12/01/2014           726,922
----------------------------------------------------------------------------------------------------------------
  1,295,000  Suffolk County IDA (ALIA--IGHL)                            7.125       06/01/2017         1,366,316
----------------------------------------------------------------------------------------------------------------
  1,945,000  Suffolk County IDA (ALIA--IGHL)                            7.250       12/01/2033         1,951,107
----------------------------------------------------------------------------------------------------------------
    305,000  Suffolk County IDA (ALIA--IGHL)                            7.500       09/01/2015           326,542
----------------------------------------------------------------------------------------------------------------
    420,000  Suffolk County IDA (ALIA--L.I. Head Injury Association)    6.375       06/01/2014           425,468
----------------------------------------------------------------------------------------------------------------
    820,000  Suffolk County IDA (ALIA--L.I. Head Injury Association)    6.950       12/01/2014           863,878
----------------------------------------------------------------------------------------------------------------
    300,000  Suffolk County IDA (ALIA--L.I. Head Injury Association)    7.500       09/01/2015           321,189
----------------------------------------------------------------------------------------------------------------
    695,000  Suffolk County IDA (ALIA--MCH)                             6.375       06/01/2014           701,769


34 | ROCHESTER FUND MUNICIPALS



   PRINCIPAL                                                                                          MARKET VALUE
      AMOUNT                                                            COUPON         MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
 $ 1,830,000  Suffolk County IDA (ALIA--MCH)                             6.950%      12/01/2014    $     1,927,923
------------------------------------------------------------------------------------------------------------------
   1,580,000  Suffolk County IDA (ALIA--MCH)                             7.125       06/01/2017          1,667,011
------------------------------------------------------------------------------------------------------------------
     805,000  Suffolk County IDA (ALIA--NYS ARC)                         7.500       09/01/2015            861,857
------------------------------------------------------------------------------------------------------------------
     505,000  Suffolk County IDA (ALIA--Pederson-Krag Center)            8.375       06/01/2016            527,488
------------------------------------------------------------------------------------------------------------------
     600,000  Suffolk County IDA (ALIA--SMCFS)                           7.500       09/01/2015            642,378
------------------------------------------------------------------------------------------------------------------
     770,000  Suffolk County IDA (ALIA--Suffolk Hostels)                 7.500       09/01/2015            824,385
------------------------------------------------------------------------------------------------------------------
     295,000  Suffolk County IDA (ALIA--UCPAGS)                          6.375       06/01/2014            297,873
------------------------------------------------------------------------------------------------------------------
   1,195,000  Suffolk County IDA (ALIA--UCPAGS)                          6.950       12/01/2014          1,258,944
------------------------------------------------------------------------------------------------------------------
     935,000  Suffolk County IDA (ALIA--UCPAGS)                          7.000       06/01/2016            980,170
------------------------------------------------------------------------------------------------------------------
     500,000  Suffolk County IDA (ALIA--UCPAGS)                          7.500       09/01/2015            535,315
------------------------------------------------------------------------------------------------------------------
     425,000  Suffolk County IDA (ALIA--WORCA)                           6.950       12/01/2014            447,742
------------------------------------------------------------------------------------------------------------------
     995,000  Suffolk County IDA (ALIA--WORCA)                           7.125       06/01/2017          1,049,795
------------------------------------------------------------------------------------------------------------------
     590,000  Suffolk County IDA (ALIA--WORCA)                           7.500       09/01/2015            631,672
------------------------------------------------------------------------------------------------------------------
   7,293,119  Suffolk County IDA (Camelot Village) b,d                   7.900       11/01/2031          3,615,782
------------------------------------------------------------------------------------------------------------------
     310,000  Suffolk County IDA (CCSSVD)                                7.000       04/01/2010            325,974
------------------------------------------------------------------------------------------------------------------
   2,595,000  Suffolk County IDA (CCSSVD)                                8.000       04/01/2030          2,755,760
------------------------------------------------------------------------------------------------------------------
     960,000  Suffolk County IDA (DDI) a                                 6.250       03/01/2009            928,166
------------------------------------------------------------------------------------------------------------------
   5,025,000  Suffolk County IDA (DDI) a                                 7.250       03/01/2024          4,893,747
------------------------------------------------------------------------------------------------------------------
   9,275,000  Suffolk County IDA (DDI) a                                 8.750       03/01/2023          9,552,879
------------------------------------------------------------------------------------------------------------------
   2,605,000  Suffolk County IDA (Dowling College)                       6.625       06/01/2024          2,576,111
------------------------------------------------------------------------------------------------------------------
   3,240,000  Suffolk County IDA (Dowling College)                       6.700       12/01/2020          3,246,448
------------------------------------------------------------------------------------------------------------------
     255,000  Suffolk County IDA (Federation of Organizations)           7.625       04/01/2010            259,514
------------------------------------------------------------------------------------------------------------------
   2,195,000  Suffolk County IDA (Federation of Organizations)           8.125       04/01/2030          2,285,171
------------------------------------------------------------------------------------------------------------------
   3,860,000  Suffolk County IDA (Huntington First Aid Squad)            6.650       11/01/2017          3,901,148
------------------------------------------------------------------------------------------------------------------
   3,250,000  Suffolk County IDA (Jefferson's Ferry)                     6.125       11/01/2029          3,251,268
------------------------------------------------------------------------------------------------------------------
   6,500,000  Suffolk County IDA (Jefferson's Ferry)                     7.200       11/01/2019          6,787,170
------------------------------------------------------------------------------------------------------------------
  10,000,000  Suffolk County IDA (Jefferson's Ferry)                     7.250       11/01/2028         10,434,800
------------------------------------------------------------------------------------------------------------------
   5,500,000  Suffolk County IDA (Keyspan-Port Jefferson Center)         5.250       06/01/2027          5,532,615
------------------------------------------------------------------------------------------------------------------
   3,500,000  Suffolk County IDA (Nissequogue Cogeneration Partners)     5.300       01/01/2013          3,390,555
------------------------------------------------------------------------------------------------------------------
   7,485,000  Suffolk County IDA (Nissequogue Cogeneration Partners)     5.500       01/01/2023          7,088,445
------------------------------------------------------------------------------------------------------------------
     705,000  Suffolk County IDA (OBPWC)                                 7.500       11/01/2022            713,361
------------------------------------------------------------------------------------------------------------------
   1,600,000  Suffolk County IDA (Peconic Landing Retirement Home)       8.000       10/01/2030          1,635,056
------------------------------------------------------------------------------------------------------------------
     295,000  Suffolk County IDA (Pederson-Krag Center)                  7.625       04/01/2010            305,405
------------------------------------------------------------------------------------------------------------------
   2,545,000  Suffolk County IDA (Pederson-Krag Center)                  8.125       04/01/2030          2,649,549
------------------------------------------------------------------------------------------------------------------
     185,000  Suffolk County IDA (Rainbow Chimes)                        7.000       05/01/2007            182,303
------------------------------------------------------------------------------------------------------------------
   2,210,000  Suffolk County IDA (Rainbow Chimes)                        8.000       11/01/2024          2,110,727
------------------------------------------------------------------------------------------------------------------
   1,670,000  Suffolk County IDA (Rimland Facilities) a                  3.000 v     12/01/2009          1,666,660
------------------------------------------------------------------------------------------------------------------
   5,635,000  Suffolk County IDA (United Cerebral Palsy)                 7.875       09/01/2041          5,654,497
------------------------------------------------------------------------------------------------------------------
   1,620,000  Suffolk County IDA (Windmill Village)                      5.700       12/01/2026          1,707,853
------------------------------------------------------------------------------------------------------------------
   1,305,000  Suffolk County IDA (Windmill Village)                      5.750       12/01/2031          1,379,946
------------------------------------------------------------------------------------------------------------------
     990,000  Suffolk County IDA (Wireless Boulevard Realty)             7.875       12/01/2012          1,055,142
------------------------------------------------------------------------------------------------------------------
   4,005,000  Suffolk County IDA (Wireless Boulevard Realty)             8.625       12/01/2026          4,292,118
------------------------------------------------------------------------------------------------------------------
   3,035,000  Sullivan County IDA (Center Discovery Civic Facility)      7.250       02/01/2012          3,023,862
------------------------------------------------------------------------------------------------------------------
   9,965,000  Sullivan County IDA (Center Discovery Civic Facility)      7.750       02/01/2027          9,900,825
------------------------------------------------------------------------------------------------------------------
   8,725,000  Sullivan County IDA (SCCC Dorm Corp. Civic Facility)       7.250       06/01/2027          8,782,847

35 | ROCHESTER FUND MUNICIPALS


STATEMENT OF INVESTMENTS  CONTINUED

   PRINCIPAL                                                                                          MARKET VALUE
      AMOUNT                                                            COUPON         MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     442,500  Syracuse Hsg. Authority
               (Loretto Sedgwick Heights Corp.)                          7.375%      11/01/2008     $      400,887
------------------------------------------------------------------------------------------------------------------
    6,995,000  Syracuse Hsg. Authority
               (Loretto Sedgwick Heights Corp.)                          8.500       11/01/2031          6,327,957
------------------------------------------------------------------------------------------------------------------
    6,590,000  Syracuse Hsg. Authority (LRRHCF)                          5.800       08/01/2037          7,392,267
------------------------------------------------------------------------------------------------------------------
      510,000  Syracuse Hsg. Authority (LRRHCF)                          7.500       08/01/2010            511,428
------------------------------------------------------------------------------------------------------------------
    2,435,000  Syracuse Hsg. Authority (Pavilion on James)               7.500       11/01/2042          2,380,894
------------------------------------------------------------------------------------------------------------------
      270,000  Syracuse IDA (Anoplate Corp.)                             7.250       11/01/2007            271,131
------------------------------------------------------------------------------------------------------------------
    2,195,000  Syracuse IDA (Anoplate Corp.)                             8.000       11/01/2022          2,224,633
------------------------------------------------------------------------------------------------------------------
    1,000,000  Syracuse IDA (Crouse Irving Health Hospital) a            5.375       01/01/2023            728,800
------------------------------------------------------------------------------------------------------------------
   22,295,000  Syracuse IDA (James Square)                               0.000 z     08/01/2025          5,547,442
------------------------------------------------------------------------------------------------------------------
      725,000  Syracuse IDA (Jewish Home of Central NY)                  7.375       03/01/2021            743,067
------------------------------------------------------------------------------------------------------------------
    2,050,000  Syracuse IDA (Jewish Home of Central NY)                  7.375       03/01/2031          2,087,228
------------------------------------------------------------------------------------------------------------------
    8,085,000  Syracuse IDA (Spectrum Medsystems Corp.) a,b,d            8.500       11/01/2010          1,940,400
------------------------------------------------------------------------------------------------------------------
    7,500,000  Tobacco Settlement Financing Corp. (TASC)                 5.500       06/01/2019          8,037,525
------------------------------------------------------------------------------------------------------------------
   13,775,000  Tobacco Settlement Financing Corp. (TASC)                 5.500       06/01/2021         14,675,334
------------------------------------------------------------------------------------------------------------------
   12,675,000  Tobacco Settlement Financing Corp. (TASC)                 5.500       06/01/2022         13,473,652
------------------------------------------------------------------------------------------------------------------
    3,750,000  Tompkins County IDA (Ithacare Center)                     6.200       02/01/2037          4,203,450
------------------------------------------------------------------------------------------------------------------
      125,000  Tompkins Healthcare Corp. (Reconstruction Home)          10.800       02/01/2007            140,275
------------------------------------------------------------------------------------------------------------------
       70,000  Tompkins Healthcare Corp. (Reconstruction Home)          10.800       02/01/2028             80,009
------------------------------------------------------------------------------------------------------------------
      655,000  Tonawanda SCHC                                            6.500       12/01/2010            669,390
------------------------------------------------------------------------------------------------------------------
   10,000,000  Triborough Bridge & Tunnel Authority                      5.000       01/01/2032         10,194,800
------------------------------------------------------------------------------------------------------------------
   10,050,000  Triborough Bridge & Tunnel Authority                      5.125       01/01/2031         10,369,289
------------------------------------------------------------------------------------------------------------------
    8,265,000  Triborough Bridge & Tunnel Authority RITES a              14.786 f    01/01/2027          9,019,595
------------------------------------------------------------------------------------------------------------------
    4,190,000  Triborough Bridge & Tunnel Authority RITES a              14.820 f    01/01/2032          4,583,776
------------------------------------------------------------------------------------------------------------------
    1,035,000  TSASC, Inc. (TFABs)                                       5.500       07/15/2024          1,024,050
------------------------------------------------------------------------------------------------------------------
      200,000  TSASC, Inc. (TFABs)                                       5.600       07/15/2014            207,442
------------------------------------------------------------------------------------------------------------------
   12,940,000  TSASC, Inc. (TFABs)                                       5.750       07/15/2032         12,975,067
------------------------------------------------------------------------------------------------------------------
      195,000  TSASC, Inc. (TFABs)                                       6.250       07/15/2027            200,353
------------------------------------------------------------------------------------------------------------------
   71,660,000  TSASC, Inc. (TFABs)                                       6.250       07/15/2034         73,627,067
------------------------------------------------------------------------------------------------------------------
  128,225,000  TSASC, Inc. (TFABs)                                       6.375       07/15/2039        132,607,731
------------------------------------------------------------------------------------------------------------------
       45,000  Tupper Lake HDC                                           8.125       10/01/2010             45,522
------------------------------------------------------------------------------------------------------------------
      995,000  UCP/HCA of Chemung County                                 6.600       08/01/2022          1,126,221
------------------------------------------------------------------------------------------------------------------
      725,000  Ulster County IDA (Benedictine Hospital)                  6.400       06/01/2014            700,046
------------------------------------------------------------------------------------------------------------------
    1,945,000  Ulster County IDA (Benedictine Hospital)                  6.450       06/01/2024          1,782,301
------------------------------------------------------------------------------------------------------------------
    1,880,000  Ulster County IDA (Brooklyn Bottling)                     8.600       06/30/2022          1,906,546
------------------------------------------------------------------------------------------------------------------
    4,000,000  Ulster County IDA (Kingston Hospital)                     5.650       11/15/2024          4,119,240
------------------------------------------------------------------------------------------------------------------
    1,465,000  Ulster County IDA (Mid-Hudson Family Health Services)     5.350       07/01/2023          1,525,695
------------------------------------------------------------------------------------------------------------------
    2,000,000  Ulster County Tobacco Asset Securitization Corp. b        0.000 v     06/01/2025          1,915,460
------------------------------------------------------------------------------------------------------------------
    2,635,000  Ulster County Tobacco Asset Securitization Corp. b        0.000 v     06/01/2040          1,719,759
------------------------------------------------------------------------------------------------------------------
    2,650,000  Ulster County Tobacco Asset Securitization Corp.          6.000       06/01/2040          2,567,294
------------------------------------------------------------------------------------------------------------------
    2,470,000  Union Hsg. Authority (Methodist Homes)                    7.625       11/01/2016          2,537,752
------------------------------------------------------------------------------------------------------------------
    1,875,000  Union Hsg. Authority (Methodist Homes)                    8.500       04/01/2012          1,939,144
------------------------------------------------------------------------------------------------------------------
      795,000  United Nations Devel. Corp., Series B                     5.500       07/01/2017            795,644
------------------------------------------------------------------------------------------------------------------
   20,280,000  United Nations Devel. Corp., Series B                     5.600       07/01/2026         20,295,413
------------------------------------------------------------------------------------------------------------------
   17,160,000  United Nations Devel. Corp., Series C                     5.600       07/01/2026         17,168,752

36 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL                                                                                         MARKET VALUE
      AMOUNT                                                           COUPON         MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     25,000  Upper Mohawk Valley Regional Water
              Finance Authority                                         5.125%      10/01/2026       $     25,670
-----------------------------------------------------------------------------------------------------------------
     500,000  Utica GO                                                  6.100       01/15/2013            567,595
-----------------------------------------------------------------------------------------------------------------
   3,550,000  Utica IDA (Utica College Civic Facility)                  6.850       12/01/2031          3,584,009
-----------------------------------------------------------------------------------------------------------------
   8,440,000  Warren & Washington Counties IDA
              (Adirondack Res Rec)                                      8.000       12/15/2012          7,751,718
-----------------------------------------------------------------------------------------------------------------
   8,645,000  Warren & Washington Counties IDA
              (Adirondack Res Rec)                                      8.200       12/15/2010          8,019,707
-----------------------------------------------------------------------------------------------------------------
   8,965,000  Warren & Washington Counties IDA
              (Adirondack Res Rec)                                      8.200       12/15/2010          8,316,562
-----------------------------------------------------------------------------------------------------------------
   2,925,000  Wayne County IDA (ARC)                                    8.375       03/01/2018          2,968,202
-----------------------------------------------------------------------------------------------------------------
   7,195,000  Westchester County IDA (Ardsley Hsg.)                     7.900       11/01/2044          7,044,696
-----------------------------------------------------------------------------------------------------------------
   3,145,000  Westchester County IDA (Ardsley Hsg.)                     7.900       11/01/2044          3,162,958
-----------------------------------------------------------------------------------------------------------------
   6,330,000  Westchester County IDA (Ardsley Hsg.)                     7.900       11/01/2044          6,366,144
-----------------------------------------------------------------------------------------------------------------
   3,590,000  Westchester County IDA (Ardsley Hsg.)                     7.900       11/01/2044          3,610,750
-----------------------------------------------------------------------------------------------------------------
   8,470,000  Westchester County IDA (Ardsley Hsg.)                     7.900       11/01/2044          8,518,957
-----------------------------------------------------------------------------------------------------------------
   8,115,000  Westchester County IDA (Ardsley Hsg.) w                   7.900       11/01/2044          8,161,337
-----------------------------------------------------------------------------------------------------------------
   6,290,000  Westchester County IDA (Ardsley Hsg.) w                   7.900       11/01/2044          6,325,916
-----------------------------------------------------------------------------------------------------------------
   6,865,000  Westchester County IDA (Ardsley Hsg.) w                   7.900       11/01/2044          6,904,199
-----------------------------------------------------------------------------------------------------------------
   1,870,000  Westchester County IDA (Beth Abraham Hospital)            8.375       12/01/2025          1,968,605
-----------------------------------------------------------------------------------------------------------------
   4,720,000  Westchester County IDA (Childrens Village)                6.000       06/01/2022          4,745,110
-----------------------------------------------------------------------------------------------------------------
   1,101,600  Westchester County IDA (Clearview School)                 9.375       01/01/2021          1,142,414
-----------------------------------------------------------------------------------------------------------------
   2,000,000  Westchester County IDA (Hebrew Hospital Senior Hsg.)      7.375       07/01/2030          2,098,420
-----------------------------------------------------------------------------------------------------------------
   1,560,000  Westchester County IDA (JDAM)                             6.750       04/01/2016          1,639,030
-----------------------------------------------------------------------------------------------------------------
   3,250,000  Westchester County IDA (Lawrence Hospital)                5.000       01/01/2028          3,129,133
-----------------------------------------------------------------------------------------------------------------
     800,000  Westchester County IDA (Lawrence Hospital)                5.125       01/01/2018            811,544
-----------------------------------------------------------------------------------------------------------------
   1,275,000  Westchester County IDA
              (Living Independently for the Elderly)                    5.375       08/20/2021          1,361,891
-----------------------------------------------------------------------------------------------------------------
   3,035,000  Westchester County IDA
              (Living Independently for the Elderly)                    5.400       08/20/2032          3,188,085
-----------------------------------------------------------------------------------------------------------------
   1,675,000  Westchester County IDA (Rippowam-Cisqua School)           5.750       06/01/2029          1,714,463
-----------------------------------------------------------------------------------------------------------------
   1,000,000  Westchester County IDA (Schnurmacher Center)              6.500       11/01/2013          1,004,570
-----------------------------------------------------------------------------------------------------------------
   1,710,000  Westchester County IDA (Schnurmacher Center)              6.500       11/01/2033          1,719,251
-----------------------------------------------------------------------------------------------------------------
      85,000  Westchester County IDA (Westchester Airport)              5.950       08/01/2024             86,186
-----------------------------------------------------------------------------------------------------------------
   2,500,000  Westchester County IDA (Winward School)                   5.250       10/01/2031          2,590,725
-----------------------------------------------------------------------------------------------------------------
  76,375,000  Westchester County Tobacco Asset Securitization Corp. b   0.000 v     07/15/2039         56,490,769
-----------------------------------------------------------------------------------------------------------------
   1,565,000  Yates County IDA (Keuka College)                          8.750       08/01/2015          1,943,370
-----------------------------------------------------------------------------------------------------------------
   3,825,000  Yates County IDA (SSMH)                                   5.650       02/01/2039          4,223,680
-----------------------------------------------------------------------------------------------------------------
  15,175,000  Yonkers IDA (Community Devel. Properties)                 6.625       02/01/2026         16,205,686
-----------------------------------------------------------------------------------------------------------------
   4,685,000  Yonkers IDA (Hudson Scenic Studio)                        6.625       11/01/2019          4,687,717
-----------------------------------------------------------------------------------------------------------------
   1,590,000  Yonkers IDA (Philipsburgh Hall Associates)                7.500       11/01/2030          1,580,667
-----------------------------------------------------------------------------------------------------------------
   2,500,000  Yonkers IDA (St. John's Riverside Hospital)               7.125       07/01/2031          2,512,300
-----------------------------------------------------------------------------------------------------------------
   3,270,000  Yonkers IDA (St. Joseph's Hospital)                       8.500       12/30/2013          3,362,345
-----------------------------------------------------------------------------------------------------------------
   2,200,000  Yonkers IDA (St. Joseph's Hospital), Series  98-A         6.150       03/01/2015          1,944,536
-----------------------------------------------------------------------------------------------------------------
   2,100,000  Yonkers IDA (St. Joseph's Hospital), Series  98-B         6.150       03/01/2015          1,856,148
-----------------------------------------------------------------------------------------------------------------
   1,000,000  Yonkers IDA (St. Joseph's Hospital), Series  98-C         6.200       03/01/2020            840,690


37 | ROCHESTER FUND MUNICIPALS


STATEMENT OF INVESTMENTS  CONTINUED

   PRINCIPAL                                                                                         MARKET VALUE
      AMOUNT                                                           COUPON         MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  3,375,000  Yonkers IDA (Westchester School)                          8.750%      12/30/2023    $     3,546,653
-----------------------------------------------------------------------------------------------------------------
     800,000  Yonkers Parking Authority                                 6.000       06/15/2018            838,360
-----------------------------------------------------------------------------------------------------------------
   1,215,000  Yonkers Parking Authority                                 6.000       06/15/2024          1,249,093
-----------------------------------------------------------------------------------------------------------------
     150,000  Yonkers Parking Authority                                 7.750       12/01/2004            152,339
                                                                                                  ---------------
                                                                                                    5,315,095,230
-----------------------------------------------------------------------------------------------------------------
 U.S. POSSESSIONS--9.6%
     500,000  American Samoa Power Authority                            7.000       09/01/2004            516,235
-----------------------------------------------------------------------------------------------------------------
   2,460,000  Guam EDA (Royal Socio Apartments) b,d                     9.500       11/01/2018          2,235,476
-----------------------------------------------------------------------------------------------------------------
     290,000  Guam Power Authority, Series A                            5.250       10/01/2023            272,499
-----------------------------------------------------------------------------------------------------------------
  20,000,000  Guam Power Authority, Series A                            5.250       10/01/2034         18,194,800
-----------------------------------------------------------------------------------------------------------------
   1,000,000  Northern Mariana Islands, Series A                        6.000       06/01/2020          1,068,110
-----------------------------------------------------------------------------------------------------------------
   8,155,000  Northern Mariana Islands, Series A                        6.250       03/15/2028          8,348,763
-----------------------------------------------------------------------------------------------------------------
  19,685,000  Northern Mariana Islands, Series A                        6.600       03/15/2028         21,167,281
-----------------------------------------------------------------------------------------------------------------
  10,000,000  Northern Mariana Islands, Series A                        7.375       06/01/2030         10,338,700
-----------------------------------------------------------------------------------------------------------------
   2,000,000  Puerto Rico Children's Trust Fund (TASC)                  5.625       05/15/2043          1,876,480
-----------------------------------------------------------------------------------------------------------------
      35,000  Puerto Rico Electric Power Authority                      5.375       07/01/2030             36,804
-----------------------------------------------------------------------------------------------------------------
     750,000  Puerto Rico HBFA                                          6.250       04/01/2029            777,735
-----------------------------------------------------------------------------------------------------------------
     125,000  Puerto Rico HFC                                           5.100       12/01/2018            130,219
-----------------------------------------------------------------------------------------------------------------
   2,140,000  Puerto Rico HFC                                           5.500       12/01/2023          2,248,798
-----------------------------------------------------------------------------------------------------------------
      10,000  Puerto Rico HFC                                           7.300       10/01/2006             10,032
-----------------------------------------------------------------------------------------------------------------
     140,000  Puerto Rico HFC                                           7.500       10/01/2015            140,241
-----------------------------------------------------------------------------------------------------------------
   3,495,000  Puerto Rico HFC                                           7.500       04/01/2022          3,639,169
-----------------------------------------------------------------------------------------------------------------
   7,000,000  Puerto Rico Highway & Transportation Authority            5.000       07/01/2028          7,126,140
-----------------------------------------------------------------------------------------------------------------
  37,190,000  Puerto Rico Highway & Transportation Authority,
              Series G                                                  5.000       07/01/2033         37,908,511
-----------------------------------------------------------------------------------------------------------------
  54,000,000  Puerto Rico Highway & Transportation Authority,
              Series G                                                  5.000       07/01/2042         54,541,080
-----------------------------------------------------------------------------------------------------------------
     575,000  Puerto Rico Infrastructure                                7.500       07/01/2009            590,094
-----------------------------------------------------------------------------------------------------------------
   1,080,000  Puerto Rico ITEMECF (Ana G. Mendez University)            5.375       02/01/2019          1,116,893
-----------------------------------------------------------------------------------------------------------------
   1,575,000  Puerto Rico ITEMECF (Ana G. Mendez University)            5.375       12/01/2021          1,620,045
-----------------------------------------------------------------------------------------------------------------
   5,750,000  Puerto Rico ITEMECF (Ana G. Mendez University)            5.375       02/01/2029          5,790,078
-----------------------------------------------------------------------------------------------------------------
   6,315,000  Puerto Rico ITEMECF (Ana G. Mendez University)            5.500       12/01/2031          6,374,740
-----------------------------------------------------------------------------------------------------------------
  42,800,000  Puerto Rico ITEMECF (Congeneration Facilities)            6.625       06/01/2026         44,621,140
-----------------------------------------------------------------------------------------------------------------
   3,520,000  Puerto Rico ITEMECF (Mennonite General Hospital)          5.625       07/01/2017          3,019,139
-----------------------------------------------------------------------------------------------------------------
     985,000  Puerto Rico ITEMECF (Mennonite General Hospital)          5.625       07/01/2027            777,864
-----------------------------------------------------------------------------------------------------------------
   8,735,000  Puerto Rico ITEMECF (Mennonite General Hospital)          6.500       07/01/2018          8,006,763
-----------------------------------------------------------------------------------------------------------------
  12,340,000  Puerto Rico ITEMECF (Mennonite General Hospital)          6.500       07/01/2026         10,887,335
-----------------------------------------------------------------------------------------------------------------
     750,000  Puerto Rico ITEMECF (Ryder Memorial Hospital)             6.400       05/01/2009            767,213
-----------------------------------------------------------------------------------------------------------------
   2,450,000  Puerto Rico ITEMECF (Ryder Memorial Hospital)             6.600       05/01/2014          2,478,175
-----------------------------------------------------------------------------------------------------------------
   5,250,000  Puerto Rico ITEMECF (Ryder Memorial Hospital)             6.700       05/01/2024          5,253,833
-----------------------------------------------------------------------------------------------------------------
   7,000,000  Puerto Rico ITEMECF
              (San Lucas & Cristo Redentor Hospitals)                   5.750       06/01/2029          5,354,090
-----------------------------------------------------------------------------------------------------------------
     500,000  Puerto Rico ITEMECF (University of the Sacred Heart)      5.250       09/01/2021            519,945
-----------------------------------------------------------------------------------------------------------------
   8,000,000  Puerto Rico ITEMECF (University of the Sacred Heart)      5.250       09/01/2031          8,189,440
-----------------------------------------------------------------------------------------------------------------
   1,000,000  Puerto Rico Port Authority (American Airlines), Series A  6.250       06/01/2026            654,770
-----------------------------------------------------------------------------------------------------------------
  12,470,000  Puerto Rico Port Authority (American Airlines), Series A  6.300       06/01/2023          8,166,728


38 | ROCHESTER FUND MUNICIPALS


   PRINCIPAL                                                                                            MARKET VALUE
      AMOUNT                                                                COUPON         MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$    445,000  Puerto Rico Public Buildings Authority                         5.375%      07/01/2033   $      465,693
--------------------------------------------------------------------------------------------------------------------
   3,418,990  Puerto Rico Public Buildings Authority Computer Lease a        6.528       05/01/2004        3,410,784
--------------------------------------------------------------------------------------------------------------------
 182,410,000  Puerto Rico Public Finance Corp., Series E                     5.500       08/01/2029      192,686,979
--------------------------------------------------------------------------------------------------------------------
     262,428  Puerto Rico San Sebastian Garage Lease a,d                    10.000       09/16/2005          267,461
--------------------------------------------------------------------------------------------------------------------
   2,040,000  University of V.I., Series A                                   6.250       12/01/2029        2,206,668
--------------------------------------------------------------------------------------------------------------------
   1,250,000  V.I. Government Refinery Facilities (Hovensa Coker)            6.500       07/01/2021        1,308,188
--------------------------------------------------------------------------------------------------------------------
      45,000  V.I. Hsg. Finance Authority, Series A                          6.450       03/01/2016           46,472
--------------------------------------------------------------------------------------------------------------------
   4,000,000  V.I. Public Finance Authority (Gross Receipts Taxes Loan)      5.000       10/01/2031        4,011,240
--------------------------------------------------------------------------------------------------------------------
  27,733,000  V.I. Public Finance Authority (Hovensa Coker)                  6.500       07/01/2021       28,980,430
--------------------------------------------------------------------------------------------------------------------
   8,000,000  V.I. Public Finance Authority (Hovensa Refinery)               6.125       07/01/2022        8,184,240
--------------------------------------------------------------------------------------------------------------------
   4,510,000  V.I. Public Finance Authority Computer Lease a                 6.250       01/01/2005        4,628,839
--------------------------------------------------------------------------------------------------------------------
   1,000,000  V.I. Public Finance Authority, Series A                        5.500       10/01/2018        1,030,660
--------------------------------------------------------------------------------------------------------------------
  16,220,000  V.I. Public Finance Authority, Series A                        5.500       10/01/2022       16,469,626
--------------------------------------------------------------------------------------------------------------------
   7,500,000  V.I. Public Finance Authority, Series A                        5.625       10/01/2025        7,646,775
--------------------------------------------------------------------------------------------------------------------
      50,000  V.I. Public Finance Authority, Series A                        5.625       10/01/2025           51,795
--------------------------------------------------------------------------------------------------------------------
   3,830,000  V.I. Public Finance Authority, Series E                        6.000       10/01/2022        3,898,595
--------------------------------------------------------------------------------------------------------------------
   1,575,000  V.I. Water & Power Authority                                   5.300       07/01/2018        1,586,781
--------------------------------------------------------------------------------------------------------------------
   3,515,000  V.I. Water & Power Authority                                   5.300       07/01/2021        3,478,268
--------------------------------------------------------------------------------------------------------------------
   2,500,000  V.I. Water & Power Authority                                   5.500       07/01/2017        2,526,450
                                                                                                      --------------
                                                                                                         567,651,302

--------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $5,832,625,665)--99.5%                                              5,882,746,532
--------------------------------------------------------------------------------------------------------------------
 OTHER ASSETS NET OF LIABILITIES--0.5                                                                     28,948,361
                                                                                                      --------------
 NET ASSETS--100.0%                                                                                   $5,911,694,893
                                                                                                      ==============



FOOTNOTES TO STATEMENT OF INVESTMENTS

A. Identifies issues considered to be illiquid. See Note 5 of Notes to Financial Statements.
B. Non-income producing security.
D. Issue is in default. See Note 1 of Notes to Financial Statements.
F. Represents the current interest rate for a variable rate bond known as an "inverse floater". See Note 1 of Notes to Financial Statements.
V. Represents the current interest rate for a variable or increasing rate security.
W. When-issued security to be delivered and settled after December 31, 2003. See
Note 1 of Notes to Financial Statements.
Z. Represents a zero coupon bond.


39 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO ABBREVIATIONS  DECEMBER 31, 2003
--------------------------------------------------------------------------------
TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS      Association for Children with Down Syndrome
ACLD      Adults and Children with Learning and Developmental Disabilities
ADD       Aid to the Developmentally Disabled
ALIA      Alliance of Long Island Agencies
ARC       Association of Retarded Citizens
ASMF      Amsterdam Sludge Management Facility
BID       Business Improvement District
CCSSVD    Central Council of the Society of St.Vincent dePaul
CFGA      Child and Family Guidance Association
CNGCS     Central Nassau Guidance and Counseling Services
COP       Certificates of Participation
CSD       Central School District
CSMR      Community Services for the Mentally Retarded
Con Ed    Consolidated Edison Company
DA        Dormitory Authority
DDI       Developmental Disabilities Institute
DIAMONDS  Direct Investment of Accrued Municipals
EDA       Economic Development Authority
EFC       Environmental Facilities Corporation
EHC       Elderly Housing Corporation
ERDA      Energy Research and Development Authority
FHA       Federal Housing Authority
FREE      Family Residences and Essential Enterprises
GJSR      Gurwin Jewish Senior Residences
GO        General Obligation
HBFA      Housing Bank and Finance Agency
HDC       Housing Development Corporation
HELP      Homeless Economic Loan Program
HFA       Housing Finance Agency
HFC       Housing Finance Corporation
HH        Harmony Heights, Inc.
HHS       Harmony Heights School
HJDOI     Hospital for Joint Diseases Orthopaedic Institute
IDA       Industrial Development Agency
IFA       Interim Finance Authority
IGHL      Independent Group Home for Living
INFLOS    Inverse Floating Rate Securities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JCC       Jewish Community Center
JDAM      Julia Dyckman Andrus Memorial
LEVRRS    Leveraged Reverse Rate Security
LGSC      Local Government Services Corporation
L.I.      Long Island
LILCO     Long Island Lighting Corporation
LRRHCF    Loretto Rest Residential Health Care Facility
LVH       Little Village House
MCH       Maryhaven Center of Hope
MSH       Mount Sinai Hospital
MSH/NYU   Mount Sinai Hospital/New York University
MTA       Metropolitan Transportation Authority
NH&HC     Nursing Home and Health Care
NIMO      Niagara Mohawk Power Corporation
NY/NJ     New York/New Jersey
NYC       New York City
NYS       New York State
NYSEG     New York State Electric and Gas
NYU       New York University
OBPWC     Ocean Bay Park Water Corporation
PRFF      Puerto Rican Family Foundation
RG&E      Rochester Gas and Electric
RIBS      Residual Interest Bonds
RIT       Rochester Institute of Technology
RITES     Residual Interest Tax Exempt Security
Res Rec   Resource Recovery Facility
SCCC      Sullivan County Community College
SCHC      Senior Citizen Housing Corporation
SCSB      Schuyler Community Services Board
SLCD      School for Language and Communication Development
SMCFS     St. Mary's Children and Family Services
SONYMA    State of New York Mortgage Agency
SSMH      Soldiers and Sailors Memorial Hospital
SUNY      State University of New York
TASC      Tobacco Settlement Asset-Backed Bonds
TFA       Transitional Finance Authority
TFABs     Tobacco Flexible Amortization Bonds
UCPAGS    United Cerebral Palsy Association of Greater Suffolk
UCP/HCA   United Cerebral Palsy and Handicapped Children's Association
UDC       Urban Development Corporation
VDRNS     Variable Demand Rate Notes
V.I.      United States Virgin Islands
WORCA     Working Organization for Retarded Children and Adults
WWH       Wyandach/Wheatley Heights
YMCA      Young Men's Christian Association

40 | ROCHESTER FUND MUNICIPALS

----------------------------------------------------------------------------
 INDUSTRY CONCENTRATIONS  DECEMBER 31, 2003
----------------------------------------------------------------------------
 DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:
 INDUSTRY                                     MARKET VALUE          PERCENT
----------------------------------------------------------------------------
 Hospital/Health Care                       $  727,476,022             12.4%
 Tobacco Settlements                           600,333,533             10.2
 Electric Utilities                            558,981,797              9.5
 Highways/Railways                             495,961,618              8.4
 Airlines                                      467,264,490              7.9
 Multifamily Housing                           334,881,048              5.7
 Adult Living Facilities                       320,772,750              5.5
 General Obligation                            306,818,818              5.2
 Higher Education                              252,965,273              4.3
 Not-for-Profit Organization                   248,988,948              4.2
 Sales Tax Revenue                             243,153,132              4.1
 Water Utilities                               209,000,085              3.6
 Paper, Containers & Packaging                 169,331,269              2.9
 Resource Recovery                             134,218,431              2.3
 Municipal Leases                              128,858,773              2.2
 Education                                     113,295,736              1.9
 Single Family Housing                         106,544,081              1.8
 Manufacturing, Non-Durable Goods              103,955,787              1.8
 Manufacturing, Durable Goods                   94,716,254              1.6
 Marine/Aviation Facilities                     83,656,190              1.4
 Special Assessment                             76,860,246              1.3
 Gas Utilities                                  34,084,667              0.6
 Pollution Control                              30,988,739              0.5
 Parking Fee Revenue                            27,890,586              0.5
 Hotels, Restaurants & Leisure                  11,748,259              0.2
                                            --------------------------------
 Total                                      $5,882,746,532            100.0%
                                            ================================

----------------------------------------------------------------------------
 SUMMARY OF RATINGS  DECEMBER 31, 2003
----------------------------------------------------------------------------
 DISTRIBUTION OF INVESTMENTS BY RATING CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:
 RATINGS                                                            PERCENT
----------------------------------------------------------------------------
 AAA                                                                   10.0%
 AA                                                                    14.8
 A                                                                     20.9
 BBB                                                                   30.0
 BB                                                                     4.0
 B                                                                      0.3
 CCC                                                                    6.5
 CC                                                                     0.0
 C                                                                      0.0
 D                                                                      0.0
 Not Rated                                                             13.5
                                                                      ------
 Total                                                                100.0%
                                                                      ======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

41 | ROCHESTER FUND MUNICIPALS


STATEMENT OF ASSETS AND LIABILITIES  DECEMBER 31, 2003
-------------------------------------------------------------------------------------------------
 ASSETS
-------------------------------------------------------------------------------------------------
 Investments, at value (cost $5,832,625,665)--see accompanying statement          $5,882,746,532
-------------------------------------------------------------------------------------------------
 Cash                                                                                  1,705,743
-------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest                                                                            107,458,783
 Shares of beneficial interest sold                                                    8,419,127
 Investments sold                                                                     29,790,095
 Other                                                                                    49,435
                                                                                  ---------------
 Total assets                                                                      6,030,169,715

-------------------------------------------------------------------------------------------------
 LIABILITIES
-------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Notes payable to bank (interest rate 1.750% at December 31, 2003)                    54,400,000
 Investments purchased (including $52,515,000 purchased on a when-issued
 or forward commitment basis)                                                         53,074,364
 Shares of beneficial interest redeemed                                                6,969,141
 Distribution and service plan fees                                                    2,586,204
 Trustees' compensation                                                                  939,635
 Transfer and shareholder servicing agent fees                                           226,632
 Shareholder reports                                                                     133,758
 Other                                                                                   145,088
                                                                                -----------------
 Total liabilities                                                                   118,474,822

-------------------------------------------------------------------------------------------------
 Net Assets                                                                       $5,911,694,893
                                                                                  ===============

-------------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------
 Paid-in capital                                                                  $6,021,275,251
-------------------------------------------------------------------------------------------------
 Accumulated net investment income                                                    13,550,832
-------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments                                       (173,252,057)
-------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                           50,120,867
-------------------------------------------------------------------------------------------------
 NET ASSETS                                                                       $5,911,694,893
                                                                                  ===============




42 | ROCHESTER FUND MUNICIPALS


---------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $4,228,426,701 and 240,038,842 shares of beneficial interest outstanding)      $17.62
 Maximum offering price per share (net asset value plus sales charge of
 4.75% of offering price)                                                       $18.50
---------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $1,231,370,642 and 69,956,316 shares of beneficial interest outstanding)       $17.60
---------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $442,811,686
 and 25,166,911 shares of beneficial interest outstanding)                      $17.59
---------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net
 assets of $9,085,864 and 515,846 shares of beneficial interest outstanding)    $17.61



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


43 | ROCHESTER FUND MUNICIPALS

STATEMENT OF OPERATIONS  FOR THE YEAR ENDED DECEMBER 31, 2003
-------------------------------------------------------------------------------------------------
 INVESTMENT INCOME
-------------------------------------------------------------------------------------------------
 Interest                                                                           $418,077,126

-------------------------------------------------------------------------------------------------
 EXPENSES
-------------------------------------------------------------------------------------------------
 Management fees                                                                      26,976,540
-------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                               5,974,356
 Class B                                                                              12,595,749
 Class C                                                                               4,363,839
-------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                               1,801,877
 Class B                                                                                 732,655
 Class C                                                                                 244,764
 Class Y                                                                                  10,134
-------------------------------------------------------------------------------------------------
 Accounting service fees                                                               1,745,069
-------------------------------------------------------------------------------------------------
 Interest expense                                                                        656,728
-------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                             436,582
-------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                  297,563
-------------------------------------------------------------------------------------------------
 Shareholder reports                                                                     160,594
-------------------------------------------------------------------------------------------------
 Other                                                                                   174,306
                                                                                    -------------
 Total expenses                                                                       56,170,756
 Less reduction to custodian expenses                                                    (14,215)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class A          (4,132)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class B            (499)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class C            (193)
                                                                                    -------------
 Net expenses                                                                         56,151,717


-------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                               361,925,409


-------------------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------------
 Net realized loss on investments                                                    (67,477,223)
-------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on investments                 134,767,140

-------------------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $429,215,326
                                                                                    =============

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


44 | ROCHESTER FUND MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS


 YEAR ENDED DECEMBER 31,                                         2003                 2002
-------------------------------------------------------------------------------------------
 OPERATIONS
-------------------------------------------------------------------------------------------
 Net investment income                                 $  361,925,409       $  358,453,248
-------------------------------------------------------------------------------------------
 Net realized gain (loss)                                 (67,477,223)           4,858,580
-------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)     134,767,140          (67,362,355)
                                                       ------------------------------------
 Net increase in net assets resulting from operations     429,215,326          295,949,473

-------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                 (264,497,024)        (262,145,612)
 Class B                                                  (70,438,857)         (66,778,356)
 Class C                                                  (24,428,144)         (24,126,061)
 Class Y                                                     (743,767)            (758,014)

-------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                 (121,893,999)         266,560,700
 Class B                                                 (123,811,036)         197,188,318
 Class C                                                  (32,773,952)          47,416,054
 Class Y                                                   (3,100,020)                  --

-------------------------------------------------------------------------------------------
 NET ASSETS
-------------------------------------------------------------------------------------------
 Total increase (decrease)                               (212,471,473)         453,306,502
-------------------------------------------------------------------------------------------
 Beginning of period                                    6,124,166,366        5,670,859,864
                                                       ------------------------------------
 End of period [including accumulated net investment
 income of $13,550,832 and $11,733,215, respectively]  $5,911,694,893       $6,124,166,366
                                                       ====================================



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


45 | ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS


 CLASS A   YEAR ENDED DECEMBER 31,                    2003        2002         2001          2000          1999
--------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period               $17.38      $17.52       $17.67        $16.78        $18.81
--------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                1.11        1.08         1.06          1.04          1.04
 Net realized and unrealized gain (loss)               .23        (.15)        (.17)          .89         (2.03)
                                                    ----------------------------------------------------------------
 Total from investment operations                     1.34         .93          .89          1.93          (.99)
--------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                (1.10)      (1.07)       (1.04)        (1.04)        (1.04)
--------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $17.62      $17.38       $17.52        $17.67        $16.78
                                                    ================================================================

--------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                   8.12%       5.46%        5.14%        11.93%        (5.51)%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in millions)            $4,228      $4,299       $4,073        $3,536        $3,288
--------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                   $4,100      $4,292       $3,893        $3,341        $3,559
--------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                6.49%       6.18%        5.97%         6.07%         5.78%
 Total expenses                                       0.71%       0.72%        0.72%         0.78%         0.77%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                    N/A 3,4    0.71% 4,5    0.70% 4,5     0.74% 4,5     0.73% 4,5
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                18%         29%          11%           26%           30%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Voluntary waiver of transfer agent fees less than 0.01%.
4. Reduction to custodian expenses less than 0.01%.
5. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


46 | ROCHESTER FUND MUNICIPALS



CLASS B   YEAR ENDED DECEMBER 31,                  2003      2002          2001         2000         1999
--------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period            $17.36    $17.51        $17.66       $16.77       $18.79
--------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                              .96       .93           .91          .89          .89
 Net realized and unrealized gain (loss)            .23      (.16)         (.17)         .90        (2.03)
                                                 -------------------------------------------------------------
 Total from investment operations                  1.19       .77           .74         1.79        (1.14)
--------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to sha reholders:
 Dividends from net investment income              (.95)     (.92)         (.89)        (.90)        (.88)
--------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $17.60    $17.36        $17.51       $17.66       $16.77
                                                 =============================================================

--------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                7.19%     4.50%         4.25%       10.98%       (6.27)%
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in millions)         $1,231    $1,342        $1,157         $803         $673
--------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                $1,259    $1,275        $  997         $711         $635
--------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                             5.62%     5.32%         5.10%        5.19%        4.91%
 Total expenses                                    1.58%     1.58%         1.58%        1.65%        1.64%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                 N/A 3,4  1.57% 4,5     1.56% 4,5    1.60% 4,5    1.59% 4,5
--------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             18%       29%           11%          26%          30%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Voluntary waiver of transfer agent fees less than 0.01%.
4. Reduction to custodian expenses less than 0.01%.
5. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


47 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS  CONTINUED


CLASS C  YEAR ENDED DECEMBER 31,                           2003      2002         2001        2000        1999
--------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                    $17.36    $17.50       $17.66      $16.76      $18.79
--------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                      .96       .93          .91         .89         .89
 Net realized and unrealized gain (loss)                    .22      (.15)        (.18)        .91       (2.04)
                                                         -----------------------------------------------------------
 Total from investment operations                          1.18       .78          .73        1.80       (1.15)
--------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      (.95)     (.92)        (.89)       (.90)       (.88)
--------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $17.59    $17.36       $17.50      $17.66      $16.76
                                                         ===========================================================

--------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                        7.14%     4.57%        4.19%      11.06%      (6.32)%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in millions)                   $443      $471         $429        $259        $220
--------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                          $436      $460         $356        $225        $221
--------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                     5.62%     5.32%        5.09%       5.20%       4.92%
 Total expenses                                            1.58%     1.58%        1.57%       1.63%       1.63%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                         N/A 3,4  1.57% 4,5    1.55% 4,5   1.59% 4,5   1.58% 4,5
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     18%       29%          11%         26%         30%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Voluntary waiver of transfer agent fees less than 0.01%.
4. Reduction to custodian expenses less than 0.01%.
5. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


48 | ROCHESTER FUND MUNICIPALS



CLASS Y  YEAR ENDED DECEMBER 31,                       2003         2002          2001        2000 1
----------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                $17.38       $17.52        $17.67        $16.88
----------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                 1.14         1.10          1.08           .70
 Net realized and unrealized gain (loss)                .21         (.15)         (.17)          .78
                                                     -----------------------------------------------------
 Total from investment operations                      1.35          .95           .91          1.48
----------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                 (1.12)       (1.09)        (1.06)         (.69)
----------------------------------------------------------------------------------------------------------
 Net asset value, end of period                      $17.61       $17.38        $17.52        $17.67
                                                     =====================================================

----------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                    8.16%        5.57%         5.25%         8.97%
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
 Net assets, end of period (in millions)                $ 9          $12           $12           $11
----------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                       $11          $12           $12           $10
----------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                 6.79%        6.30%         6.08%         6.07%
 Total expenses                                        0.61%        0.62%         0.62%         0.68%
 Expenses after expense reimbursement or fee waiver
 and reduction to custodian expenses                    N/A 4       0.61% 4,5     0.60% 4,5     0.64% 4,5
----------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 18%          29%           11%           26%



1. For the period from April 28, 2000 (inception of offering) to December 31, 2000.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distribu- tions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


49 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS



--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Rochester Fund Municipals (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management while seeking preservation of shareholders' capital. The Fund's investment advisor is OppenheimerFunds, Inc.
    The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 SECURITIES ON A WHEN ISSUED OR FORWARD COMMITMENT BASIS. Delivery and payment for securities that have been purchased by the Fund on a when issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated



50 | ROCHESTER FUND MUNICIPALS
 assets with a market value equal to or greater than the amount of its commitments. These transactions of securities on a when issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. As of December 31, 2003, the Fund had entered into when issued purchase commitments or forward commitments of $52,515,000.
--------------------------------------------------------------------------------
 INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund intends to invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $604,901,843 as of December 31, 2003. Including the effect of leverage, inverse floaters represent 17.88% of the Fund's total assets as of December 31, 2003.
--------------------------------------------------------------------------------
 SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2003, securities with an aggregate market value of $26,399,526, representing 0.45% of the Fund's net assets, were in default.
    There are certain risks arising from geographic concentration in any State. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.



51 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  CONTINUED



--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
                                                             NET UNREALIZED
                                                               APPRECIATION
                                                           BASED ON COST OF
                                                             SECURITIES AND
       UNDISTRIBUTED   UNDISTRIBUTED       ACCUMULATED    OTHER INVESTMENTS
       NET INVESTMENT      LONG-TERM              LOSS   FOR FEDERAL INCOME
       INCOME                   GAIN  CARRYFORWARD 1,2         TAX PURPOSES
      ---------------------------------------------------------------------
       $21,084,420              $--       $172,328,930          $49,197,742

 1. As of December 31, 2003, the Fund had $172,328,930 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2003, details of the capital loss carryforwards were as follows:
                              EXPIRING
                              ----------------------
                              2004      $  3,560,645
                              2005         5,760,047
                              2006         4,332,921
                              2007        41,458,446
                              2008        48,591,026
                              2011        68,625,845
                                        ------------
                              Total     $172,328,930
                                        ============

 2. During the fiscal year December 31, 2003, the Fund did not utilize any capital loss carryforwards. During the fiscal year December 31, 2002, the Fund utilized $4,773,145 of capital loss carryforward to offset capital gains realized in that fiscal year. During the fiscal year $10,726,285 of unused capital loss carryforward expired.

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 31, 2003. Net assets of the Fund were unaffected by the reclassifications.

                                          REDUCTION TO
                                       ACCUMULATED NET
                 REDUCTION TO         REALIZED LOSS ON
                 PAID-IN CAPITAL           INVESTMENTS
                 --------------------------------------
                 $10,726,285               $10,726,285

 The tax character of distributions paid during the years ended December 31, 2003 and December 31, 2002 was as follows:
                                           YEAR ENDED                YEAR ENDED
                                    DECEMBER 31, 2003         DECEMBER 31, 2002
        -----------------------------------------------------------------------
        Distributions paid from:
        Exempt-interest dividends        $360,107,792              $353,808,043

 The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.


52 | ROCHESTER FUND MUNICIPALS

                 Federal tax cost of securities     $5,833,548,790
                                                    ==============

                 Gross unrealized appreciation      $  228,819,697
                 Gross unrealized depreciation        (179,621,955)
                                                    ---------------
                   Net unrealized appreciation      $   49,197,742
                                                    ===============

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended December 31, 2003, the Fund's projected benefit obligations were increased by $160,200 and payments of $14,819 were made to retired trustees, resulting in an accumulated liability of $734,459 as of December 31, 2003.
    In January 1995, the then existing Board of Trustees of the Fund adopted an unfunded retirement plan for its independent trustees. The retirement plan, as amended and restated in October 1995, provides that no independent trustee of the Fund who is elected after September 1995 may be eligible to receive benefits thereunder. Upon retirement, eligible trustees receive annual payments based upon their years of service. In connection with the sale of certain assets of Rochester Capital Advisors, L.P. (the Fund's former investment advisor) to the Manager, all but one of the existing independent trustees retired effective January 4, 1996. During the year ended December 31, 2003, payments of $67,500 were made to retired trustees. As of December 31, 2003, the Fund had recognized an accumulated liability of $178,875.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.


53 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  CONTINUED

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            YEAR ENDED DECEMBER 31, 2003     YEAR ENDED DECEMBER 31, 2002
                                  SHARES          AMOUNT         SHARES            AMOUNT
------------------------------------------------------------------------------------------
 CLASS A
 Sold                         31,968,251   $ 545,936,442     46,250,617     $ 812,053,894
 Dividends and/or
 distributions reinvested      9,003,352     153,817,637      8,272,468       144,484,462
 Redeemed                    (48,331,277)   (821,648,078)   (39,608,309)     (689,977,656)
                             -------------------------------------------------------------
 Net increase (decrease)      (7,359,674)  $(121,893,999)    14,914,776     $ 266,560,700
                             =============================================================

------------------------------------------------------------------------------------------
 CLASS B
 Sold                          8,236,496   $ 140,702,835     18,018,394     $ 316,028,022
 Dividends and/or
 distributions reinvested      2,559,786      43,684,161      2,312,130        40,363,248
 Redeemed                    (18,121,088)   (308,198,032)    (9,146,731)     (159,202,952)
                             -------------------------------------------------------------
 Net increase (decrease)      (7,324,806)  $(123,811,036)    11,183,793     $ 197,188,318
                             =============================================================

------------------------------------------------------------------------------------------
 CLASS C
 Sold                          4,623,365   $  79,157,974      8,867,195     $ 155,513,477
 Dividends and/or
 distributions reinvested        957,977      16,341,183        915,923        15,983,379
 Redeemed                     (7,557,987)   (128,273,109)    (7,127,719)     (124,080,802)
                             -------------------------------------------------------------
 Net increase (decrease)      (1,976,645)  $ (32,773,952)     2,655,399     $  47,416,054
                             =============================================================

------------------------------------------------------------------------------------------
 CLASS Y
 Sold                                 --   $          --             --     $          --
 Dividends and/or
 distributions reinvested             --              --             --                --
 Redeemed                       (179,098)     (3,100,020)            --                --
                             -------------------------------------------------------------
 Net decrease                   (179,098)  $  (3,100,020)            --     $          --
                             =============================================================

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2003, were $1,043,747,044 and $1,387,785,590, respectively.




54 | ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.54% of the first $100 million of average daily net assets, 0.52% on the next $150 million, 0.47% on the next $1.75 billion of average daily net assets, 0.46% on the next $3 billion, and 0.45% of average daily net assets over $5 billion.
--------------------------------------------------------------------------------
 ACCOUNTING FEES. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the year ended, the Fund paid $1,745,069 to the Manager for accounting and pricing services.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2003, the Fund paid $2,676,006 to OFS for services to the Fund.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.
--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions for personal services and account maintenance services they provide for their customers who hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of these shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales



55 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  CONTINUED



--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2003 for Class B and Class C shares was $43,709,458 and $9,655,198, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                           CLASS A        CLASS B        CLASS C
                            CLASS A     CONTINGENT     CONTINGENT     CONTINGENT
                    FRONT-END SALES       DEFERRED       DEFERRED       DEFERRED
                      SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
                        RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
 YEAR ENDED             DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
--------------------------------------------------------------------------------
 December 31, 2003       $1,256,842      $117,684     $3,574,383        $79,710

--------------------------------------------------------------------------------
 5. ILLIQUID SECURITIES
 As of December 31, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of December 31, 2003 was $654,706,789, which represents 11.07% of the Fund's net assets.
--------------------------------------------------------------------------------
 6. BANK BORROWINGS
 The Fund may borrow up to 5% of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permits borrowings up to $540 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The rate of 0.625% was effective from January 1, 2003 to November 8, 2003; thereafter, the rate is 0.75%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.



56 | ROCHESTER FUND MUNICIPALS

    The Fund had borrowings outstanding of $54,400,000 at December 31, 2003 at an interest rate of 1.750%. For the year ended December 31, 2003, the average monthly loan balance was $34,669,868 at an average daily interest rate of 1.625%. The Fund had gross borrowings and gross loan repayments of $767,700,000 and $783,700,000, respectively, during the year ended December 31, 2003. The maximum amount of borrowings outstanding at any month-end was $81,500,000. The Fund paid commitment fees of $28,758 and interest of $629,115 during the year ended December 31, 2003.


57 | ROCHESTER FUND MUNICIPALS

INDEPENDENT AUDITORS' REPORT



--------------------------------------------------------------------------------
 THE BOARD OF TRUSTEES AND SHAREHOLDERS OF ROCHESTER FUND MUNICIPALS:
 We have audited the accompanying statement of assets and liabilities of Rochester Fund Municipals, including the statement of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended December 31, 1999, were audited by other auditors whose report dated January 24, 2000, expressed an unqualified opinion on this information.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Rochester Fund Municipals as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.





 KPMG LLP

 Denver, Colorado
 January 23, 2004


58 | ROCHESTER FUND MUNICIPALS

FEDERAL INCOME TAX INFORMATION  UNAUDITED


--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record received information regarding any taxable dividends and distributions paid to them by the Fund during calendar year 2002. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    None of the dividends paid by the Fund during the year ended December 31, 2003 are eligible for the corporate dividend-received deduction. 100% of the dividends were derived from interest on municipal bonds and are not subject to federal income taxes; 99.7% of the dividends are not subject to New York State and New York City income taxes. For the state income tax reporting purposes of non-New York State shareholders, the distribution breaks down as follows: New York State (92.1%), Texas (0.2%), Louisiana (0.1%), Puerto Rico (5.2%), Guam (1.4%), Virgin Islands (1.0%).
    During 2003, 32.9% of this tax-exempt income was derived from "private activity bonds". These are municipal bonds used to finance privately operated facilities. The interest on these bonds is not taxable for most investors. For the few investors subject to the Alternative Minimum Tax, the interest from these bonds is considered a preference item.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  UNAUDITED


--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


59 | ROCHESTER FUND MUNICIPALS

TRUSTEES AND OFFICERS  UNAUDITED

NAME, POSITION(S) HELD WITH               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER
FUND, LENGTH OF SERVICE, AGE              TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND
                                          COMPLEX CURRENTLY OVERSEEN BY TRUSTEE

INDEPENDENT TRUSTEES                      THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY,
                                          CENTENNIAL, CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM,
                                          UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

THOMAS W. COURTNEY,                       Principal of Courtney Associates, Inc. (venture capital firm); former
Chairman of the Board of Trustees,        General Partner of Trivest Venture Fund (private venture capital fund);
Trustee (since 1995)                      former President of Investment Counseling Federated Investors, Inc.;
Age: 70                                   Trustee of the following open-end investment companies: Cash Assets
                                          Trust, PIMCO ADVISORS VIT, Tax Free Trust of Arizona and 4 funds for the
                                          Hawaiian Tax Free Trust. Oversees 10 portfolios in the OppenheimerFunds complex.

JOHN CANNON,                              Director, Neuberger Berman Income Managers Trust, Neuberger & Berman
Trustee (since 1992)                      Income Funds and Neuberger Berman Trust, (1995-present); Neuberger Berman
Age: 73                                   Equity Funds (November 2000-present); Trustee, Neuberger Berman Mutual
                                          Funds (October 1994-present); formerly Chairman and Treasurer, CDC
                                          Associates, a registered investment adviser (December 1993-February
                                          1996); Independent Consultant; Chief Investment Officer, CDC Associates
                                          (1996-June 2000); Consultant and director, CDC Associates (December
                                          1993-February 1999). Oversees 3 portfolios in the OppenheimerFunds complex.

PAUL Y. CLINTON,                          Principal of Clinton Management Associates, a financial and venture
Trustee (since 1995)                      capital consulting firm; Trustee of the following open-end investment
Age: 72                                   companies: Trustee of Capital Cash Management Trust, Prime Cash Fund,
                                          PIMCO ADVISORS VIT and Narragansett Insured Tax-Free Income Fund.
                                          Oversees 10 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                          A trustee or director of other Oppenheimer funds. Oversees 35 portfolios
Trustee (since 1998)                      in the OppenheimerFunds complex.
Age: 70

LACY B. HERRMANN,                         Chairman and Chief Executive Officer of Aquila Management Corporation,
Trustee (since 1995)                      the sponsoring organization and manager, administrator and/or sub-adviser
Age: 74                                   to the following open-end investment companies, and Chairman of the Board of Trustees and President of each: Churchill Cash Reserves Trust,
                                          Aquila-Cascadia Equity Fund, Cash Assets Trust, Prime Cash Fund,
                                          Narragansett Insured Tax-Free Income Fund, Tax-Free Fund For Utah,
                                          Churchill Tax-Free Fund of Kentucky, Tax-Free Fund of Colorado, Tax-Free
                                          Trust of Oregon, Tax-Free Trust of Arizona, Hawaiian Tax-Free Trust, and
                                          Aquila Rocky Mountain Equity Fund and PIMCO ADVISORS VIT; Vice President,
                                          Director, Secretary, and formerly Treasurer of Aquila Distributors, Inc., distributor of the above funds; President and Chairman of the Board of
                                          Trustees of Capital Cash Management Trust ("CCMT"), and an Officer and
                                          Trustee/Director of its predecessors; President and Director of STCM
                                          Management Company, Inc., sponsor and adviser to CCMT; Chairman,
                                          President and a Director of InCap Management Corporation, formerly sub-adviser and administrator of Prime Cash Fund and Short Term Asset
                                          Reserves; Trustee Emeritus of Brown University. Oversees 10 portfolios in the OppenheimerFunds complex.



60 | ROCHESTER FUND MUNICIPALS


BRIAN WRUBLE,                             Special Limited Partner (since January 1999) of Odyssey Investment
Trustee (since 2001)                      Partners, LLC (private equity investment); General Partner (since
Age: 60                                   September 1996) of Odyssey Partners, L.P. (hedge fund in distribution since 1/1/97); Board of Governing Trustees (since August 1990) of The
                                          Jackson Laboratory (non-profit); Trustee (since May 1992) of Institute for Advanced Study (educational institute); formerly Trustee (May 2000 -
                                          2002) of Research Foundation of AIMR (investment research, non-profit);
                                          Governor, Jerome Levy Economics Institute of Bard College (economics research) (August 1990-September 2001); Director of Ray & Berendtson,
                                          Inc. (executive search firm) (May 2000-April 2002). Oversees 10 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------------
OFFICERS                                  THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MESSRS.
                                          MURPHY AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW
                                          YORK, NY 10281-1008, FOR MR. WIXTED, 6803 S. TUCSON WAY, CENTENNIAL, CO
                                          80112-3924, FOR MR. FIELDING, 350 LINDEN OAKS, ROCHESTER, NY 14625. EACH
                                          OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER EARLIER
                                          RESIGNATION, DEATH OR REMOVAL.

RONALD H. FIELDING,                       Senior Vice President (since January 1996) of the Manager; Chairman of
Vice President (since 2002)               the Rochester Division of the Manager (since January 1996); an officer of
Age: 54                                   9 portfolios in the OppenheimerFunds complex.

JOHN V. MURPHY,                           Chairman, Chief Executive Officer and director (since June 2001) and
President (since 2001)                    President (since September 2000) of the Manager; President and a director
Age: 54                                   or trustee of other Oppenheimer funds; President and a director (since
                                          July 2001) of Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the Manager); a director (since November 2001) of
                                          OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager);
                                          Chairman and a director (since July 2001) of Shareholder Services, Inc.
                                          and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001) of
                                          OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc. and Centennial
                                          Asset Management Corporation (since November 2001), HarbourView Asset
                                          Management Corporation and OFI Private Investments, Inc. (since July
                                          2001); President (since November 1, 2001) and a director (since July
                                          2001) of Oppenheimer Real Asset Management, Inc.; a director (since
                                          November 2001) of Trinity Investment Management Corp. and Tremont
                                          Advisers, Inc. (Investment advisory affiliates of the Manager); Executive
                                          Vice President (since February 1997) of Massachusetts Mutual Life
                                          Insurance Company (the Manager's parent company); a director (since June
                                          1995) of DLB Acquisition Corporation (a holding company that owns the shares of David L. Babson & Company, Inc.); formerly, Chief Operating
                                          Officer (September 2000-June 2001) of the Manager; President and trustee
                                          (November 1999-November 2001) of MML Series Investment Fund and
                                          MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life Insurance Company;
                                          President, Chief Executive Officer and director (September 1999-August
                                          2000) of MML Bay State Life Insurance Company; a director (June 1989-June
                                          1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 72 portfolios as
                                          Trustee/Officer and 10 portfolios as Officer in the OppenheimerFunds complex.


61 | ROCHESTER FUND MUNICIPALS

TRUSTEES AND OFFICERS  UNAUDITED / CONTINUED

BRIAN W. WIXTED,                          Senior Vice President and Treasurer (since March 1999) of the Manager;
Treasurer (since 1999)                    Treasurer (since March 1999) of HarbourView Asset Management Corporation,
Age: 44                                   Shareholder Services, Inc., Oppenheimer Real Asset Management
                                          Corporation, Shareholder Financial Services, Inc., Oppenheimer
                                          Partnership Holdings, Inc., OFI Private Investments, Inc. (since March
                                          2000), OppenheimerFunds International Ltd. and OppenheimerFunds plc
                                          (since May 2000) and OFI Institutional Asset Management, Inc. (since
                                          November 2000) (offshore fund management subsidiaries of the Manager);
                                          Treasurer and Chief Financial Officer (since May 2000) of Oppenheimer
                                          Trust Company (a trust company subsidiary of the Manager); Assistant
                                          Treasurer (since March 1999) of Oppenheimer Acquisition Corp. and
                                          OppenheimerFunds Legacy Program (since April 2000); formerly Principal and Chief Operating Officer (March 1995-March 1999), Bankers Trust
                                          Company-Mutual Fund Services Division. An officer of 82 portfolios in the
                                          OppenheimerFunds complex.

ROBERT G. ZACK,                           Executive Vice President (since January 2004) and General Counsel (since
Secretary (since 2001)                    February 2002) of the Manager; General Counsel and a director (since
Age: 55                                   November 2001) of OppenheimerFunds Distributor, Inc.; Senior Vice
                                          President and General Counsel (since November 2001) of HarbourView Asset
                                          Management Corporation; Vice President and a director (since November
                                          2000) of Oppenheimer Partnership Holdings, Inc.; Senior Vice President,
                                          General Counsel and a director (since November 2001) of Shareholder
                                          Services, Inc., Shareholder Financial Services, Inc., OFI Private
                                          Investments, Inc., Oppenheimer Trust Company and OFI Institutional Asset
                                          Management, Inc.; General Counsel (since November 2001) of Centennial
                                          Asset Management Corporation; a director (since November 2001) of
                                          Oppenheimer Real Asset Management, Inc.; Assistant Secretary and a
                                          director (since November 2001) of OppenheimerFunds International Ltd.;
                                          Vice President (since November 2001) of OppenheimerFunds Legacy Program;
                                          Secretary (since November 2001) of Oppenheimer Acquisition Corp.;
                                          formerly Senior Vice President (May 1985-January 2004) Acting General
                                          Counsel (November 2001-February 2002) and Associate General Counsel (May
                                          1981-October 2001) of the Manager; Assistant Secretary of Shareholder
                                          Services, Inc. (May 1985-November 2001), Shareholder Financial Services,
                                          Inc. (November 1989-November 2001); OppenheimerFunds International Ltd.
                                          and OppenheimerFunds plc (October 1997-November 2001). An officer of 82 portfolios in the OppenheimerFunds complex.



THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.

62 | ROCHESTER FUND MUNICIPALS

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the Fund has determined that the Fund does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         (a)  Audit Fees

              The principal accountant for the audit of the registrant's annual financial statements billed $38,000 in fiscal 2003 and $38,500 in fiscal 2002.

         (b)  Audit-Related Fees

              The principal accountant for the audit of the registrant's annual financial statements billed $0 in fiscal 2003 and $1,303 in fiscal 2002.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

         (c)  Tax Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $5,000 in fiscal 2003 and $0 in fiscal 2002 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

         (d)  All Other Fees

              The principal accountant for the audit of the registrant's annual financial statements billed $962 in fiscal 2003 and $214 in fiscal 2002.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include the cost to the principal accountant of attending audit committee meetings and consultations regarding the registrant's retirement plan with respect to its trustees.

         (i) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

              The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

              Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

              (2) 100%

         (j)  Not applicable as less than 50%.

         (k) The principal accountant for the audit of the registrant's annual financial statements billed $5,962 in fiscal 2003 and $1,517 in fiscal 2002 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

         (l) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)
              (ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         Not applicable for fiscal periods ending December 31, 2003.

ITEM 10.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of December 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)